UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07064

The Target Portfolio Trust

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —95.9%

	COMMON STOCKS —95.9%
	Aerospace/Defense —3.1%
104,400	AAR Corp.*(a)	$2,418,948
59,526	BE Aerospace, Inc.*(a)	1,335,168
68,000	Curtiss-Wright Corp. (Class B Stock)	2,078,080
3,200	Ducommun, Inc.	57,536
29,885	Elbit Systems Ltd (Israel)	1,865,422
3,600	Esterline Technologies Corp.*	135,936
289,925	Hexcel Corp.*	3,189,175
79,475	Moog, Inc. (Class A Stock)*	2,398,555
91,074	Teledyne Technologies, Inc.*	3,393,417
19,125	TransDigm Group, Inc.(a)	923,164
28,914	Triumph Group, Inc.	1,472,590

		19,267,991

	Airlines —0.4%
4,800	AirTran Holdings, Inc.*(a)	23,136
3,800	Alaska Air Group, Inc.*	119,092
5,200	JetBlue Airways Corp.*(a)	25,688
21,900	Republic Airways Holdings, Inc.*(a)	107,091
161,500	SkyWest, Inc.	2,362,745

		2,637,752

	Apparel —0.1%
22,350	Carter’s, Inc.*(a)	577,971
3,800	G-III Apparel Group Ltd.*	66,158
17,200	Jones Apparel Group, Inc.	248,368

		892,497

	Auto Related —0.1%
49,770	Cooper Tire & Rubber Co.	847,583

	Automotive Parts —0.4%
51,887	ATC Technology Corp.*	1,134,769
26,925	Autoliv, Inc.(a)	1,152,659
7,700	Spartan Motors, Inc.	46,200
12,400	Standard Motor Products, Inc.*	97,216

		2,430,844

	Banks —2.8%
1,390	1st Source Corp.	21,197
3,046	Ameris Bancorp.(a)	28,450
1,300	BancFirst Corp.	52,390
1,800	Bank of the Ozarks, Inc.	53,334
1,300	Banner Corp.	3,848
71,299	Cardinal Financial Corp.	665,220
2,900	Chemical Financial Corp.	61,451
6,000	City Holding Co.	188,580
3,600	Columbia Banking System, Inc.	68,364
3,300	Community Bank System, Inc.(a)	69,003
5,900	Community Trust Bancorp, Inc.	149,447
4,400	Dime Community Bancshares	53,196
5,100	East West Bancorp, Inc.	83,793
1,900	Financial Institutions, Inc.	23,940
92,877	First Financial Bancorp	1,523,183
2,200	First Financial Holdings, Inc.	25,938
16,300	First Niagara Financial Group, Inc.	223,799
117,553	FirstMerit Corp.	2,408,661
5,100	Guaranty Bancorp*	7,395
23,595	Hancock Holding Co.	965,979
16,933	IBERIABANK Corp.	904,900
5,800	Independent Bank Corp.	135,140

2,600	Lakeland Financial Corp.	48,230
14,600	Nara Bancorp, Inc.*	133,444
600	Old Second Bancorp, Inc.	3,552
3,800	Oriental Financial Group, Inc. (Puerto Rico)	43,244
3,200	Peoples Bancorp, Inc.	41,536
57,325	Prosperity Bancshares, Inc.	2,311,344
2,251	Republic Bancorp, Inc. (Class A Stock)	37,389
2,400	Santander BanCorp (Puerto Rico)*	29,400
500	Shore Bancshares, Inc.	6,650
2,100	Sierra Bancorp	21,462
38,942	Signature Bank*(a)	1,346,614
1,700	Simmons First National Corp. (Class A Stock)	45,628
3,590	Southside Bancshares, Inc.	71,441
3,400	Southwest Bancorp, Inc.	25,466
10,450	Sterling Bancshares, Inc.	53,399
2,700	Trico Bancshares	46,602
111,283	Trustmark Corp.(a)	2,537,252
6,583	Umpqua Holdings Corp.	81,366
81,900	United Bankshares, Inc.(a)	2,039,310
2,300	Washington Trust Bancorp, Inc.	39,307
3,100	WesBanco, Inc.	44,981
2,900	West Bancorp, Inc.	14,790
46,354	Whitney Holding Corp.	575,717
4,600	Wilshire Bancorp, Inc.(a)	42,366
1,900	WSFS Financial Corp.	51,300

		17,408,998

	Beverages —0.2%
55,500	Embotelladora Andina SA, ADR (Chile)	1,103,340

	Biotechnology
2,100	Celera Corp.*	14,133
3,300	Emergent Biosolutions, Inc.*	47,256
600	InterMune, Inc.*	9,366
40,600	Lexicon Pharmaceuticals, Inc.*	72,268
4,025	Protalix BioTherapeutics, Inc.*(a)	27,571

		170,594

	Broadcasting
6,000	Entercom Communications Corp. (Class A Stock)*	50,760
11,842	LIN TV Corp. (Class A Stock)*	56,486

		107,246

	Building Materials —0.1%
12,400	Comfort Systems USA, Inc.	145,452
12,500	Gibraltar Industries, Inc.*	174,250
800	Trex Co., Inc.*	12,336
2,100	Tutor Perini Corp.*(a)	40,026

		372,064

	Building Products —0.3%
3,400	Apogee Enterprises, Inc.	46,784
42,600	Lennox International, Inc.	1,628,172
15,700	NCI Building Systems, Inc.*	30,929
5,000	Quanex Building Products Corp.	80,400
2,600	Universal Forest Products, Inc.	88,244

		1,874,529

	Business Services —0.5%
2,200	ABM Industries, Inc.	42,724
10,700	Cabela’s, Inc.*(a)	172,484
1,800	COMSYS IT Partners, Inc.*	22,752
4,900	DHT Maritime, Inc. (Marshall Islands)	18,473
1,100	Medidata Solutions, Inc.*	18,348
69,400	URS Corp.*	3,114,672

		3,389,453

	Capital Markets —1.1%
140,800	Apollo Investment Corp.	1,450,240
102,125	Ares Capital Corp	1,256,137
111,539	Federated Investors, Inc. (Class B Stock)(a)	2,830,860
194,225	MF Global Holdings Ltd.*(a)	1,272,174

		6,809,411

	Chemicals —4.1%
3,300	A. Schulman, Inc.	74,316
7,700	Aceto Corp.	40,656
36,175	Airgas, Inc.	1,528,756
28,600	Ashland, Inc.	1,155,726
24,866	Cabot Corp.	641,045
20,979	Cytec Industries, Inc.	782,727
8,500	H.B. Fuller Co.	170,170
102,800	Innophos Holdings, Inc.	2,010,768
3,700	Innospec, Inc.	36,075
49,500	International Flavors & Fragrances, Inc.	1,968,615
33,500	ION Geophysical Corp.*	159,125
28,500	Lubrizol Corp. (The)	2,100,165
104,500	Methanex Corp. (Canada)	2,332,440
1,500	Minerals Technologies, Inc.	71,700
1,300	NewMarket Corp.(a)	117,286
35,348	Olin Corp.	583,242
29,933	OM Group, Inc.*	976,414
14,400	PolyOne Corp.*	107,280
4,000	Rockwood Holdings, Inc.*	87,640
110,500	RPM International, Inc.	2,066,350
132,200	Sensient Technologies Corp.	3,430,590
10,100	Solutia, Inc.*	138,875
24,500	Spartech Corp.*	247,205
60,500	Terra Industries, Inc.	1,911,800
114,700	Valspar Corp. (The)	3,037,256

		25,776,222

	Clothing & Apparel —0.2%
2,800	Cato Corp. (The) (Class A Stock)	57,260
38,977	G&K Services, Inc. (Class A Stock)	974,425
10,500	Iconix Brand Group, Inc.*	132,510
6,000	Maidenform Brands, Inc.*	89,700

		1,253,895

	Commercial Banks —1.6%
89,470	BancorpSouth, Inc.(a)	2,047,074
46,800	Bank of Hawaii Corp.	2,128,464
39,900	Cullen / Frost Bankers, Inc.(a)	2,047,668
63,694	First Horizon National Corp.*(a)	824,837
109,624	National Penn Bancshares, Inc.	657,744
3,200	Sterling Bancorp NY	23,840
17,275	Territorial Bancorp, Inc.*	323,043
32,850	United Financial Bancorp, Inc.	431,649
70,155	Zions Bancorp(a)	1,330,840

		9,815,159

	Commercial Services —1.2%
2,500	Consolidated Graphics, Inc.*	84,375
3,900	Dynamics Research Corp.*	43,758
17,100	DynCorp International, Inc.*	205,371
5,600	Gartner, Inc.*	119,840
2,400	GEO Group, Inc. (The)*	44,400
900	Kendle International, Inc.*	18,216
24,400	Metalico, Inc.*(a)	120,292
143,400	Pharmaceutical Product Development, Inc.	3,349,824
9,900	Spherion Corp.*	55,836
18,600	Stewart Enterprises, Inc. (Class A Stock)	94,302
9,600	Valassis Communications, Inc.*	200,928
1,700	Viad Corp.	33,541
93,562	Waste Connections, Inc.*	3,009,890

		7,380,573

	Commercial Services & Supplies —1.0%
74,200	Brink’s Co. (The)	1,734,796
135,400	Ennis, Inc.	2,031,000
15,500	PHH Corp.*	270,320
90,988	School Specialty, Inc.*	2,009,925

		6,046,041

	Communication Equipment
5,100	Tekelec*	76,398

	Computer Hardware —0.1%
500	Agilysys, Inc.	4,200
12,600	Aspen Technology, Inc.*	115,920
17,600	CIBER, Inc.*	56,848
4,600	Mercury Computer Systems, Inc.*	54,924
29,700	Quantum Corp.*	76,032
1,880	Radisys Corp.*	14,119
3,500	Sykes Enterprises, Inc.*	83,930

		405,973

	Computer Services & Software —2.1%
1,600	Fortinet, Inc.*	27,568
97,700	Global Payments, Inc.	4,347,650
1,600	infoGROUP, Inc.*	12,336
4,007	JDA Software Group, Inc.*(a)	105,035
1,000	Mantech International Corp. (Class A Stock)*	47,910
59,975	MICROS Systems, Inc.*(a)	1,714,086
2,500	Netscout Systems, Inc.*	35,100
85,522	Parametric Technology Corp.*	1,416,244
2,600	Progress Software Corp.*	73,138
2,900	Quest Software, Inc.*	49,938
3,300	Semtech Corp.*	49,434
185,625	SRA International, Inc. (Class A Stock)*(a)	3,196,463
6,200	SYNNEX Corp.*	164,114
36,198	Synopsys, Inc.*(a)	769,931
16,800	Take-Two Interactive Software, Inc.*	155,904
4,110	Unisys Corp.*	118,738
1,200	Virtusa Corp.*	10,692
79,619	Xyratex Ltd. (Bermuda)*	1,091,576

		13,385,857

	Computers & Peripherals —0.6%
112,357	Diebold, Inc.(a)	2,985,325
50,900	QLogic Corp.*	874,971

		3,860,296

	Construction —0.3%
1,900	Brookfield Homes Corp.*	13,794
58,800	Granite Construction, Inc.(a)	1,815,744
18,400	Standard Pacific Corp.*	66,792

		1,896,330

	Construction & Engineering —0.4%
19,500	EMCOR Group, Inc.*	469,170
106,900	KBR, Inc.	2,002,237

		2,471,407

	Consumer Finance —0.5%
415,400	Advance America Cash Advance Centers, Inc.	2,006,382
61,650	First Cash Financial Services, Inc.*	1,407,470

		3,413,852

	Consumer Products & Services —1.9%
9,000	American Greetings Corp. (Class A Stock)(a)	166,320
61,093	Central Garden & Pet Co.*	582,827
69,086	Central Garden & Pet Co. (Class A Stock)*	607,266

3,700	Compass Diversified Holdings	43,364
1,300	GP Strategies Corp.*	9,620
6,000	Helen of Troy Ltd. (Bermuda)*	141,420
1,093	Jarden Corp.	33,315
15,100	La-Z-Boy, Inc.*	153,265
121,600	Scotts Miracle-Gro Co. (The) (Class A Stock)	4,827,520
63,046	Snap-on, Inc.	2,577,320
74,000	Toro Co. (The)	2,882,300

		12,024,537

	Consumer Services —0.1%
15,600	Rent-A-Center, Inc.*	312,000

	Containers & Packaging —1.1%
72,000	Bemis Co., Inc.	2,020,320
3,900	Core-Mark Holding Co., Inc.*	116,298
88,225	Packaging Corp. of America	1,945,361
22,623	Silgan Holdings, Inc.	1,173,003
67,600	Sonoco Products Co.	1,876,576

		7,131,558

	Distribution/Wholesale —0.3%
3,900	Brightpoint, Inc.*	22,776
2,000	United Stationers, Inc.*(a)	109,120
62,672	WESCO International, Inc.*(a)	1,737,268

		1,869,164

	Diversified Financial Services —0.2%
1,700	Altisource Portfolio Solutions SA (Luxembourg)*	39,015
3,500	CompuCredit Holdings Corp.	11,690
695,100	E*Trade Financial Corp.*(a)	1,056,552
1,300	Marlin Business Services Corp.*	12,766
1,400	Oppenheimer Holdings, Inc.	38,234

		1,158,257

	Diversified Financials —0.6%
138,000	Jefferies Group, Inc.*(a)	3,524,520
9,000	Penson Worldwide, Inc.*(a)	75,780
80	Virtus Investment Partners, Inc.*	1,310

		3,601,610

	Drugs & Healthcare —0.5%
57,400	Covance, Inc.*(a)	3,335,514

	Electric —0.4%
1,600	Central Vermont Public Service Corp.	31,424
136,263	Great Plains Energy, Inc.	2,433,657
2,700	MGE Energy, Inc.	90,261

		2,555,342

	Electric Utilities —1.0%
5,500	Avista Corp.	112,090
83,500	Cleco Corp.	2,164,320
9,900	El Paso Electric Co.*	190,575
19,681	IDACORP, Inc.	616,999
2,800	UIL Holdings Corp.	76,076
12,000	UniSource Energy Corp.	368,880
135,250	Westar Energy, Inc.(a)	2,884,883

		6,413,823

	Electrical Equipment —1.5%
24,425	A.O. Smith Corp.	1,040,017
63,700	Acuity Brands, Inc.(a)	2,279,186
145,474	Belden, Inc.	3,321,171
34,200	General Cable Corp.*(a)	995,220
106,550	GrafTech International Ltd.*	1,338,268
4,700	Regal-Beloit Corp.	222,780

		9,196,642

	Electronic Components —1.0%
149,233	Digital River, Inc.*	3,750,225
4,000	FEI Co.*	83,200
1,500	Houston Wire & Cable Co.	18,045
600	OSI Systems, Inc.*	15,882
1,600	Plexus Corp.*	54,416
106,751	Portland General Electric Co.	2,081,645
2,000	Technitrol, Inc.	8,960

		6,012,373

	Electronic Components & Equipment
11,900	EnerSys*	231,931
2,600	PowerSecure International, Inc.*	17,108

		249,039

	Electronic Equipment & Instruments —0.3%
132,100	Jabil Circuit, Inc.	1,912,808

	Electronics —1.8%
6,150	Benchmark Electronics, Inc.*	112,053
115,900	Checkpoint Systems, Inc.*	1,859,036
60,020	Coherent, Inc.*(a)	1,781,394
5,800	CTS Corp.	44,138
1,700	Encore Wire Corp.	34,017
181,800	FLIR Systems, Inc.*(a)	5,377,644
44,971	Littelfuse, Inc.*	1,351,828
12,700	TTM Technologies, Inc.*	131,445
28,498	Watts Water Technologies, Inc. (Class A Stock)(a)	824,447

		11,516,002

	Energy Equipment —0.9%
287,121	Key Energy Services, Inc.*(a)	2,776,460
38,075	Oil States International, Inc.*(a)	1,402,683
27,600	Unit Corp.*	1,256,904

		5,436,047

	Energy Equipment & Services —0.7%
3,200	Complete Production Services, Inc.*(a)	40,096
6,900	Headwaters, Inc.*	37,881
35,400	Lufkin Industries, Inc.	2,243,652
42,100	Tidewater, Inc.(a)	1,971,122

		4,292,751

	Entertainment & Leisure —0.5%
7,200	Carmike Cinemas, Inc.*	52,056
3,300	Isle of Capri Casinos, Inc.*	26,565
101,800	Life Time Fitness, Inc.*(a)	2,438,110
3,300	RC2 Corp.*	47,421
50,079	Scientific Games Corp. (Class A Stock)*	705,112

		3,269,264

	Environmental Services —0.2%
13,892	Clean Harbors, Inc.*	795,456
19,582	Tetra Tech, Inc.*	443,336
1,400	Waste Services, Inc.*	12,712

		1,251,504

	Equipment Services
3,700	MedAssets, Inc.*(a)	74,888

	Exchange Traded Funds —0.2%
5,904	iShares Russell 2000 Index Fund(a)	355,362
20,850	iShares Russell 2000 Value Index Fund	1,176,565

		1,531,927

	Farming & Agriculture
5,200	Andersons, Inc. (The)	140,296

	Financial - Bank & Trust —0.7%
4,500	Banco Latinoamericano de Exportaciones SA (Panama)	63,720
37,391	Boston Private Financial Holdings, Inc.	268,094
28,475	Citizens Republic Bancorp, Inc.*	21,641
44,625	Danvers Bancorp, Inc.	608,685
4,900	First BanCorp (Puerto Rico)(a)	11,172
2,500	First BanCorp (United States)	38,700
1,100	First Defiance Financial Corp.	11,616
2,800	First Merchants Corp.	18,928
2,600	Flushing Financial Corp.	31,850
23,900	FNB Corp.	169,451
1,300	Heartland Financial USA, Inc.	18,135
4,300	Lakeland Bancorp, Inc.	29,584
118,837	Northwest Bancshares, Inc.	1,391,581
1,300	Park National Corp.(a)	71,240
5,696	Prospect Capital Corp.(a)	64,991
2,900	S&T Bancorp, Inc.	50,808
2,200	Stifel Financial Corp.*(a)	115,060
492,695	Synovus Financial Corp.(a)	1,359,838
2,400	Union Bankshares Corp.	30,840
6,114	United Community Banks, Inc.*	27,452

		4,403,386

	Financial Services —2.6%
600	Alliance Financial Corp.	15,282
13,100	Allied Capital Corp.*	54,496
80,800	Associated Banc-Corp.	1,027,776
1,900	AZZ, Inc.	57,152
1,700	Berkshire Hills Bancorp, Inc.	28,135
15,800	BGC Partners, Inc. (Class A Stock)	64,306
4,262	BlackRock Kelso Capital Corp.	38,315
7,900	Brookline Bancorp, Inc.	79,079
36,600	CVB Financial Corp.(a)	350,628
21,500	Deluxe Corp.	400,115
9,371	Dollar Financial Corp.*	211,316
6,500	Doral Financial Corp. (Puerto Rico)*	23,075
117,000	Eaton Vance Corp.	3,370,770
3,900	Encore Capital Group, Inc.*	61,503
1,200	Farmers Capital Bank Corp.	10,632
97,975	Fifth Street Finance Corp.	1,072,826
7,000	First Community Bancshares, Inc.	81,620
1,000	First South Bancorp, Inc.	10,100
4,800	Global Cash Access Holdings, Inc.*	38,880
3,100	Hallmark Financial Services, Inc.*	24,335
10,900	Hawaiian Holdings, Inc.*	64,746
12,400	Knight Capital Group, Inc. (Class A Stock)*	193,936
2,100	Koppers Holdings, Inc.	58,632
1,500	National Financial Partners Corp.*	12,675
5,100	NBT Bancorp, Inc.	106,386
11,600	Nelnet, Inc. (Class A Stock)	193,604
2,000	Oceanfirst Financial Corp	20,720
13,000	Ocwen Financial Corp.*(a)	119,080
12,800	Pacer International, Inc.*	38,400
6,800	Pacific Capital Bancorp	8,160
66,750	PacWest Bancorp(a)	1,385,063
1,200	Piper Jaffray Cos.*	58,296
315	Porter Bancorp, Inc.	4,416
7,400	Provident Financial Services, Inc.	84,360
206,175	Raymond James Financial, Inc.(a)	5,218,289
6,500	Renasant Corp.(a)	93,275
62,100	South Financial Group, Inc. (The)(a)	28,883

31,900	Student Loan Corp. (The)	1,445,070
1,100	Suffolk Bancorp	29,656
3,400	SVB Financial Group*(a)	147,526
8,700	Trustco Bank Corp. NY(a)	52,200
2,528	United Community Financial Corp.*	4,551
100	Waterstone Financial, Inc.*	220
7,100	World Acceptance Corp.*(a)	286,769

		16,675,254

	Food & Drug Retailing —1.1%
103,495	Casey’s General Stores, Inc.	3,175,227
68,500	Ruddick Corp.	1,941,975
59,500	Weis Markets, Inc.	2,112,845

		7,230,047

	Food Products —1.6%
74,200	Cal-Maine Foods, Inc.(a)	2,422,630
124,473	Corn Products International, Inc.	3,537,523
189,600	Del Monte Foods Co.	2,157,648
2,000	Fresh Del Monte Produce, Inc. (Cayman Islands)*	40,660
28,600	J.M. Smucker Co. (The)	1,718,002
1,300	Nash Finch Co.	44,850

		9,921,313

	Foods —0.7%
6,400	B&G Foods, Inc.	57,472
22,000	Chiquita Brands International, Inc.*(a)	322,740
87,371	Dean Foods Co.*	1,540,351
78,407	Dole Food Co., Inc.*(a)	901,681
29,330	Sanderson Farms, Inc.	1,371,177
1,500	TreeHouse Foods, Inc.*	58,110

		4,251,531

	Furniture
6,700	Knoll, Inc.	75,442

	Gas & Pipeline Utilities —0.7%
176,959	Swift Energy Co.*(a)	4,434,593

	Gas Utilities —2.9%
96,548	AGL Resources, Inc.	3,407,179
71,500	Atmos Energy Corp.(a)	1,974,830
42,900	Energen Corp.	1,885,455
40,400	National Fuel Gas Co.(a)	1,895,568
85,500	Southwest Gas Corp.	2,365,785
79,000	UGI Corp.	1,936,290
144,500	WGL Holdings, Inc.	4,584,985

		18,050,092

	Healthcare Equipment & Supplies —2.5%
94,869	Cooper Cos., Inc. (The)	3,350,773
23,000	Hill-Rom Holdings, Inc.	537,510
89,700	Invacare Corp.	2,246,088
71,800	STERIS Corp.(a)	1,872,544
92,079	Teleflex, Inc.	5,263,236
72,225	West Pharmaceutical Services, Inc.	2,623,934

		15,894,085

	Healthcare Providers & Services —0.8%
101,300	AMERIGROUP Corp.*	2,578,085
7,400	Gentiva Health Services, Inc.*	188,996
2,600	Magellan Health Services, Inc.*	102,648
47,900	Owens & Minor, Inc.	1,920,311
5,400	Res-Care, Inc.*	48,654

		4,838,694

	Healthcare Services —1.9%
19,200	Affymetrix, Inc.*	101,376
51,600	Amedisys, Inc.*(a)	2,835,420
3,300	American Dental Partners, Inc.*	41,745
39,494	AmSurg Corp.*(a)	833,718
2,900	Continucare Corp.*	14,036
4,900	Healthsouth Corp.*	88,249
9,300	HealthSpring, Inc.*	161,727
118,900	Healthways, Inc.*	2,028,434
96,773	MEDNAX, Inc.*	5,502,513
16,500	Nighthawk Radiology Holdings, Inc.*	65,505
3,300	RehabCare Group, Inc.*	95,898
52,300	Sunrise Senior Living, Inc.*	155,331
4,900	Triple-S Management Corp. (Puerto Rico)*	81,291
6,600	WellCare Health Plans, Inc.*	205,788

		12,211,031

	Healthcare-Products
5,300	Vital Images, Inc.*	75,366

	Home Builder —0.2%
63,300	Meritage Homes Corp.*	1,417,287

	Hotels, Restaurants & Leisure —0.9%
93,200	Brinker International, Inc.	1,521,024
13,500	Dover Downs Gaming & Entertainment, Inc.	47,250
118,125	International Speedway Corp. (Class A Stock)	3,036,994
118,175	Sonic Corp.*(a)	996,215

		5,601,483

	Household Durables —0.2%
9,200	ACCO Brands Corp.*	70,840
56,003	Ethan Allen Interiors, Inc.(a)	811,483
2,800	Tempur-Pedic International, Inc.*	69,692

		952,015

	Household Products —0.3%
3,200	Tupperware Brands Corp.	135,872
67,000	WD-40 Co.	2,061,590

		2,197,462

	Industrial Products —0.7%
41,282	Brady Corp. (Class A Stock)	1,166,629
2,300	CIRCOR International, Inc.	64,975
89,607	Interface, Inc. (Class A Stock)	726,713
75,176	Kaydon Corp.	2,457,504
4,100	Myers Industries, Inc.	37,474

		4,453,295

	Insurance —6.5%
289,100	American Equity Investment Life Holding Co.	2,121,994
80,500	American Financial Group, Inc.	1,997,205
2,600	American Physicians Capital, Inc.	72,176
500	American Safety Insurance Holdings Ltd. (Bermuda)*	6,875
15,400	Amerisafe, Inc.*	266,420
4,300	AmTrust Financial Services, Inc.	51,471
4,115	Argo Group International Holdings Ltd. (Bermuda)*	110,035
50,500	Aspen Insurance Holdings Ltd. (Bermuda)	1,344,815
80,200	Assured Guaranty Ltd. (Bermuda)(a)	1,817,332
253,800	Conseco, Inc.*(a)	1,208,088
205,325	Delphi Financial Group, Inc. (Class A Stock)	4,157,831
140,673	Employers Holdings, Inc.	1,861,104
20,092	Endurance Specialty Holdings Ltd. (Bermuda)	723,714
400	FPIC Insurance Group, Inc.*	15,180
53,125	Hanover Insurance Group, Inc. (The)(a)	2,253,562
1,300	Harleysville Group, Inc.	41,990
85,150	HCC Insurance Holdings, Inc.	2,307,565
53,613	Horace Mann Educators Corp.	642,820
80,616	Infinity Property & Casualty Corp.	3,197,231
7,900	Max Capital Group Ltd. (Bermuda)	177,908
4,500	Meadowbrook Insurance Group, Inc.	30,375

10,100	MGIC Investment Corp.*(a)	61,105
2,400	Navigators Group, Inc.*	102,408
1,100	NYMAGIC, Inc.	17,270
47,464	Platinum Underwriters Holdings Ltd. (Bermuda)	1,721,045
6,700	PMA Capital Corp. (Class A Stock)*	40,334
28,428	ProAssurance Corp.*	1,443,005
151,900	Protective Life Corp.	2,559,515
25,800	Radian Group, Inc.(a)	165,894
114,898	Reinsurance Group of America, Inc.	5,597,830
37,300	RLI Corp.	1,919,458
7,800	Selective Insurance Group, Inc.	120,666
83,200	State Auto Financial Corp.	1,307,072
758	Tower Group, Inc.	16,752
77,500	United Fire & Casualty Co.	1,303,550

		40,781,595

	Internet Services —0.1%
2,200	Ancestry.com, Inc.*(a)	30,536
8,300	EarthLink, Inc.	67,313
3,000	SonicWALL, Inc.*	22,860
3,800	TIBCO Software, Inc.*	34,048
18,084	United Online, Inc.	114,291
6,200	Vitacost.com, Inc.*	61,380

		330,428

	Investment Companies
1,200	Artio Global Investors, Inc.*	29,424
25,615	MCG Capital Corp.*	117,573
3,488	TICC Capital Corp.	20,474

		167,471

	IT Services —0.7%
55,667	CACI International, Inc. (Class A Stock)*(a)	2,670,346
65,900	Nice Systems Ltd., ADR (Israel)*	1,918,349

		4,588,695

	Leisure —0.2%
117,907	Callaway Golf Co.(a)	879,586
7,600	Jakks Pacific, Inc.*(a)	83,600

		963,186

	Leisure Equipment & Products —0.3%
193,800	Sturm Ruger & Co., Inc.(a)	2,019,396

	Life Science Tools & Services —0.3%
101,350	PerkinElmer, Inc.	2,041,189

	Machinery —4.5%
100,550	Actuant Corp. (Class A Stock)	1,686,223
150,800	Barnes Group, Inc.	2,418,832
157,600	Bucyrus International, Inc.	8,255,088
500	Cascade Corp.	14,475
78,000	Crane Co.	2,380,560
6,100	Duoyuan Printing, Inc.*	49,105
32,854	Gardner Denver, Inc.	1,309,232
151,500	Harsco Corp.	4,508,640
27,757	IDEX Corp.	783,303
46,732	Kadant, Inc.*	711,261
25,125	Lincoln Electric Holdings, Inc.	1,226,854
12,725	Lindsay Corp.(a)	512,054
1,800	Mueller Industries, Inc.	44,262
14,875	Nordson Corp.	841,033
27,950	Robbins & Myers, Inc.	621,049
500	Tennant Co.	11,965
37,825	Valmont Industries, Inc.	2,627,324
7,800	Wabtec Corp.	298,974

		28,300,234

	Machinery & Equipment —0.2%
4,900	Altra Holdings, Inc.*	53,998
2,500	Chart Industries, Inc.*	40,325
3,200	Pioneer Drilling Co.*	25,440
57,447	Terex Corp.*(a)	1,123,089

		1,242,852

	Manufacturing —0.3%
1,600	Ameron International Corp.	110,448
2,800	Ceradyne, Inc.*	54,712
10,200	EnPro Industries, Inc.*	248,370
2,000	Standex International Corp.	45,620
1,700	Tredegar Corp.	27,506
51,947	Zebra Technologies Corp. (Class A Stock)*	1,355,817

		1,842,473

	Media —0.7%
6,100	AH Belo Corp. (Class A Stock)*	37,271
131,087	Belo Corp. (Class A Stock)	870,418
26,431	Courier Corp.	369,505
3,900	LodgeNet Entertainment Corp.*	21,333
96,900	Regal Entertainment Group (Class A Stock)	1,431,213
38,367	Sinclair Broadcast Group, Inc. (Class A Stock)*	193,753
36,150	Wiley, (John) & Sons, Inc. (Class A Stock)	1,509,263

		4,432,756

	Medical Supplies & Equipment —0.7%
5,000	Cantel Medical Corp.	96,400
40,208	Conmed Corp.*	864,874
2,000	Halozyme Therapeutics, Inc.*	10,840
16,219	Kensey Nash Corp.*	392,824
900	Medivation, Inc.*	29,961
103,232	Patterson Cos., Inc.*(a)	2,948,306
2,200	PSS World Medical, Inc.*	45,144
2,400	Seattle Genetics, Inc.*	24,768

		4,413,117

	Metals & Mining —2.3%
25,000	Amcol International Corp.	628,250
900	Ampco-Pittsburgh Corp.	22,977
5,600	Cloud Peak Energy, Inc.*	75,656
4,900	Coeur d’Alene Mines Corp.*(a)	68,698
1,700	Columbus McKinnon Corp.*	23,086
133,000	Commercial Metals Co.(a)	1,827,420
37,400	Compass Minerals International, Inc.	2,357,696
3,200	Hecla Mining Co.*	14,592
141,500	IAMGOLD Corp. (Canada)(a)	1,869,215
51,300	Royal Gold, Inc.	2,186,406
32,973	RTI International Metals, Inc.*(a)	816,082
8,900	Stillwater Mining Co.*	89,445
91,125	Thompson Creek Metals Co., Inc. (Canada)*(a)	1,057,050
115,900	Timken Co.	2,597,319
4,100	USEC, Inc.*(a)	16,400
7,250	Walter Energy, Inc.	470,670
7,600	Worthington Industries, Inc.	109,972
3,300	XOMA Ltd. (Bermuda)*	2,032

		14,232,966

	Miscellaneous Manufacturers —0.2%
27,902	AptarGroup, Inc.(a)	989,963
400	Portec Rail Products, Inc.	4,368

		994,331

	Multi-Utilities —0.6%
55,500	OGE Energy Corp.	2,010,210
81,500	Vectren Corp.	1,897,320

		3,907,530

	Oil & Gas —0.2%
5,400	Brigham Exploration Co.*	70,416
48,516	Goodrich Petroleum Corp.*(a)	1,010,588

		1,081,004

	Oil & Gas Exploration / Production —0.8%
131,800	Cabot Oil & Gas Corp.	5,043,986

	Oil & Gas Services
4,000	ATP Oil & Gas Corp.*(a)	57,880
2,400	Bolt Technology Corp.*	24,000
12,900	Global Industries Ltd.*	89,913
2,400	T-3 Energy Services, Inc.*	54,120

		225,913

	Oil, Gas & Consumable Fuels —5.4%
36,150	Arena Resources, Inc.*(a)	1,385,991
145,541	Berry Petroleum Co. (Class A Stock)(a)	3,941,250
27,400	Cal Dive International, Inc.*	192,896
45,800	Cimarex Energy Co.	2,253,818
36,160	Concho Resources, Inc.*	1,622,499
30,800	Core Laboratories NV (Netherlands)(a)	3,602,060
20,600	EXCO Resources, Inc.	361,324
152,600	Frontier Oil Corp.	1,901,396
62,450	GMX Resources, Inc.*(a)	661,345
27,800	Gulfport Energy Corp.*	287,452
87,400	Holly Corp.	2,281,140
2,413	Kayne Anderson Energy Development Co.	35,013
9,850	New Jersey Resources Corp.	359,427
68,000	ONEOK, Inc.	2,868,920
9,400	Parker Drilling Co.*	45,214
6,400	Rosetta Resources, Inc.*	131,584
3,100	RPC, Inc.	38,285
80,335	South Jersey Industries, Inc.	3,079,241
88,100	Southern Union Co.	1,941,724
99,100	St. Mary Land & Exploration Co.	3,175,164
5,900	Stone Energy Corp.*	94,046
7,500	TETRA Technologies, Inc.*	78,450
1,900	Toreador Resources Corp.	23,959
103,000	Tsakos Energy Navigation Ltd. (Bermuda)(a)	1,661,390
10,100	VAALCO Energy, Inc.	42,723
6,000	Western Refining, Inc.*(a)	27,420
89,000	World Fuel Services Corp.(a)	2,138,670

		34,232,401

	Paper & Forest Products —0.3%
4,400	Boise, Inc.*	22,704
20,000	Buckeye Technologies, Inc.*	228,800
71,575	Louisiana-Pacific Corp.*(a)	508,898
41,349	Neenah Paper, Inc.	575,578
8,200	Rock-Tenn Co. (Class A Stock)	350,058
3,400	Schweitzer-Mauduit International, Inc.	255,816

		1,941,854

	Personell Services
4,500	Kforce, Inc.*	60,165

	Pharmaceuticals —0.1%
1,700	Cypress Bioscience, Inc.*	8,755
5,900	Par Pharmaceutical Cos., Inc.*	155,288
900	Pharmasset, Inc.*	18,810
9,800	Prestige Brands Holdings, Inc.*	76,146
1,000	United Therapeutics Corp.*	59,570
1,200	Valeant Pharmaceuticals International*	40,164
900	XenoPort, Inc.*	16,632

		375,365

	Printing & Publishing
24,200	Journal Communications, Inc.	85,184

	Professional Services —0.6%
92,611	Towers Watson & Co. (Class A Stock)	4,040,618

	Real Estate —0.3%
41,925	Government Properties Income Trust	973,079
21,250	Jones Lang LaSalle, Inc.(a)	1,211,463

		2,184,542

	Real Estate Investment Trusts —5.1%
2,300	American Campus Communities, Inc.	59,018
14,400	Anworth Mortgage Asset Corp.	99,360
10,200	Ashford Hospitality Trust, Inc.*(a)	53,754
8,800	Associated Estates Realty Corp.	103,928
9,400	BioMed Realty Trust, Inc.(a)	136,958
10,100	CapLease, Inc.	46,359
108,584	CBL & Associates Properties, Inc.(a)	1,085,840
10,200	Cedar Shopping Centers, Inc.	71,196
816,975	Chimera Investment Corp.	3,202,542
8,700	Colonial Properties Trust	95,787
27,800	DCT Industrial Trust, Inc.(a)	137,610
12,500	Developers Diversified Realty Corp.(a)	103,125
149,100	DiamondRock Hospitality Co.*	1,213,674
2,800	EastGroup Properties, Inc.	107,128
119,840	Education Realty Trust, Inc.	632,755
4,700	Entertainment Properties Trust(a)	164,077
3,200	Equity LifeStyle Properties, Inc.	154,624
155,865	Equity One, Inc.(a)	2,610,739
4,900	Extra Space Storage, Inc.	55,615
45,300	First Industrial Realty Trust, Inc.*	231,936
117,100	First Potomac Realty Trust(a)	1,592,560
170,500	Franklin Street Properties Corp.(a)	2,141,480
22,400	Glimcher Realty Trust	72,128
77,200	Healthcare Realty Trust, Inc.(a)	1,618,884
4,400	Hersha Hospitality Trust	16,016
1,300	Home Properties, Inc.	57,629
105,000	HRPT Properties Trust(a)	700,350
7,300	Inland Real Estate Corp.	61,612
19,920	iStar Financial, Inc.*(a)	54,182
58,925	LaSalle Hotel Properties(a)	1,187,339
45,378	Lexington Realty Trust(a)	269,999
5,100	LTC Properties, Inc.	129,438
244,800	Medical Properties Trust, Inc.(a)	2,450,448
289,276	MFA Financial, Inc.	2,129,071
25,951	Mid-America Apartment Communities, Inc.(a)	1,217,621
16,100	National Retail Properties, Inc.(a)	325,220
56,800	Nationwide Health Properties, Inc.	1,872,128
25,127	NorthStar Realty Finance Corp.(a)	114,077
10,300	Omega Healthcare Investors, Inc.	192,713
12,700	Parkway Properties, Inc.	264,541
19,200	Pennsylvania Real Estate Investment Trust(a)	172,032
1,100	Pennymac Mortgage Investment Trust*	17,710
40,300	PS Business Parks, Inc.	1,929,564
10,100	Resource Capital Corp.	53,328
2,300	Saul Centers, Inc.	81,972
17,800	Senior Housing Properties Trust	371,130
67,100	Sovran Self Storage, Inc.	2,274,690
10,300	Strategic Hotels & Resorts, Inc.*	23,690
4,700	Sun Communities, Inc.	85,117
10,699	Sunstone Hotel Investors, Inc.*(a)	91,904

		31,934,598

	Registered Investment Companies
30,500	American Capital Ltd.*(a)	112,545
4,000	Gladstone Capital Corp.	29,520

		142,065

	Restaurants —0.1%
42,979	California Pizza Kitchen, Inc.*	593,110
7,500	Einstein Noah Restaurant Group, Inc.*	88,275
10,900	Ruby Tuesday, Inc.*	75,319

		756,704

	Retail —1.4%
11,000	Asbury Automotive Group, Inc.*	121,770
84,757	Cash America International, Inc.	3,186,015
5,100	CEC Entertainment, Inc.*(a)	169,269
3,800	Group 1 Automotive, Inc.*(a)	110,200
5,000	Insight Enterprises, Inc.*	57,550
1,100	Jo-Ann Stores, Inc.*	38,522
7,200	Lithia Motors, Inc. (Class A Stock)*	56,160
25,932	Men’s Wearhouse, Inc. (The)	522,530
72,734	Pantry, Inc. (The)*	979,727
53,153	PetSmart, Inc.	1,368,690
143,410	Regis Corp.(a)	2,284,521
8,700	Sonic Automotive, Inc. (Class A Stock)*(a)	83,085
20,500	Zale Corp.*(a)	44,690

		9,022,729

	Retail & Merchandising —0.7%
37,609	Bebe Stores, Inc.	232,423
61,534	BJ’s Wholesale Club, Inc.*	2,079,234
96,302	Coldwater Creek, Inc.*(a)	429,507
6,000	Collective Brands, Inc.*	118,080
1,000	Deckers Outdoor Corp.*	98,170
8,600	Finish Line, Inc. (The) (Class A Stock)	95,374
34,616	hhgregg, Inc.*	737,321
8,000	Interline Brands, Inc.*	134,400
3,800	Jos. A. Bank Clothiers, Inc.*(a)	159,258
1,300	Rue21, Inc.*	36,439
2,100	Rush Enterprises, Inc.*	23,856
28,300	Ruth’s Hospitality Group, Inc.*	78,957
28,300	Ruth’s Hospitality Group, Inc.(FPR)*	3,699
17,889	Saks’s, Inc.*(a)	115,205

		4,341,923

	Retail Apparel
8,200	Dress Barn, Inc.*	193,028
2,700	Warnaco Group, Inc. (The)*	104,544

		297,572

	Road & Rail —0.2%
3,100	Arkansas Best Corp.	69,874
29,750	Landstar System, Inc.	1,079,628

		1,149,502

	Semiconductors —1.7%
10,100	Amkor Technology, Inc.*(a)	57,469
4,400	DSP Group, Inc.*	30,316
70,243	Emulex Corp.*	789,531
17,758	Entegris, Inc.*	64,639
53,934	Itron, Inc.*(a)	3,319,098
5,900	Lattice Semiconductor Corp.*	15,281
4,600	MKS Instruments, Inc.*	76,360
5,800	Photronics, Inc.*	22,330
14,500	PMC - Sierra, Inc.*	115,275
43,120	Richardson Electronics Ltd.	330,731
3,000	Sigma Designs, Inc.*(a)	33,330

118,875	Skyworks Solutions, Inc.*(a)	1,508,524
4,700	STR Holdings, Inc.*	78,396
202,800	TriQuint Semiconductor, Inc.*(a)	1,216,800
33,125	Varian Semiconductor Equipment Associates, Inc.*(a)	971,556
2,600	Veeco Instruments, Inc.*	82,732
153,320	Zoran Corp.*	1,681,921

		10,394,289

	Semiconductors & Semiconductor Equipment
34,200	Himax Technologies, Inc., ADR (Cayman Islands)	101,574

	Software —1.0%
3,300	CSG Systems International, Inc.*	64,053
2,800	Global Defense Technology & Systems, Inc.*	38,164
199,699	Lawson Software, Inc.*	1,210,176
106,712	Sybase, Inc.*(a)	4,339,977
33,825	Tyler Technologies, Inc.*	633,542

		6,285,912

	Specialized Consumer Services —0.1%
26,800	Hillenbrand, Inc.	491,780

	Specialty Retail —1.7%
220,475	Aaron’s, Inc.(a)	6,142,433
26,133	Abercrombie & Fitch Co. (Class A Stock)	824,235
4,975	Brown Shoe Co., Inc.	60,944
68,800	Buckle, Inc. (The)(a)	2,087,392
41,900	Gymboree Corp.*(a)	1,634,519

		10,749,523

	Telecommunications —1.4%
4,800	Adaptec, Inc.*	14,592
300,916	Arris Group, Inc.*	3,021,197
1,800	Atlantic Tele-Network, Inc.	87,174
4,200	Aviat Networks, Inc*	30,198
18,541	Black Box Corp.	509,692
39,600	Cincinnati Bell, Inc.*	115,236
7,900	Consolidated Communications Holdings, Inc.	135,327
1,100	CPI International , Inc.*	12,320
6,800	MasTec, Inc.*	83,572
2,600	Oplink Communications, Inc.*	38,610
3,300	Plantronics, Inc.	87,186
800	Polycom, Inc.*	17,944
9,500	Premiere Global Services, Inc.*	76,760
6,200	RF Micro Devices, Inc.*	23,870
75,900	SBA Communications Corp. (Class A Stock)*(a)	2,511,531
3,600	Symmetricon, Inc.*	18,360
121,625	Syniverse Holdings, Inc.*	2,044,516

		8,828,085

	Textiles & Apparel —0.1%
9,500	Oxford Industries, Inc.	169,480
17,350	Perry Ellis International, Inc.*	278,121
2,600	Skechers USA, Inc. (Class A Stock)*	72,956

		520,557

	Textiles, Apparel & Luxury Goods —2.4%
85,100	Hanesbrands, Inc.*	1,954,747
188,075	Phillips-Van Heusen Corp.	7,389,467
44,600	UniFirst Corp.	2,240,704
141,925	Wolverine World Wide, Inc.	3,753,916

		15,338,834

	Thrifts & Mortgage Finance —0.7%
216,700	Astoria Financial Corp.	2,860,440
95,650	Washington Federal, Inc.	1,783,872

		4,644,312

	Tobacco —0.4%
49,000	Universal Corp.(a)	2,224,110

	Trading Companies & Distributors —0.7%
105,550	Applied Industrial Technologies, Inc.	2,300,990
43,200	Watsco, Inc.	2,071,872

		4,372,862

	Transportation —0.3%
6,300	Aircastle Ltd. (Bermuda)	59,913
3,400	Atlas Air Worldwide Holdings, Inc.*	124,678
2,900	Echo Global Logistics, Inc.*	35,003
8,000	GulfMark Offshore, Inc.*	196,400
5,000	Heartland Express, Inc.	69,450
15,700	Horizon Lines, Inc.(a)	74,418
5,100	Incyte Corp. Ltd.*(a)	54,468
2,000	International Shipholding Corp.	55,120
28,630	Kansas City Southern*	850,311
900	Knight Transportation, Inc.(a)	16,290
4,000	Knightsbridge Tankers Ltd. (Bermuda)	57,640
3,200	Marten Transport Ltd.*	56,352
1,600	Nordic American Tanker Shipping (Bermuda)(a)	47,472
2,600	RailAmerica, Inc.*	32,864
4,500	Saia, Inc.*	54,000

		1,784,379

	Utilities
1,300	Chesapeake Utilities Corp.	38,532

	Water Utilities —0.4%
1,600	American States Water Co.	53,152
96,000	American Water Works Co., Inc.	2,092,800
2,000	California Water Service Group	72,640

		2,218,592

	TOTAL COMMON STOCKS (cost $538,708,460)	604,229,712

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k) (cost $166,306)
$165	1.25%, 11/30/10	166,334

	TOTAL LONG-TERM INVESTMENTS (cost $538,874,766)	604,396,046

	SHORT-TERM INVESTMENT —24.7%

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND
155,381,587	Dryden Core Investment Fund - Taxable Money Market Series (cost $155,381,587; includes $126,693,147 of cash collateral for securities on loan)(b)(w)	155,381,587

	TOTAL INVESTMENTS—120.6% (cost $694,256,353)(p)	759,777,633
	Liabilities in excess of other assets(x)—(20.6)%	(129,621,688)

	NET ASSETS —100%	$630,155,945

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
FPR	Fully Paid Rights
*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $121,412,193; cash collateral of $126,693,147 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Security segregated as collateral for futures contract.
(p)	The United States federal income tax basis of the Schedule of Investments was $706,560,782; accordingly, net unrealized appreciation on investments for federal income tax purposes was $53,216,851 (gross unrealized appreciation $84,930,242; gross unrealized depreciation $31,713,391). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contract as follows:

Futures contract open at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Depreciation(1)
Long Position:

35	Russell 2000 Mini	March 10	$2,157,065	$2,103,500	$(53,565)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$604,229,712	$—	$—
U.S. Treasury Obligation	—	166,334	—
Affiliated Money Market Mutual Fund	155,381,587	—	—

	$759,611,299	$166,334	$—
Other Financial Instruments*	(53,565)	—	—

Total	$759,557,734	$166,334	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and January 31, 2010, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —99.6%

	COMMON STOCKS
	Airlines —0.4%
6,408	Copa Holdings SA (Panama)	$333,088

	Apparel —1.0%
18,645	Carter’s, Inc.*	482,160
19,290	G-III Apparel Group Ltd.*	335,839

		817,999

	Automotive Parts —1.9%
59,420	American Axle & Manufacturing Holdings, Inc.*(a)	555,577
13,980	Fuel Systems Solutions, Inc.*(a)	498,247
16,325	Monro Muffler Brake, Inc.(a)	558,642

		1,612,466

	Beverages —0.9%
8,410	Green Mountain Coffee Roasters, Inc.*(a)	713,336

	Biotechnology —1.5%
3,320	Bio-Rad Laboratories, Inc. (Class A Stock)*	309,358
16,144	Martek Biosciences Corp.*	347,742
13,806	Regeneron Pharmaceuticals, Inc.*	368,068
20,101	Seattle Genetics, Inc.*	207,442

		1,232,610

	Business Services —1.2%
22,055	Blue Coat Systems, Inc.*	543,656
20,955	Sykes Enterprises, Inc.*	502,501

		1,046,157

	Chemicals —3.8%
130,439	Huntsman Corp.	1,590,052
6,910	NewMarket Corp.(a)	623,420
30,565	Terra Industries, Inc.	965,854

		3,179,326

	Clothing & Apparel —1.3%
11,720	Gymboree Corp.*(a)	457,197
23,197	True Religion Apparel, Inc.*(a)	447,934
12,505	Volcom, Inc.*	197,204

		1,102,335

	Commercial Bank —0.3%
6,850	UMB Financial Corp.	270,644

	Commercial Services —6.6%
30,273	Coinstar, Inc.*(a)	781,952
67,295	Geo Group, Inc. (The)*	1,244,957
9,939	HMS Holdings Corp.*	448,150
28,939	Monster Worldwide, Inc.*(a)	451,159
35,442	Ritchie Bros. Auctioneers, Inc. (Canada)(a)	744,991
27,645	Sotheby’s(a)	642,470
18,125	TNS, Inc.*	415,062
23,570	Waste Connections, Inc.*	758,247

		5,486,988

	Computer Hardware —0.1%
9,124	Radiant Systems, Inc.*	105,382

	Computer Networking —1.3%
23,926	Atheros Communications*(a)	767,307
15,035	Netgear, Inc.*	310,322

		1,077,629

	Computer Services & Software —6.1%
21,990	ANSYS, Inc.*(a)	920,501
28,346	ArcSight, Inc.*(a)	673,217
17,495	Bottomline Technologies, Inc.*	302,664
38,141	Compellent Technologies, Inc.*(a)	758,243
9,302	Mantech International Corp. (Class A Stock)*	445,659
47,397	Netezza Corp.*	430,839
20,283	Riverbed Technology, Inc.*	454,745
20,870	Solera Holdings, Inc.(a)	691,006
16,215	SYNNEX Corp.*	429,211

		5,106,085

	Consumer Finance —0.8%
28,175	First Cash Financial Services, Inc.*	643,235

	Distribution/Wholesale —0.9%
58,055	Brightpoint, Inc.*	339,041
10,514	Owens & Minor, Inc.	421,506

		760,547

	Diversified Financial Services —0.7%
23,196	Duff & Phelps Corp. (Class A Stock)	376,703
13,757	optionsXpress Holdings, Inc.	197,413

		574,116

	Education —2.4%
10,077	American Public Education, Inc.*	384,337
14,495	Blackboard, Inc.*(a)	571,248
8,178	Capella Education Co.*(a)	600,101
20,926	Lincoln Educational Services Corp.*(a)	433,587

		1,989,273

	Electronic Components —5.2%
26,922	Coherent, Inc.*	799,045
21,310	EnerSys*	415,332
18,975	FEI Co.*	394,680
17,085	OSI Systems, Inc.*	452,240
19,620	OYO Geospace Corp.*(a)	735,161
18,910	Plexus Corp.*	643,129
39,752	Universal Electronics, Inc.*	944,905

		4,384,492

	Electronic Components & Equipment —1.0%
21,232	A123 Systems, Inc.*(a)	339,287
37,159	GrafTech International Ltd.*	466,717

		806,004

	Energy - Energy Resources —1.0%
12,165	Canadian Solar, Inc. (Canada)*	257,046
27,130	Trina Solar Ltd., ADR (Cayman Islands)*(a)	594,961

		852,007

	Engineering/Construction —1.0%
23,690	Insituform Technologies, Inc. (Class A Stock)*	485,171
20,775	Orion Marine Group, Inc.*	393,271

		878,442

	Entertainment & Leisure —4.5%
38,508	Bally Technologies, Inc.*(a)	1,527,612
13,355	NetFlix, Inc.*(a)	831,349
6,973	Perfect World Co. Ltd., ADR (Cayman Islands)*(a)	260,023
74,940	Shuffle Master, Inc.*	666,217
13,843	WMS Industries, Inc.*(a)	513,298

		3,798,499

	Environmental Services —1.1%
33,783	Calgon Carbon Corp.*(a)	452,354
20,918	Tetra Tech, Inc.*	473,584

		925,938

	Financial - Bank & Trust —0.5%
33,633	Broadpoint Gleacher Securities, Inc.*	136,214
8,909	Evercore Partners, Inc.	266,112

		402,326

	Financial Services —0.2%
34,985	First Commonwealth Financial Corp.	205,012

	Hand/Machine Tools —0.7%
12,922	Regal-Beloit Corp.	612,503

	Healthcare Services —7.7%
11,300	Addus HomeCare Corp.*	99,779
19,733	Almost Family, Inc.*(a)	717,492
15,021	Amedisys, Inc.*(a)	825,404
25,374	Centene Corp.*	488,449
9,080	Emergency Medical Services Corp. (Class A Stock)*	476,791
34,120	Genoptix, Inc.*(a)	1,110,947
22,889	ICON PLC, ADR (Ireland)*(a)	568,563
6,410	IPC The Hospitalist Co., Inc.*	217,876
16,105	LHC Group, Inc.*	495,873
16,055	Lincare Holdings, Inc.*(a)	591,145
19,204	Psychiatric Solutions, Inc.*(a)	423,448
14,800	RehabCare Group, Inc.*	430,088

		6,445,855

	Healthcare-Products —0.5%
11,320	ICU Medical, Inc.*	393,710

	Home Furnishings —0.9%
27,938	DTS, Inc.*(a)	790,645

	Hotels & Motels —0.3%
6,914	Choice Hotels International, Inc.(a)	219,450

	Insurance —1.3%
10,400	CNinsure, Inc., ADR (Cayman Islands)	193,544
14,757	Tower Group, Inc.	326,130
26,465	Unitrin, Inc.	574,290

		1,093,964

	Internet Services —3.7%
110,230	Art Technology Group, Inc.*	493,830
9,290	AsiaInfo Holdings, Inc.*	222,031
28,145	Cybersource Corp.*	508,862
88,015	Sapient Corp.	682,116
91,025	TIBCO Software, Inc.*	815,584
37,550	ValueClick, Inc.*	347,338

		3,069,761

	Medical Supplies & Equipment —6.4%
83,461	American Medical Systems Holdings, Inc.*(a)	1,602,451
41,550	Cutera, Inc.*	366,886
47,167	Eclipsys Corp.*	786,746
10,040	Quality Systems, Inc.(a)	517,462
46,621	Thoratec Corp.*(a)	1,321,705
18,341	Vital Images, Inc.*	260,809
17,830	Zoll Medical Corp.*	496,387

		5,352,446

	Metals & Mining —0.6%
21,228	Northwest Pipe Co.*	507,774

	Oil & Gas Services —1.1%
17,446	Brigham Exploration Co*	227,496
10,925	CARBO Ceramics, Inc.	720,176

		947,672

	Oil, Gas & Consumable Fuels —3.7%
15,475	Arena Resources, Inc.*(a)	593,311
22,380	Carrizo Oil & Gas, Inc.*	537,120
18,400	Lufkin Industries, Inc.	1,166,192
4,801	Unit Corp.*	218,638
8,465	Whiting Petroleum Corp.*	563,430

		3,078,691

	Pharmaceuticals —4.3%
34,808	BioMarin Pharmaceutical, Inc.*(a)	676,319
34,260	BioScrip, Inc.*	249,070
18,775	Catalyst Health Solutions, Inc.*	738,421
10,615	Cubist Pharmaceuticals, Inc.*(a)	217,501
11,028	Herbalife Ltd. (Cayman Islands)	428,438
52,860	Impax Laboratories, Inc.*	703,038
14,013	Onyx Pharmaceuticals, Inc.*	403,014
20,640	Vivus, Inc.*(a)	174,408

		3,590,209

	Printing & Publishing —0.4%
5,832	VistaPrint NV (Netherlands)*(a)	326,650

	Real Estate Investment Trust —0.4%
23,946	Redwood Trust, Inc.	342,428

	Restaurants —2.9%
46,591	BJ’s Restaurants, Inc.*(a)	984,934
12,107	Buffalo Wild Wings, Inc.*(a)	566,729
26,620	California Pizza Kitchen, Inc.*	367,356
43,710	Texas Roadhouse, Inc.*(a)	508,347

		2,427,366

	Retail —5.1%
40,854	Cash America International, Inc.	1,535,702
45,893	Genesco, Inc.*	1,082,157
14,885	Group 1 Automotive, Inc.*(a)	431,665
21,035	Jo-Ann Stores, Inc.*(a)	736,646
22,899	Vitamin Shoppe, Inc.*	480,879

		4,267,049

	Retail & Merchandising —2.9%
34,970	99 Cents Only Stores*	456,009
12,690	Aeropostale, Inc.*(a)	417,374
23,120	America’s Car-Mart, Inc.*	544,014
22,255	Hibbett Sports, Inc.*(a)	472,251
13,825	Steven Madden Ltd.*	554,935

		2,444,583

	Semiconductors —5.5%
57,240	Cirrus Logic, Inc.*	390,377
38,012	FormFactor, Inc.*	588,046
100,542	ON Semiconductor Corp.*	724,908
35,250	Rovi Corp.*(a)	1,017,667
69,160	Teradyne, Inc.*(a)	645,954
34,620	Varian Semiconductor Equipment Associates, Inc.*	1,015,405
6,694	Veeco Instruments, Inc.*	213,003

		4,595,360

	Software —2.9%
35,961	Informatica Corp.*	851,916
25,544	MedAssets, Inc.*(a)	517,011
32,788	Novell, Inc.*	146,562
30,895	Phase Forward, Inc.*	451,685
24,980	Tyler Technologies, Inc.*	467,875

		2,435,049

	Telecommunications —1.2%
27,776	EMS Technologies, Inc.*	356,088
11,566	MasTec, Inc.*	142,146
19,335	Plantronics, Inc.	510,831

		1,009,065

	Transportation —1.4%
21,090	Genco Shipping & Trading Ltd. (Marshall Islands)*(a)	404,084
20,310	Landstar System, Inc.	737,050

		1,141,134

	TOTAL LONG-TERM INVESTMENTS (cost $73,458,688)	83,395,300

	SHORT-TERM INVESTMENT —31.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
26,201,801	Dryden Core Investment Fund - Taxable Money Market Series (cost $26,201,801; includes $26,019,130 of cash collateral for securities on loan)(b)(w)	26,201,801

	TOTAL INVESTMENTS—130.9% (cost $99,660,489)(p)	109,597,101
	Liabilities in excess of other assets —(30.9)%	(25,857,538)

	NET ASSETS —100%	$83,739,563

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $24,956,418; cash collateral of $26,019,130 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $100,400,817; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,196,284 (gross unrealized appreciation $14,114,204; gross unrealized depreciation $4,917,920). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$83,395,300	$—	$—
Affiliated Money Market Mutual Fund	26,201,801	—	—

	$109,597,101	$—	$—
Other Financial Instruments*	—	—	—

Total	$109,597,101	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and January 31, 2010, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —99.1%

	COMMON STOCKS
	Aerospace & Defense —4.3%
4,600	Boeing Co. (The)	$278,760
26,800	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	568,964
24,036	General Dynamics Corp.	1,606,806
20,400	Lockheed Martin Corp.	1,520,208
43,900	Northrop Grumman Corp.	2,484,740
32,964	United Technologies Corp.	2,224,411

		8,683,889

	Air Freight & Couriers —0.3%
6,700	FedEx Corp.	524,945

	Auto Components —0.3%
20,200	Johnson Controls, Inc.	562,166

	Automobile —0.5%
40,100	Harley-Davidson, Inc.(a)	911,874

	Banks —0.3%
13,735	Northern Trust Corp.	693,892

	Beverages —0.8%
10,700	Molson Coors Brewing Co. (Class B Stock)	449,400
18,043	PepsiCo, Inc.	1,075,724

		1,525,124

	Biotechnology —0.4%
13,735	Amgen, Inc.*	803,223

	Business Services —0.6%
4,775	MasterCard, Inc. (Class A Stock)	1,193,273

	Capital Markets —1.7%
16,939	Goldman Sachs Group, Inc. (The)	2,519,168
15,100	Morgan Stanley	404,378
12,500	State Street Corp.	536,000

		3,459,546

	Chemicals —1.3%
10,301	Air Products & Chemicals, Inc.	782,464
8,000	Celanese Corp. (Class A Stock)	232,800
25,700	PPG Industries, Inc.	1,508,076

		2,523,340

	Commercial Banks —5.7%
80,977	Fifth Third Bancorp(a)	1,007,354
56,320	PNC Financial Services Group, Inc.	3,121,818
103,400	Regions Financial Corp.	656,590
59,053	U.S. Bancorp	1,481,049
183,170	Wells Fargo & Co.	5,207,523

		11,474,334

	Commercial Services —0.8%
48,072	Waste Management, Inc.	1,540,708

	Computers & Peripherals —2.8%
57,092	Hewlett-Packard Co.	2,687,320
23,418	International Business Machines Corp.	2,866,129

		5,553,449

	Consumer Finance —0.3%
16,500	Capital One Financial Corp.	608,190

	Diversified Financial Services —6.4%
26,347	American Express Co.	992,228
320,941	Bank of America Corp.	4,871,884
375,638	Citigroup, Inc.(a)	1,247,118
147,440	JPMorgan Chase & Co.	5,741,314

		12,852,544

	Diversified Machinery —0.2%
9,942	Deere & Co.	496,603

	Diversified Telecommunication Services —3.2%
116,455	AT&T, Inc.	2,953,299
30,000	CenturyTel, Inc.	1,020,300
85,469	Verizon Communications, Inc.	2,514,498

		6,488,097

	Electric Utilities —4.5%
29,734	American Electric Power Co., Inc.	1,030,283
65,200	Edison International	2,172,464
42,800	Exelon Corp.	1,952,536
19,648	FirstEnergy Corp.	857,046
18,600	FPL Group, Inc.	906,936
21,178	PG&E Corp.	894,558
40,459	Public Service Enterprise Group, Inc.	1,237,641

		9,051,464

	Electrical Equipment —0.5%
22,487	Emerson Electric Co.	934,110

	Electronic Components & Equipment —0.3%
12,018	Thermo Fisher Scientific, Inc.*	554,631

	Electronic Equipment & Instruments —0.8%
60,525	Tyco Electronics Ltd. (Switzerland)	1,505,862

	Energy Equipment & Services —1.9%
15,200	Diamond Offshore Drilling, Inc.(a)	1,391,256
80,051	Halliburton Co.	2,338,290

		3,729,546

	Food & Drug Retailing —0.5%
33,000	CVS Caremark Corp.	1,068,210

	Food & Staples Retailing —1.7%
103,100	Safeway, Inc.	2,314,595
19,915	Wal-Mart Stores, Inc.	1,064,058

		3,378,653

	Food Products —1.9%
46,600	ConAgra Foods, Inc.	1,059,684
16,349	Kellogg Co.	889,712
39,786	Nestle SA, ADR (Switzerland)	1,890,233

		3,839,629

	Healthcare Equipment & Supplies —0.6%
65,240	Boston Scientific Corp.*	563,021
14,300	Medtronic, Inc.	613,327

		1,176,348

	Healthcare Providers & Services —1.2%
32,300	Cardinal Health, Inc.	1,068,161
18,900	CIGNA Corp.	638,253
19,915	UnitedHealth Group, Inc.	657,195

		2,363,609

	Healthcare Products —0.3%
13,041	Covidien PLC (Ireland)	659,353

	Hotels, Restaurants & Leisure —1.9%
22,319	Carnival Corp. (Panama)*	743,892
48,605	McDonald’s Corp.	3,034,410

		3,778,302

	Household Durables —0.4%
18,200	Fortune Brands, Inc.	756,574

	Household Products —0.5%
16,700	Kimberly-Clark Corp.	991,813

	Industrial Conglomerates —1.8%
7,000	3M Co.	563,430
87,374	General Electric Co.	1,404,974
43,572	Tyco International Ltd. (Switzerland)	1,543,756

		3,512,160

	Insurance —6.5%
12,545	ACE Ltd. (Switzerland)*	618,092
67,100	Allstate Corp. (The)	2,008,303
66,800	Genworth Financial, Inc. (Class A Stock)*	924,512
53,736	Lincoln National Corp.	1,320,831
14,900	Loews Corp.	532,973
21,400	Marsh & McLennan Cos., Inc.	461,384
108,804	MetLife, Inc.	3,842,957
38,015	Travelers Cos., Inc. (The)	1,926,220
17,800	Unum Group	348,346
53,100	XL Capital Ltd. (Class A Stock) (Cayman Islands)	890,487

		12,874,105

	Machinery —1.7%
12,110	Caterpillar, Inc.	632,626
22,200	Cummins, Inc.	1,002,552
49,303	PACCAR, Inc.(a)	1,776,387

		3,411,565

	Media —1.6%
40,900	CBS Corp. (Class B Stock)(a)	528,837
77,300	Comcast Corp. (Special Class A Stock)	1,170,322
33,000	Time Warner, Inc.	905,850
22,319	Walt Disney Co. (The)	659,526

		3,264,535

	Metals & Mining —2.4%
17,169	BHP Billiton Ltd., ADR (Australia)(a)	1,191,013
25,185	Freeport-McMoRan Copper & Gold, Inc.	1,679,588
11,800	Nucor Corp.	481,440
15,108	Peabody Energy Corp.	636,349
17,841	United States Steel Corp.(a)	792,676

		4,781,066

	Multi-Utilities —0.6%
15,500	Dominion Resources, Inc.	580,630
11,100	Wisconsin Energy Corp.	543,234

		1,123,864

	Multiline Retail —0.5%
39,000	JC Penney Co., Inc.	968,370

	Office Electronics —0.6%
131,200	Xerox Corp.(a)	1,144,064

	Oil, Gas & Consumable Fuels —14.6%
37,771	Anadarko Petroleum Corp.	2,409,034
40,022	Apache Corp.	3,952,973
44,400	Chesapeake Energy Corp.	1,100,232
63,954	Chevron Corp.	4,612,362
61,600	ConocoPhillips	2,956,800
31,955	Exxon Mobil Corp.	2,058,861
37,771	Hess Corp.	2,182,786
46,000	Marathon Oil Corp.	1,371,260
33,307	Occidental Petroleum Corp.	2,609,270
43,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	2,322,030
24,235	Total SA (France)(a)	1,395,694
13,609	Transocean Ltd. (Switzerland)*	1,153,227
54,200	Valero Energy Corp.(a)	998,364

		29,122,893

	Pharmaceuticals —7.4%
30,903	Abbott Laboratories	1,636,005
84,437	Bristol-Myers Squibb Co.	2,056,885
67,400	Eli Lilly & Co.	2,372,480
16,200	Johnson & Johnson	1,018,332
83,623	Merck & Co., Inc.	3,192,726
243,630	Pfizer, Inc.	4,546,136

		14,822,564

	Railroads —0.6%
20,165	Union Pacific Corp.	1,219,983

	Real Estate Investment Trusts —2.3%
90,500	Annaly Capital Management, Inc.	1,572,890
13,735	AvalonBay Communities, Inc.	1,052,238
9,271	Boston Properties, Inc.	601,410
7,948	Simon Property Group, Inc.(a)	572,256
12,061	Vornado Realty Trust(a)	780,106

		4,578,900

	Retail & Merchandising —1.9%
47,864	Best Buy Co., Inc.	1,754,215
23,006	Target Corp.	1,179,518
20,602	TJX Cos., Inc.	783,082

		3,716,815

	Semiconductors & Semiconductor Equipment —0.7%
49,102	Applied Materials, Inc.	598,062
42,921	Intel Corp.	832,668

		1,430,730

	Software —2.9%
84,358	CA, Inc.	1,859,250
118,119	Microsoft Corp.	3,328,594
22,966	Oracle Corp.	529,596

		5,717,440

	Specialty Retail —2.4%
36,200	Gap, Inc. (The)	690,696
65,611	Home Depot, Inc. (The)	1,837,764
54,100	Limited Brands, Inc.	1,028,982
54,939	Staples, Inc.	1,288,869

		4,846,311

	Telecommunications —1.0%
32,620	Cisco Systems, Inc.*	732,971
22,396	Rogers Communications, Inc. (Class B Stock) (Canada)	700,099
61,806	Telefonaktiebolaget LM Ericsson, ADR (Sweden)(a)	598,282

		2,031,352

	Textiles, Apparel & Luxury Goods —0.8%
33,600	Jones Apparel Group, Inc.	485,184
19,106	NIKE, Inc. (Class B Stock)(a)	1,218,008

		1,703,192

	Tobacco —1.1%
58,600	Altria Group, Inc.	1,163,796
21,000	Philip Morris International, Inc.	955,710

		2,119,506

	Wireless Telecommunication Services —0.8%
70,700	Vodafone Group PLC, ADR (United Kingdom)(a)	1,517,222

	TOTAL LONG-TERM INVESTMENTS (cost $177,983,542)	197,589,938

	SHORT-TERM INVESTMENT —7.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
14,566,742	Dryden Core Investment Fund - Taxable Money Market Series (cost $14,566,742; includes $12,800,193 of cash collateral for securities on loan)(b)(w)	14,566,742

	TOTAL INVESTMENTS—106.4% (cost $192,550,284)(p)	212,156,680
	Liabilities in excess of other assets —(6.4)%	(12,736,771)

	NET ASSETS —100%	$199,419,909

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $12,343,589; cash collateral of $12,800,193 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $207,484,547; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,672,133 (gross unrealized appreciation $11,655,848; gross unrealized depreciation $6,983,715). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$197,589,938	$—	$—
Affiliated Money Market Mutual Fund	14,566,742	—	—

	$212,156,680	$—	$—
Other Financial Instruments*	—	—	—

Total	$212,156,680	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and January 31, 2010, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —94.6%

	COMMON STOCKS —94.3%
	Aerospace & Defense —2.6%
56,192	General Dynamics Corp.	$3,756,435
8,110	Goodrich Corp.	502,090
12,930	United Technologies Corp.	872,517

		5,131,042

	Agriculture/Heavy Equipment —0.4%
11,490	Monsanto Co.	871,861

	Automobile Manufacturers —0.3%
57,171	Ford Motor Co.*	619,734

	Beverages —1.2%
4,660	Anheuser-Busch InBev NV, ADR (Belgium)*(a)	232,021
13,720	Coca-Cola Co. (The)	744,310
7,600	Heineken NV (Netherlands)	374,970
16,130	PepsiCo, Inc.	961,671

		2,312,972

	Biotechnology —0.9%
10,020	Amgen, Inc.*	585,970
2,900	Biogen Idec, Inc.*(a)	155,846
6,620	Celgene Corp.*	375,884
8,290	Genzyme Corp.*	449,815
2,800	Millipore Corp.*(a)	193,116

		1,760,631

	Broadcasting —0.3%
19,930	Discovery Communications, Inc. (Class A Stock)*(a)	591,124

	Business Services —2.2%
17,446	MasterCard, Inc. (Class A Stock)	4,359,755

	Chemicals —6.7%
19,691	Air Products & Chemicals, Inc.	1,495,728
163,657	Dow Chemical Co. (The)	4,433,468
5,930	Ecolab, Inc.	260,327
16,210	Potash Corp. of Saskatchewan, Inc. (Canada)	1,610,464
32,489	PPG Industries, Inc.	1,906,455
45,625	Praxair, Inc.	3,436,475

		13,142,917

	Clothing & Apparel —0.4%
23,070	Avon Products, Inc.	695,330

	Commercial Banks —1.3%
4,200	State Street Corp.	180,096
3,000	SunTrust Banks, Inc.	72,990
89,063	U.S. Bancorp	2,233,700

		2,486,786

	Commercial Services —0.3%
5,850	Moody’s Corp.	161,401
14,040	Verisk Analytics, Inc. (Class A Stock)*	394,805

		556,206

	Communication Equipment —0.1%
11,720	Juniper Networks, Inc.*	291,008

	Computer Hardware —6.6%
43,588	Apple, Inc.*	8,374,127
17,960	Hewlett-Packard Co.	845,377
30,218	International Business Machines Corp.	3,698,381

		12,917,885

	Computer Services & Software —3.3%
17,650	Accenture PLC (Class A Stock) (Ireland)	723,474
28,195	Amazon.com, Inc.*	3,535,935
9,670	Cognizant Technology Solutions Corp. (Class A Stock)*	422,192
15,310	DreamWorks Animation SKG, Inc. (Class A Stock)*	596,171
42,460	Microsoft Corp.	1,196,523

		6,474,295

	Computers & Peripherals —1.4%
168,129	EMC Corp.*	2,802,710

	Consumer Finance —1.2%
62,664	American Express Co.	2,359,926

	Consumer Products & Services —0.5%
6,070	Church & Dwight Co., Inc.	365,960
10,700	Procter & Gamble Co. (The)	658,585

		1,024,545

	Diversified —0.4%
9,930	3M Co.	799,266

	Diversified Financial Services —0.5%
1,530	CME Group, Inc.	438,834
4,230	Franklin Resources, Inc.	418,897
5,300	Morgan Stanley	141,934

		999,665

	Electronic Components —0.3%
4,780	Thermo Fisher Scientific, Inc.*	220,597
16,640	Tyco Electronics Ltd. (Switzerland)	414,003

		634,600

	Entertainment & Leisure —0.5%
29,070	International Game Technology	533,144
14,000	Royal Caribbean Cruises Ltd. (Liberia)*(a)	365,260

		898,404

	Financial - Bank & Trust —3.6%
33,300	Bank of America Corp.	505,494
16,800	Bank of New York Mellon Corp. (The)	488,712
13,780	Charles Schwab Corp. (The)	252,036
26,224	HSBC Holdings PLC (United Kingdom)	1,403,246
154,392	Wells Fargo & Co.	4,389,365

		7,038,853

	Financial Services —6.9%
28,380	Fidelity National Information Services, Inc.	668,633
30,590	Goldman Sachs Group, Inc. (The)	4,549,345
107,923	JPMorgan Chase & Co.	4,202,521
46,960	Visa, Inc. (Class A Stock)	3,852,129
15,920	Western Union Co. (The)(a)	295,157

		13,567,785

	Food Products —0.2%
8,000	Nestle SA (Switzerland)	379,214

	Healthcare Services —0.2%
9,950	Lincare Holdings, Inc.*(a)	366,359

	Healthcare-Products —2.4%
17,470	Covidien PLC (Ireland)	883,283
8,120	Inverness Medical Innovations, Inc.*(a)	327,804
49,140	Johnson & Johnson	3,088,941
15,500	Patterson Cos., Inc.*	442,680

		4,742,708

	Hotels & Motels —0.1%
122,400	Sands China Ltd. (Cayman Islands)*	173,102

	Hotels, Restaurants & Leisure —3.7%
6,390	Carnival Corp. (Panama)*	212,979
83,634	McDonald’s Corp.	5,221,271
27,347	Wynn Resorts Ltd.	1,692,232

		7,126,482

	Insurance —0.6%
24,100	Aflac, Inc.	1,167,163

	Internet —2.2%
7,604	Baidu, Inc., ADR (Cayman Islands)*	3,130,643
71,908	Yahoo!, Inc.*	1,079,339

		4,209,982

	Internet Software & Services —5.2%
12,682	Google, Inc. (Class A Stock)*	6,714,105
71,600	Oracle Corp.	1,651,096
6,898	priceline.com, Inc.*(a)	1,347,524
15,800	VeriSign, Inc.*	361,978

		10,074,703

	Machinery & Equipment —0.2%
7,340	Bucyrus International, Inc.	384,469

	Media —1.5%
41,245	DIRECTV (Class A Stock)*	1,251,786
18,480	McGraw-Hill Cos., Inc. (The)	655,116
8,600	Time Warner Cable, Inc.	374,874
23,960	Walt Disney Co. (The)	708,018

		2,989,794

	Medical Supplies & Equipment —1.1%
15,090	Baxter International, Inc.	869,033
22,740	Medtronic, Inc.	975,319
10,010	St. Jude Medical, Inc.*	377,677

		2,222,029

	Metals & Mining —1.8%
50,400	BHP Billiton PLC, ADR (United Kingdom)	2,952,432
5,420	Precision Castparts Corp.	570,455

		3,522,887

	Mining —0.1%
7,100	Teck Resources Ltd. (Class B Stock) (Canada)*(a)	233,022

	Miscellaneous Manufacturers —0.9%
8,810	Cooper Industries PLC	377,949
16,080	Danaher Corp.	1,147,308
4,600	Honeywell International, Inc.	177,744

		1,703,001

	Oil, Gas & Consumable Fuels —8.0%
9,120	Anadarko Petroleum Corp.	581,674
30,527	EOG Resources, Inc.	2,760,251
19,180	Halliburton Co.	560,248
43,916	National Oilwell Varco, Inc.	1,796,164
8,270	Noble Energy, Inc.(a)	611,484
6,630	Occidental Petroleum Corp.	519,394
44,127	Petroleo Brasileiro SA, ADR (Brazil)	1,790,232
12,810	Schlumberger Ltd. (Netherlands)	812,923
6,650	Southwestern Energy Co.*	285,152
68,604	Transocean Ltd. (Switzerland)*	5,813,503

		15,531,025

	Pharmaceuticals —7.9%
100,968	Abbott Laboratories	5,345,246
6,350	Allergan, Inc.	365,125
6,020	Express Scripts, Inc.*	504,837
82,825	Gilead Sciences, Inc.*	3,997,963
8,750	Mead Johnson Nutrition Co. (Class A Stock)	395,763
12,960	Medco Health Solutions, Inc.*	796,781
81,529	Merck & Co, Inc.	3,112,777
4,540	Shire PLC ADR (Ireland)(a)	270,584
11,820	Teva Pharmaceutical Industries Ltd., ADR (Israel)	670,430

		15,459,506

	Restaurants
1,650	Starbucks Corp.*	35,954

	Retail & Merchandising —3.3%
9,560	Colgate-Palmolive Co.	765,087
11,460	Lowe’s Cos., Inc.	248,109
24,525	Nordstrom, Inc.(a)	847,093
22,580	Target Corp.	1,157,677
21,089	Tiffany & Co.	856,424
10,800	TJX Cos., Inc.	410,508
21,370	Wal-Mart Stores, Inc.	1,141,799
28,120	Walgreen Co.	1,013,726

		6,440,423

	School —0.3%
8,790	DeVry, Inc.	536,717

	Semiconductors —0.8%
9,820	Broadcom Corp. (Class A Stock)*	262,391
40,890	Intel Corp.	793,266
1,607	Samsung Electronics Co., Ltd. GDR, 144A (South Korea)	542,237

		1,597,894

	Software —1.4%
76,571	Adobe Systems, Inc.*	2,473,243
6,500	Check Point Software Technologies (Israel)*(a)	207,870

		2,681,113

	Specialty Retail —0.6%
25,820	Limited Brands, Inc.	491,096
27,560	Staples, Inc.	646,558

		1,137,654

	Telecommunications —3.4%
76,702	American Tower Corp. (Class A Stock)*	3,256,000
83,770	Cisco Systems, Inc.*	1,882,312
19,750	Corning, Inc.	357,080
11,720	Crown Castle International Corp.*	432,937
18,030	QUALCOMM, Inc.	706,595

		6,634,924

	Textiles, Apparel & Luxury Goods —2.0%
61,462	NIKE, Inc. (Class B Stock)(a)	3,918,202

	Tobacco —0.5%
19,430	Philip Morris International, Inc.	884,259

	Transportation —3.8%
3,500	J.B. Hunt Transport Services, Inc.	107,310
28,651	Norfolk Southern Corp.	1,348,316
6,400	TNT NV (Netherlands)	183,733
89,862	Union Pacific Corp.	5,436,651
4,300	United Parcel Service, Inc. (Class B Stock)	248,411

		7,324,421

	Utilities —0.2%
25,070	AES Corp. (The)*	316,634

	TOTAL COMMON STOCKS (cost $153,129,453)	184,130,941

	PREFERRED STOCK —0.3%
	Financial – Bank & Trust
19,825	Wells Fargo & Co., Series J, 8.00% (cost $380,428)(a)	507,520

	TOTAL LONG-TERM INVESTMENTS (cost $153,509,881)	184,638,461

	SHORT-TERM INVESTMENT —7.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
14,288,250	Dryden Core Investment Fund – Taxable Money Market Series (cost $14,288,250; includes $7,835,338 of cash collateral for securities on loan)(b)(w)	14,288,250

	TOTAL INVESTMENTS(o)—101.9% (cost $167,798,131)(p)	198,926,711
	Liabilities in excess of other assets —(1.9)%	(3,647,415)

	NET ASSETS —100%	$195,279,296

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $7,591,482; cash collateral of $7,835,338 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of January 31, 2010, 3 securities representing $937,918 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $177,895,743; accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,030,968 (gross unrealized appreciation $23,025,532; gross unrealized depreciation $1,994,564). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$183,193,024	$937,917	$—
Preferred Stock	507,520	—	—
Affiliated Money Market Mutual Fund	14,288,250	—	—

	$197,988,794	$937,917	$—
Other Financial Instruments*	—	—	—

Total	$197,988,794	$937,917	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and January 31, 2010, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.9%

	COMMON STOCKS
	Australia —4.4%
79,400	Amcor Ltd.	$413,721
112,100	AWB Ltd.*	105,119
44,645	BHP Billiton Ltd.	1,556,112
123,600	BlueScope Steel Ltd.	286,478
157,200	Challenger Financial Services Group Ltd.	568,784
107,200	Downer Edi Ltd.	788,075
484,900	Emeco Holdings Ltd.	298,132
260,700	Goodman Fielder Ltd.	359,780
8,100	Macquarie Group Ltd.	359,430
179,300	Metcash Ltd.	674,126
140,700	Onesteel Ltd.	387,103
154,900	Pacific Brands Ltd.*	150,736
87,712	Qantas Airways Ltd.	220,368
105,400	Tabcorp Holdings Ltd.	655,492
255,300	Telstra Corp. Ltd.	754,343

		7,577,799

	Belgium —1.3%
66,300	AGFA-Gevaert NV*	479,170
11,600	Delhaize Group SA	909,315
10,300	Dexia SA*	63,681
7,500	Solvay SA	743,314

		2,195,480

	Brazil —2.1%
164,310	BM&F Bovespa SA	1,109,637
27,190	Embraer-Empresa Brasileira de Aeronautica SA, ADR	577,244
43,900	Natura Cosmeticos SA	790,433
28,785	Petroleo Brasileiro SA, ADR	1,167,807

		3,645,121

	Canada —2.1%
28,880	Canadian National Railway Co.	1,440,151
19,270	Canadian Natural Resources Ltd.	1,230,000
10,010	Potash Corp. of Saskatchewan, Inc.	994,494

		3,664,645

	Cayman Islands —0.6%
843	Baidu, Inc., ADR*	347,071
613,600	Chaoda Modern Agriculture Holdings Ltd.	603,804

		950,875

	China —2.4%
605,689	China Merchants Bank Co. Ltd. (Class H Stock)	1,408,915
2,683,700	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,970,271
212,000	Sinopharm Group Co. (Class H Stock)*	800,057

		4,179,243

	Denmark —2.0%
14,600	Danske Bank A/S*	346,799
25,400	H. Lundbeck A/S	474,176
25,083	Novo Nordisk A/S (Class B Stock)	1,697,126
18,470	Vestas Wind Systems A/S*	971,494

		3,489,595

	Finland —0.9%
51,400	Nokia Oyj	705,316
16,400	Rautaruukki Oyj	335,724
25,900	Tieto Oyj	576,487

		1,617,527

	France —10.1%
11,283	Air Liquide SA	1,196,716
320	Arkema SA	12,215
85,200	AXA SA	1,754,340
27,853	BNP Paribas	1,989,735
8,100	Casino Guichard Perrachon SA	664,614
4,700	Ciments Francais SA	460,224
32,000	Credit Agricole SA	501,627
33,000	France Telecom SA	756,597
17,872	Lafarge SA	1,322,062
8,100	Lagardere SCA	313,858
17,217	LVMH Moet Hennessy Louis Vuitton SA	1,875,880
11,300	Rallye SA	397,749
44,000	Safran SA	859,319
22,700	Sanofi-Aventis SA	1,678,540
16,500	SCOR SE	382,276
8,500	Seb SA	551,920
4,700	Societe Generale	271,929
8,600	Thales SA	389,751
12,800	Total SA	739,755
50,200	Vivendi	1,305,130

		17,424,237

	Germany —8.5%
10,500	Allianz Se	1,162,621
5,400	Aurubis AG	217,678
19,300	BASF SE	1,097,971
35,100	Deutsche Bank AG	2,141,145
15,100	Deutsche Lufthansa AG	242,173
59,313	E.ON AG	2,181,976
24,500	Fresenius Medical Care AG & Co. KGaA	1,241,826
8,000	Hannover Rueckversicherung AG*	369,425
7,400	Heidelberger Druckmaschinen AG*	52,831
13,400	MTU Aero Engines Holding AG	693,236
5,500	Muenchener Rueckversicherungs-Gesellschaft AG	823,626
10,500	Rheinmetall AG	668,994
8,100	RWE AG	718,632
39,629	SAP AG	1,810,110
25,700	ThyssenKrupp AG	812,507
24,300	Tognum AG	423,275

		14,658,026

	Greece —0.6%
49,212	National Bank of Greece SA*	1,075,730

	Guernsey —0.6%
36,940	Amdocs Ltd.*	1,056,115

	Hong Kong —2.2%
1,041,697	CNOOC Ltd.	1,481,248
89,304	Hong Kong Exchanges and Clearing Ltd.	1,521,767
111,500	Kingboard Chemical Holdings Ltd.	478,229
52,500	Orient Overseas International Ltd.	360,416

		3,841,660

	Ireland —0.8%
37,500	Allied Irish Banks PLC*	66,007
21,500	Covidien PLC	1,087,040
31,300	Irish Life & Permanent Group Holdings PLC*	133,274

		1,286,321

	Israel —1.4%
40,918	Teva Pharmaceutical Industries Ltd., ADR	2,320,869

	Italy —2.3%
130,700	Enel SpA	702,622
54,700	ENI SpA	1,271,302

34,000	Finmeccanica SpA	471,239
10,000	Fondiaria-Sai SpA	161,966
215,813	Intesa Sanpaolo SpA*	821,523
357,500	Telecom Italia SpA	534,525

		3,963,177

	Japan —14.9%
4,800	Aeon Credit Service Co. Ltd.	49,667
4,650	Aiful Corp.	8,500
30,300	Alpine Electronics, Inc.*	349,105
23,800	Aoyama Trading Co. Ltd.	331,167
29,000	Astellas Pharma, Inc.	1,073,063
18,200	Circle K Sunkus Co. Ltd.	236,107
43,900	Comsys Holdings Corp.	436,252
177,000	Cosmo Oil Co. Ltd.	386,296
12,375	Fanuc Ltd.	1,187,254
289,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	320,168
72,000	Fukuoka Financial Group, Inc.	264,023
9,100	Fuyo General Lease Co. Ltd.	206,669
24,200	Hitachi Capital Corp.	324,132
400	Honda Motor Co. Ltd.	13,627
18,400	Itochu Techno-Solutions Corp.	557,718
140	KDDI Corp.	739,046
25,200	Keihin Corp.	391,966
102,447	Komatsu Ltd.	2,065,624
14,900	Konami Corp.	246,449
93,800	Kurabo Industries Ltd.	146,522
13,300	Kyoei Steel Ltd.	238,845
28,300	Kyowa Exeo Corp.	249,877
164,800	Marubeni Corp.	962,163
28,100	Mitsubishi Corp.	680,825
29,000	Mitsubishi Tanabe Pharma Corp.	411,876
276,300	Mitsubishi UFJ Financial Group, Inc.	1,432,542
17,000	Mitsui & Co. Ltd.	250,861
232,400	Mizuho Financial Group, Inc.	450,562
102,000	Nichirei Corp.	381,942
15,800	Nifco, Inc.	345,354
78,000	Nippon Express Co. Ltd.	328,367
98,000	Nippon Oil Corp.	459,248
34,000	Nippon Shokubai Co. Ltd.	302,465
18,000	Nippon Telegraph & Telephone Corp.	759,763
167,000	Nishi-Nippon City Bank Ltd. (The)	432,925
1,000	Nissan Shatai Co. Ltd.	8,519
500	NTT DoCoMo, Inc.	749,460
20,000	Ricoh Co. Ltd.	286,711
9,900	Sankyo Co. Ltd.	529,740
95,000	Sankyu, Inc.	453,609
133,000	Sanwa Holdings Corp.	365,413
30,000	Seino Holding Co. Ltd.	201,075
18,000	Shimachu Co. Ltd.	367,518
51,900	Sohgo Security Services Co. Ltd.	597,973
52,300	Sumitomo Corp.	590,414
26,300	Sumitomo Mitsui Financial Group, Inc.	855,154
27,600	Takeda Pharmaceutical Co. Ltd.	1,213,892
31,900	Toppan Forms Co. Ltd.	340,681
45,500	Toyota Motor Corp.	1,759,209
9,500	Tsuruha Holdings, Inc.	355,730
7,400	UNY Co. Ltd.	56,731

		25,752,799

	Liechtenstein —0.2%
3,300	Verwaltungs-und Privat-Bank AG	350,907

	Mexico —1.4%
23,820	America Movil SAB de CV (Class L Stock), ADR	1,039,743
308,640	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,368,351

		2,408,094

	Netherlands —2.8%
36,600	Aegon NV*	218,705
10,580	CSM NV	291,251
143,100	ING Groep NV, ADR*	1,340,080
13,100	Koninklijke DSM NV	610,563
49,200	Koninklijke KPN NV	814,680
9,200	Nutreco Holdings NV	488,059
1,006	Oce NV*	12,070
17,137	Schlumberger Ltd.	1,087,514

		4,862,922

	New Zealand —0.3%
515,100	Air New Zealand Ltd.	466,265

	Norway —0.6%
39,400	DnB NOR ASA*	444,925
21,800	Norsk Hydro ASA*	158,102
17,900	Statoil ASA	401,703

		1,004,730

	Singapore —1.4%
389,160	MobileOne Ltd.	572,843
350,000	Noble Group Ltd.	716,800
86,000	Oversea-Chinese Banking Corp. Ltd.	500,864
30,000	Singapore Airlines Ltd.	294,827
59,000	Venture Corp. Ltd.	355,364

		2,440,698

	South Korea —0.5%
9,161	Hyundai Motor Co.	891,063

	Spain —3.5%
53,400	Banco Bilbao Vizcaya Argentaria SA	814,007
45,700	Banco Espanol de Credito SA	529,089
119,400	Banco Santander SA	1,705,147
40,600	Repsol YPF SA	959,145
86,100	Telefonica SA	2,062,573

		6,069,961

	Sweden —1.8%
36,500	Boliden AB	487,796
27,987	Hennes & Mauritz AB (Class B Stock)	1,646,971
39,100	Svenska Cellulosa AB	526,776
18,700	Svenska Handelsbanken AB	487,257

		3,148,800

	Switzerland —7.3%
8,700	Baloise Holding AG	721,318
47,800	Clariant AG*	524,624
9,700	Credit Suisse Group AG	419,594
1,300	Georg Fischer AG*	348,693
18,597	Julius Baer Group Ltd.	618,205
37,974	Logitech International SA*	641,438
35,600	Nestle SA	1,687,502
59,505	Novartis AG	3,184,404
1,410	Rieter Holding AG*	375,226
7,200	Roche Holding AG	1,207,951
15,000	Swiss Reinsurance Co. Ltd.	648,448
2,500	Swisscom AG	911,226
5,900	Zurich Financial Services AG	1,254,412

		12,543,041

	Taiwan —0.5%
79,300	Taiwan Semiconductor Manufacturing Co. Ltd.	805,688

	Turkey —0.5%
125,300	Turkcell Iletisim Hizmet A/S	919,702

	United Kingdom —20.5%
239,800	ARM Holdings PLC	732,817
35,400	AstraZeneca PLC	1,643,133
115,600	Aviva PLC	707,959
199,100	Barclays PLC	850,951
230,589	Beazley PLC	384,570
380,770	BP PLC	3,552,581
137,900	Bradford & Bingley PLC*	—
52,413	British American Tobacco PLC	1,732,494
131,611	British Sky Broadcasting Group PLC	1,114,533
453,600	BT Group PLC	989,917
81,670	Cairn Energy PLC*	420,945
45,677	Carnival PLC*	1,642,162
86,200	Centrica PLC	370,058
48,200	Dairy Crest Group PLC	259,525
83,300	Davis Service Group PLC	535,678
65,500	Drax Group PLC	428,537
199,200	DS Smith PLC	346,064
72,900	GlaxoSmithKline PLC	1,418,776
158,700	Home Retail Group PLC	644,379
52,600	IMI PLC	456,807
97,500	International Power PLC	497,778
347,055	Kingfisher PLC	1,169,036
399,100	Legal & General Group PLC	479,408
253,100	Logica PLC	471,924
90,420	Marston’s PLC	126,527
150,800	Meggitt PLC	621,127
184,500	Northern Foods PLC	182,784
418,700	Old Mutual PLC*	690,293
61,073	Pearson PLC	864,844
32,014	Reckitt Benckiser Group PLC	1,659,588
4,300	Royal Dutch Shell PLC (Class A Stock)	119,402
73,212	Royal Dutch Shell PLC (Class B Stock)	1,947,528
181,700	RSA Insurance Group PLC	371,532
42,228	SABMiller PLC	1,148,360
90,811	Smith & Nephew PLC	913,554
32,000	Spectris PLC	388,750
64,351	Standard Chartered PLC	1,482,235
65,600	Tate & Lyle PLC	413,616
227,862	Tesco PLC	1,542,122
114,300	Thomas Cook Group PLC	412,702
70,607	Tomkins PLC	211,275
54,900	TT Electronics PLC*	76,148
97,000	Tullett Prebon PLC	473,182
355,200	Vodafone Group PLC	758,848

		35,254,449

	United States —0.4%
23,620	Southern Copper Corp.	629,000
1,200	Thomson Reuters Corp.	40,077

		669,077

	TOTAL LONG-TERM INVESTMENTS (cost $173,700,207)	170,534,616

	SHORT-TERM INVESTMENT —0.6%

	AFFILIATED MONEY MARKET MUTUAL FUND
1,041,242	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,041,242)(w)	1,041,242

	TOTAL INVESTMENTS(o) —99.5% (cost $174,741,449)(p)	171,575,858
	Other assets in excess of liabilities(x)—0.5%	813,746

	NET ASSETS —100%	$172,389,604

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
*	Non-income producing security.
(o)	As of January 31, 2010, 132 securities representing $105,366,699 and 61.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $174,814,638; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,238,780(gross unrealized appreciation $20,620,384; gross unrealized depreciation $23,859,164. The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Purchase Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	3,775	$289,195	$284,523	$(4,672)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	3,724	$2,051,565	$1,940,350	$111,215
Euro,
Expiring 07/26/10	State Street Bank	EUR	1,295	1,822,000	1,794,169	27,831
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	32,493	2,466,823	2,449,007	17,816

				$6,340,388	$6,183,526	$156,862

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$7,577,799	$—	$—
Belgium	—	2,195,480	—
Brazil	3,645,121	—	—
Canada	3,664,645	—	—
Cayman Islands	950,875	—	—
China	4,179,243	—	—
Denmark	—	3,489,595	—
Finland	—	1,617,527	—
France	—	17,424,237	—
Germany	—	14,658,026	—
Greece	—	1,075,730	—
Guernsey	1,056,115	—	—
Hong Kong	3,841,660	—	—
Ireland	1,087,040	199,281	—
Israel	2,320,869	—	—
Italy	—	3,963,177	—
Japan	25,752,799	—	—
Liechtenstein	—	350,907	—
Mexico	2,408,094	—	—
Netherlands	1,087,514	3,775,408	—
New Zealand	466,265	—	—
Norway	—	1,004,730	—
Singapore	2,440,698	—	—
South Korea	891,063	—	—
Spain	1,705,147	4,364,814	—
Sweden	—	3,148,800	—
Switzerland	618,205	11,924,836	—
Taiwan	805,688	—	—
Turkey	—	919,702	—
United Kingdom	—	35,254,449	—
United States	669,077	—	—
Affiliated Money Market Mutual Fund	1,041,242	—	—

	$66,209,159	$105,366,699	$—
Other Financial Instruments*	—	152,190	—

Total	$66,209,159	$105,518,889	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009, the Portfolio had two Level 3 securities with a fair value of $0 and at January 31, 2010, the Portfolio had one Level 3 security with a fair value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2010 were as follows:

Commercial Banks	13.2%
Pharmaceuticals	10.5
Oil & Gas	8.4
Telecommunications	7.9
Insurance	6.1
Foods	4.6
Retail	3.5
Chemicals	3.0
Electric	2.4
Diversified Financial Services	2.3
Media	2.1
Aerospace/Defense	2.1
Entertainment & Leisure	1.9
Holding Companies - Diversified	1.7
Transportation	1.6
Automobile Manufacturers	1.5
Distribution/Wholesale	1.5
Agriculture	1.5
Computers	1.3
Mining	1.3
Building Materials	1.3
Machinery - Construction & Mining	1.2
Iron / Steel	1.2
Software	1.2

Machinery & Equipment	1.2
Healthcare-Products	1.1
Financial Services	1.1
Household Products / Wares	1.1
Commercial Services	1.1
Engineering/Construction	1.0
Semiconductors	0.9
Beverages	0.8
Healthcare Services	0.7
Airlines	0.7
Auto Parts and Equipment	0.6
Affiliated Money Market Mutual Fund	0.6
Miscellaneous Manufacturers	0.6
Electronic Components	0.5
Home Furnishings	0.5
Forest & Paper Products	0.5
Household/Personal Care	0.5
Electronics	0.4
Machinery	0.4
Metals & Mining	0.4
Oil, Gas & Consumable Fuels	0.2
Containers & Packaging	0.2
Gas Utilities	0.2
Retail & Merchandising	0.2
Internet	0.2
Office Equipment	0.2
Metals	0.1
Miscellaneous Manufacturing	0.1
Textiles	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

INTERNATIONAL BOND PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION		VALUE
		LONG-TERM INVESTMENTS —108.4%

		FOREIGN BONDS —79.5%
		Australia —3.3%
		Commonwealth Bank of Australia,
		Gov’t. Liquid Gtd. Notes, 144A
	$100	0.636%(c), 12/10/12		$100,518
		National Australia Bank Ltd.,
		Gov’t. Liquid Gtd. Notes, 144A
	100	3.375%, 07/08/14		101,964
		New South Wales Treasury Corp.,
		Local Debs.
AUD	600	5.50%, 03/01/17		522,707
		Westpac Banking Corp.,
		Gov’t. Liquid Gtd. Notes, 144A
	100	2.70%, 12/09/14		99,063

				824,252

		Canada —2.5%
		Canadian Government,
		Notes
CAD	300	4.25%, 06/01/18		302,354
		Province of Ontario,
		Bonds
CAD	100	5.85%, 03/08/33		107,837
		Debs.
CAD	100	6.20%, 06/02/31		111,744
		Sr. Unsec’d. Notes
	100	4.00%, 10/07/19		97,987

				619,922

		Denmark —1.8%
		Denmark Government Bonds
DKK	1,100	6.00%, 11/15/11		220,978
		Realkredit Danmark A/S,
		Covered
DKK	300	2.00%, 01/01/11		55,940
DKK	949	2.73%(c), 10/01/38		171,351

				448,269

		France —13.1%
		BNP Paribas Home Loan Covered Bonds SA,
		Covered, MTN
EUR	100	3.00%, 07/23/13		141,342
EUR	100	3.75%, 12/13/11		143,916
		Caisse d’Amortissement de La Dette Sociale,
		Sr. Unsec’d. Notes, MTN
EUR	100	4.50%, 09/04/13		149,512
		Compagnie de Financement Foncier,
		Covered, MTN
EUR	400	4.00%, 07/21/11		575,548
		Dexia Credit Local,
		Gov’t. Liquid Gtd. Notes, 144A
	200	0.50%(c), 01/12/12		199,916
		France Government Bonds
EUR	200	4.25%, 04/25/19		296,439
EUR	1,000	4.75%, 10/25/12		1,503,591
		General Electric Societe de Credit Foncier,
		Covered
EUR	100	3.75%, 07/22/14		142,923
		Societe Generale Societe de Credit Fonciere,
		Covered, MTN
EUR	100	4.00%, 07/07/16		144,495

				3,297,682

		Germany —19.4%
		Bundesobligation,
		Bonds
EUR	200	4.00%, 10/11/13		298,597
EUR	600	4.25%, 10/12/12		894,110
		Bundesrepublik Deutschland,
		Bonds
EUR	100	3.75%, 07/04/13		147,637
EUR	300	3.75%, 01/04/19		436,182
EUR	200	4.75%, 07/04/34		309,792
EUR	100	4.75%, 07/04/40		158,420
EUR	100	5.00%, 07/04/11		146,589
EUR	1,100	5.50%, 01/04/31		1,847,080
EUR	230	5.625%, 01/04/28		388,440
		Immeo Residential Finance PLC,
		Series 2, Class A
EUR	92	0.874%(c), 12/15/16		111,001
		Kreditanstalt Fuer Wiederaufbau,
		Gov’t. Gtd. Notes
EUR	100	3.875%, 01/21/19		142,842

				4,880,690

		Ireland —0.6%
		Atlantes Mortgage PLC,
		Series 1, Class A
EUR	109	1.222%(c), 01/17/36		139,729

		Italy —0.6%
		Argo Mortgages,
		Series 1, Class A
EUR	50	1.167%(c), 10/28/36		68,556
		Locat Securitisation Vehicle,
		Series 2006-4, Class A2
EUR	72	0.874%(c), 12/12/28		96,289

				164,845

		Japan —7.5%
		Japan Finance Org. for Municipal Enterprises,
		Gov’t. Gtd. Notes
JPY	1,000	1.55%, 02/21/12		11,340
		Japanese Government Bonds,
		Series 19
JPY	10,000	2.30%, 06/20/35		111,775
		Series 20
JPY	20,000	2.50%, 09/20/35		232,056
		Series 82
JPY	40,000	0.90%, 03/20/14		452,201
		Series 85
JPY	30,000	0.70%, 09/20/14		335,912
		Series 285
JPY	50,000	1.70%, 03/20/17		586,257
		Series 289
JPY	10,000	1.50%, 12/20/17		115,093
		JLOC Ltd.,
		Series 36A, Class A1, 144A
JPY	6,646	0.575%(c), 02/16/16		51,217

				1,895,851

		Netherlands —21.1%
		Arena BV,
		Series 2003-I, Class A2
EUR	500	4.30%(c), 05/19/55		698,431
		Dutch MBS BV,
		Series X, Class A
EUR	304	0.98%(c), 10/02/79		421,865
		ING Bank NV,
		Gov’t. Liquid Gtd. Notes, 144A
	200	3.90%, 03/19/14		208,356
		Netherlands Government Bonds
EUR	100	3.75%, 07/15/14		147,599
EUR	200	4.00%, 07/15/18		291,933
EUR	188	5.00%, 07/15/11		275,791
EUR	2,000	5.50%, 07/15/10		2,835,201
		NIBC Bank NV,
		Gov’t. Liquid Gtd. Notes, 144A
	200	0.637%(c), 12/02/14		199,907
		Rabobank Nederland NV,
		Jr. Sub. Notes, 144A
	175	11.00%(c), 06/29/49		223,547

				5,302,630

		Qatar —0.8%
		State of Qatar,
		Sr. Notes, 144A
	200	4.00%, 01/20/15		200,250

		South Korea —0.6%
		Export-Import Bank of Korea,
		Sr. Unsec’d. Notes, MTN
EUR	100	5.75%, 05/22/13		146,139

		Spain —0.4%
		Santander Perpetual SA Unipersonal,
		Bank Gtd. Notes, 144A
	100	6.671%(c), 10/29/49		94,823

		Switzerland —0.4%
		UBS AG,
		Sr. Unsec’d. Notes, MTN
	100	5.75%, 04/25/18		104,644

		United Kingdom —7.4%
		Barclays Bank PLC,
		Sub. Notes, 144A
	80	10.179%, 06/12/21		105,668
		Chester Asset Receivables Dealings No. 11,
		Series A
EUR	200	6.125%, 10/15/12		279,854
		HBOS Euro Finance LP,
		Bank Gtd. Notes
EUR	100	7.627%(c), 12/29/49		103,987
		LBG Capital No.1 PLC,
		Bank Gtd. Notes, 144A(g)
	100	8.50%(c), 12/29/49		83,000
		National Grid PLC,
		Sr. Unsec’d. Notes, MTN (original cost $89,690; purchased 11/03/06)(f)(g)
CAD	100	4.98%, 06/22/11		97,092
		Royal Bank of Scotland PLC (The),
		Gov’t. Liquid Gtd. Notes, MTN
EUR	100	3.75%, 11/14/11		143,896
		United Kingdom Gilt,
		Bonds
GBP	300	2.25%, 03/07/14		472,666
GBP	100	4.25%, 03/07/36		155,813
GBP	100	4.50%, 12/07/42		163,542
GBP	150	4.75%, 12/07/38		253,992

				1,859,510

		TOTAL FOREIGN BONDS (cost $19,668,554)		19,979,236

		UNITED STATES BONDS —28.9%
		Asset-Backed Securities —9.0%
		CIT Group Home Equity Loan Trust,
		Series 2002-1, Class AV
	2	0.521%(c), 03/25/33		1,688
		Citibank Credit Card Issuance Trust,
		Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13		898,702
		Ford Credit Auto Owner Trust,
		Series 2008-C, Class A2B
	24	1.133%(c), 01/15/11		23,765
		MBNA Credit Card Master Note Trust,
		Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14		801,284
		SLM Student Loan Trust,
		Series 2003-7, Class A5B
EUR	250	3.80%, 12/15/33		329,636
		Series 2008-7, Class A2
	200	0.749%(c), 10/25/17		199,637

				2,254,712

		Commercial Mortgage-Backed Securities —0.7%
		Credit Suisse Mortgage Capital Certificates,
		Series 2006-C5, Class A3
	100	5.311%, 12/15/39		87,867
		Merrill Lynch Floating Trust,
		Series 2008-LAQA, Class A1, 144A
	100	0.772%(c), 07/09/21		86,371

				174,238

		Corporate Bonds —12.2%
		American International Group, Inc.,
		Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/67		71,405
GBP	100	8.625%(c), 05/22/68		106,300
		Sr. Unsec’d. Notes, MTN
EUR	100	0.82%(c), 04/26/11		128,313
	100	5.85%, 01/16/18		80,281
		Bank of America Corp.,
		Sr. Sub. Notes, MTN
EUR	100	4.75%(c), 05/23/17		131,956
		Citigroup, Inc.,
		Sr. Unsec’d. Notes
	300	6.01%, 01/15/15		312,226
		COX Communications, Inc.,
		Sr. Unsec’d. Notes
	100	6.75%, 03/15/11		105,759
		Dynegy Roseton / Danskammer Pass-Through Trust,
		Series A, Pass-Through Certificates
	11	7.27%, 11/08/10		11,437
		El Paso Performance-Linked Trust,
		Sr. Unsec’d. Notes, 144A
	100	7.75%, 07/15/11		104,109
		Embarq Corp.,
		Sr. Unsec’d. Notes
	300	7.082%, 06/01/16		333,016
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes (original cost $90,598; purchased 11/03/06)(f)(g)
CAD	100	5.25%, 06/01/16		97,133
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
	100	5.15%, 03/01/12		69,000
		Johnson Controls, Inc.,
		Sr. Unsec’d. Notes
	100	5.25%, 01/15/11		104,190
		JPMorgan Chase & Co.,
		FDIC Gtd. Notes
EUR	100	3.625%, 12/12/11		143,903
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN(i)
	200	5.625%, 01/24/13		43,500
		RBS Capital Trust,
		Bank Gtd. Notes
EUR	50	6.467%(c), 12/29/49		38,475
		Sabre Holdings Corp.,
		Sr. Unsec’d. Notes
	100	7.35%, 08/01/11		102,250
		SLM Corp.,
		Sr. Unsec’d. Notes, MTN
EUR	200	0.964%(c), 11/15/11		259,276
		Sprint Capital Corp.,
		Gtd. Notes
	100	8.375%, 03/15/12		101,750
		State Street Capital Trust IV,
		Ltd. Gtd. Notes
	100	1.254%(c), 06/01/77		68,523
		Wells Fargo Bank NA,
		Sub. Notes
	250	4.75%, 02/09/15		258,374
		WM Covered Bond Program,
		Covered, MTN
EUR	300	4.00%, 11/26/16		408,038

				3,079,214

		Municipal Bond —0.2%
		State of Washington,
		General Obligation Unlimited
	100	6.982%(s), 12/01/25		49,182

		Residential Mortgage-Backed Securities —5.1%
		American Home Mortgage Investment Trust,
		Series 2005-2, Class 4A1
	84	5.66%(c), 09/25/45		67,834
		Banc of America Mortgage Securities, Inc.,
		Series 2006-A, Class 2A1
	53	5.399%(c), 02/25/36		41,901
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2003-5, Class 1A2
	6	3.505%(c), 08/25/33		5,838
		Series 2004-10, Class 13A1
	47	4.998%(c), 01/25/35		39,516
		Series 2005-2, Class A1
	35	2.94%(c), 03/25/35		32,720
		Series 2005-5, Class A2
	44	2.56%(c), 08/25/35		42,152
		Bear Stearns Alt-A Trust,
		Series 2005-7, Class 22A1
	44	5.275%(c), 09/25/35		32,589
		Series 2005-9, Class 24A1
	46	5.497%(c), 11/25/35		27,747
		Series 2006-5, Class 2A2
	60	6.25%(c), 08/25/36		39,697
		Series 2006-6, Class 31A1
	64	5.652%(c), 11/25/36		37,383
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2004-HYB2, Class 2A
	21	4.421%(c), 03/25/34		21,022
		Series 2006-AR1, Class 1A1
	238	4.90%(c), 10/25/35		197,742
		Countrywide Alternative Loan Trust,
		Series 2005-59, Class 1A1
	100	0.561%(c), 11/20/35		52,493
		Series 2005-62, Class 2A1
	112	1.481%(c), 12/25/35		63,864
		Series 2005-76, Class 2A1
	78	1.481%(c), 02/25/36		41,928
		CS First Boston Mortgage Securities Corp.,
		Series 2003-AR20, Class 2A1
	9	3.486%(c), 08/25/33		8,369
		Fannie Mae Whole Loan,
		Series 2004-W12, Class 1A1
	35	6.00%, 07/25/44		38,045
		Federal Home Loan Mortgage Corp.,
		Series 2395, Class FT
	2	0.683%(c), 12/15/31		1,902
		Series 2682, Class JB
	81	4.50%, 09/15/19		83,066
		Series R006, Class ZA
	125	6.00%, 04/15/36		133,783
		Federal National Mortgage Assoc.,
		Series 2006-5, Class 3A2
	118	3.805%(c), 05/25/35		118,507
		Harborview Mortgage Loan Trust,
		Series 2003-1, Class A
	7	3.882%(c), 05/19/33		7,213
		Indymac Index Mortgage Loan Trust,
		Series 2005-AR12, Class 2A1A
	30	0.471%(c), 07/25/35		17,586
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2003-A2, Class 1A1
	4	3.367%(c), 02/25/33		3,556
		MLCC Mortgage Investors, Inc.,
		Series 2005-2, Class 1A
	49	4.25%(c), 10/25/35		45,074
		Residential Accredit Loans, Inc.,
		Series 2006-QO6, Class A1
	129	0.411%(c), 06/25/46		48,633
		Structured Asset Mortgage Investments, Inc.,
		Series 2007-AR4, Class A3
	100	0.451%(c), 09/25/47		23,552

				1,273,712

		U.S. Government Agency Obligations —1.0%
		Small Business Administration Participation Certificates,
		Series 2005-20E, Class 1
	67	4.84%, 05/01/25		69,941
		Series 2008-20E, Class 1
	90	5.49%, 05/01/28		95,697
		Series 2008-20G, Class 1
	90	5.87%, 07/01/28		98,133

				263,771

		U.S. Government Mortgage-Backed Obligation —0.7%
		Federal National Mortgage Assoc.
	161	7.00%, 09/01/36		177,489

		TOTAL UNITED STATES BONDS (cost $7,336,960)		7,272,318

		U.S. TREASURY OBLIGATION
		U.S. Treasury Note(k)
	12	1.00%, 07/31/11 (cost $12,041)		12,083

		TOTAL LONG-TERM INVESTMENTS (cost $27,017,555)		27,263,637

		SHORT-TERM INVESTMENTS —7.0%

		REPURCHASE AGREEMENT —6.0%
	1,500	Barclays Capital, Inc. 0.10%, dated 01/29/10, due 02/01/10 in the amount of $1,500,013 (cost $1,500,000)(q)		1,500,000

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND —1.0%
	250,401	Dryden Core Investment Fund - Taxable Money Market Series (cost $250,401)(w)		250,401

		TOTAL SHORT-TERM INVESTMENTS (cost $1,750,401)		1,750,401

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—115.4% (cost $28,767,956)(p)		29,014,038

CONTRACTS/ NOTIONAL AMOUNT (000)#			COUNTERPARTY
		OPTIONS WRITTEN(m)* —(0.1)%

		Call Options —(0.1)%
		10 Year Euro-Bund Futures,
EUR	200	expiring 02/26/10, Strike Price $124.00		(1,165)
EUR	800	expiring 02/26/10, Strike Price $125.00		(1,664)
		10 Year U.S. Treasury Note Futures,
	$2,400	expiring 02/19/10, Strike Price $117.50		(25,125)
	300	expiring 02/19/10, Strike Price $120.00		(187)
		Currency Option USD vs BRL,
	100	expiring 02/18/10 @ FX Rate 1.91	Bank of America	(1,393)
	100	expiring 03/18/10 @ FX Rate 2.10	Salomon Brothers	(56)
		Currency Option USD vs KRW,
	200	expiring 03/18/10 @ FX Rate 1,250.00	JPMorgan Securities	(847)
		Currency Option USD vs MXN,
	100	expiring 02/05/10 @ FX Rate 14.22	Phileo Allied Kuala Lumpur	—
	100	expiring 03/18/10 @ FX Rate 14.95	Salomon Brothers	(213)
		Interest Rate Swap Options,
	1,000	expiring 02/17/10 @ 2.80%	Morgan Stanley & Co., Inc.	(51)
	1,100	expiring 02/17/10 @ 3.25%	Bank of America	(54)

				(30,755)

		Put Options
		90 Day Euro Dollar Futures,
	5,000	expiring 03/15/10, Strike Price $98.50		(31)
		10 Year Euro-Bund Futures,
EUR	400	expiring 02/26/10, Strike Price $121.00		(610)
		10 Year U.S. Treasury Note Futures,
	300	expiring 02/19/10, Strike Price $115.00		(94)
		Currency Option AUD vs USD,
AUD	100	expiring 03/18/10 @ FX Rate 0.83	Royal Bank of Canada	(431)
		Currency Option USD vs MXN,
	100	expiring 02/05/10 @ FX Rate 12.75	Phileo Allied Kuala Lumpur	(40)
		Interest Rate Swap Options,
	1,300	expiring 02/17/10 @ 4.00%	Bank of America	(2,513)
	1,700	expiring 08/31/10 @ 5.50%	Deutsche Bank	(1,246)
	200	expiring 07/10/12 @ 10.00%	Morgan Stanley & Co., Inc.	(708)

				(5,673)

		TOTAL OPTIONS WRITTEN (premiums received $79,845)		(36,428)

		TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—115.3% (cost $28,688,111)		28,977,610
		Other liabilities in excess of other assets(x)—(15.3)%		(3,838,550)

		NET ASSETS —100%		$25,139,060

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Depositary Insurance Corp.
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-Income producing securities.
(c)	Indicates a variable rate security.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities are $180,288. The aggregate value of $194,225 is approximately 0.8% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Security segregated as collateral for futures contracts.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $(33,448) and foreign exchange contracts risk exposure of $(2,980) as of January 31, 2010.
(p)	The United States federal income tax basis of the Schedule of investments was $28,769,473; accordingly, net unrealized appreciation on investments for federal income tax purposes was $244,565 (gross unrealized appreciation $1,248,790; gross unrealized depreciation $1,004,225. The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(q)	Collateralized by U.S. Government and Government Agency guaranteed securities.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2010.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation(1)(2)
Long Positions:
1	10 Year Canadian Bond	Mar 10	$112,107	$112,986	$879
12	10 Year Euro-Bund	Mar 10	2,048,125	2,052,798	4,673

					$5,552

(1)	Cash of $86,600 and a U.S. Treasury Note with a market value of $12,083 have been segregated to cover requirements for open futures contracts at January 31, 2010.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 04/05/10	Goldman Sachs	BRL	313	$178,465	$163,724	$(14,741)
British Pound,
Expiring 03/25/10	Barclays Capital Group	GBP	97	155,143	154,990	(153)
Expiring 03/25/10	Goldman Sachs	GBP	20	32,644	31,957	(687)
Expiring 03/25/10	Morgan Stanley & Co., Inc.	GBP	3	4,902	4,794	(108)
Chinese Yuan,
Expiring 03/16/10	Bank of America	CNY	157	23,000	22,964	(36)
Expiring 03/16/10	Bank of America	CNY	34	5,000	4,993	(7)
Expiring 03/16/10	JPMorgan Securities	CNY	34	5,000	4,967	(33)
Expiring 05/17/10	Barclays Capital Group	CNY	302	49,000	44,274	(4,726)
Expiring 05/17/10	Merrill Lynch Capital Markets	CNY	347	56,000	50,763	(5,237)
Expiring 06/07/10	Barclays Capital Group	CNY	372	55,000	54,531	(469)
Expiring 06/07/10	Barclays Capital Group	CNY	190	28,000	27,852	(148)
Expiring 06/07/10	Phileo Allied Kuala Lumpur	CNY	359	53,000	52,610	(390)
Expiring 11/16/10	Barclays Capital Group	CNY	277	42,000	40,929	(1,071)
Expiring 11/17/10	Barclays Capital Group	CNY	1,276	189,741	188,273	(1,468)
Expiring 11/17/10	Citibank	CNY	33	5,000	4,894	(106)
Expiring 11/17/10	Deutsche Bank	CNY	33	5,000	4,894	(106)
Expiring 11/17/10	JPMorgan Securities	CNY	69	10,325	10,114	(211)
Expiring 11/17/10	Morgan Stanley & Co., Inc.	CNY	251	38,000	36,969	(1,031)
Expiring 01/10/11	Morgan Stanley & Co., Inc.	CNY	199	30,000	29,493	(507)
Expiring 01/10/11	Morgan Stanley & Co., Inc.	CNY	66	10,000	9,827	(173)
Expiring 06/15/11	Deutsche Bank	CNY	84	13,000	13,169	169
Euro,
Expiring 04/26/10	BT Alex Brown	EUR	89	124,359	123,371	(988)
Expiring 04/26/10	Goldman Sachs	EUR	125	176,887	173,273	(3,614)
Indian Rupee,
Expiring 03/24/10	Citibank	INR	50	1,029	1,081	52
Indonesian Rupiah,
Expiring 09/17/10	JPMorgan Securities	IDR	485,300	46,000	49,541	3,541
Expiring 11/24/10	Barclays Capital Group	IDR	97,730	10,000	9,838	(162)
Expiring 11/24/10	Citibank	IDR	194,600	20,000	19,590	(410)
Expiring 11/24/10	Phileo Allied Kuala Lumpur	IDR	95,950	10,000	9,659	(341)
Expiring 11/24/10	Phileo Allied Kuala Lumpur	IDR	81,140	8,443	8,168	(275)
Japanese Yen,
Expiring 02/16/10	Barclays Capital Group	JPY	1,172	13,000	12,987	(13)
Expiring 02/16/10	Citibank	JPY	1,900	21,197	21,050	(147)

Expiring 02/16/10	Goldman Sachs	JPY	5,648	62,849	62,575	(274)
Malaysian Ringgit,
Expiring 02/12/10	BT Alex Brown	MYR	5	1,439	1,424	(15)
Expiring 10/12/10	Citibank	MYR	5	1,420	1,409	(11)
Mexican Peso,
Expiring 04/22/10	Chase Securities, Inc.	MXN	1,803	135,083	136,469	1,386
Norwegian Krone,
Expiring 03/23/10	Phileo Allied Kuala Lumpur	NOK	1,506	259,852	253,591	(6,261)
South Korean Won,
Expiring 02/11/10	Citibank	KRW	18,711	15,846	16,100	254
Expiring 02/11/10	Citibank	KRW	18,663	15,819	16,059	240
Expiring 02/11/10	JPMorgan Securities	KRW	32,697	27,000	28,135	1,135
Expiring 02/11/10	Morgan Stanley & Co., Inc.	KRW	44,118	38,000	37,962	(38)
Expiring 07/28/10	Barclays Capital Group	KRW	11,000	9,283	9,420	137
Expiring 07/28/10	Deutsche Bank	KRW	10,605	8,887	9,081	194
Expiring 07/28/10	Deutsche Bank	KRW	10,568	8,958	9,050	92
Expiring 07/28/10	Morgan Stanley & Co., Inc.	KRW	17,570	14,856	15,046	190
Expiring 08/27/10	Morgan Stanley & Co., Inc.	KRW	42,055	35,722	35,978	256
Expiring 11/12/10	Barclays Capital Group	KRW	18,913	16,154	16,139	(15)
Expiring 11/12/10	Citibank	KRW	10,338	8,853	8,822	(31)
Expiring 11/12/10	JPMorgan Securities	KRW	11,699	10,000	9,982	(18)
Expiring 11/12/10	JPMorgan Securities	KRW	11,458	10,000	9,777	(223)
Expiring 11/12/10	Morgan Stanley & Co., Inc.	KRW	11,511	10,000	9,822	(178)

				$2,109,156	$2,072,380	$(36,776)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/26/10	Citibank	AUD	5	$4,594	$4,411	$183
Expiring 02/26/10	Morgan Stanley & Co., Inc.	AUD	23	20,745	20,292	453
Expiring 02/26/10	Royal Bank of Scotland	AUD	542	495,400	478,174	17,226
Expiring 02/26/10	UBS Securities	AUD	3	2,756	2,647	109
Brazilian Real,
Expiring 04/05/10	Goldman Sachs	BRL	46	25,000	24,091	909
Expiring 04/05/10	Phileo Allied Kuala Lumpur	BRL	65	35,000	33,792	1,208
Expiring 04/05/10	Phileo Allied Kuala Lumpur	BRL	65	35,000	33,829	1,171
Expiring 04/05/10	Phileo Allied Kuala Lumpur	BRL	46	25,000	24,098	902
British Pound,
Expiring 03/25/10	BNP Peregrine	GBP	17	27,589	27,163	426
Expiring 03/25/10	Citibank	GBP	927	1,484,362	1,481,198	3,164
Expiring 03/25/10	Citibank	GBP	5	8,071	7,989	82
Expiring 03/25/10	JPMorgan Securities	GBP	16	26,062	25,565	497
Expiring 03/25/10	JPMorgan Securities	GBP	16	26,042	25,565	477
Expiring 03/25/10	Royal Bank of Scotland	GBP	39	63,038	62,316	722
Expiring 03/25/10	UBS Securities	GBP	17	27,638	27,163	475
Canadian Dollar,
Expiring 02/22/10	Deutsche Bank	CAD	764	740,299	714,498	25,801
Chinese Yuan,
Expiring 03/16/10	Citibank	CNY	34	5,000	4,978	22
Expiring 03/16/10	Deutsche Bank	CNY	88	13,000	12,934	66
Expiring 03/16/10	Deutsche Bank	CNY	34	5,000	4,975	25
Expiring 03/16/10	JPMorgan Securities	CNY	69	10,077	10,037	40
Expiring 05/17/10	Barclays Capital Group	CNY	649	90,386	95,037	(4,651)
Expiring 06/07/10	Morgan Stanley & Co., Inc.	CNY	203	30,000	29,692	308
Expiring 06/07/10	Morgan Stanley & Co., Inc.	CNY	68	10,000	9,893	107
Expiring 11/17/10	JPMorgan Securities	CNY	407	61,000	60,123	877

Expiring 11/17/10	Phileo Allied Kuala Lumpur	CNY	327	49,000	48,281	719
Danish Krone,
Expiring 03/23/10	Goldman Sachs	DKK	1,930	366,670	359,157	7,513
Euro,
Expiring 02/18/10	Deutsche Bank	EUR	863	1,283,951	1,196,495	87,456
Expiring 02/18/10	Royal Bank of Scotland	EUR	62	92,013	85,959	6,054
Expiring 03/03/10	Barclays Capital Group	EUR	8,646	12,250,233	11,986,757	263,476
Expiring 04/26/10	Barclays Capital Group	EUR	76	105,388	105,350	38
Expiring 04/26/10	Royal Bank of Scotland	EUR	12	16,821	16,634	187
Japanese Yen,
Expiring 02/16/10	Barclays Capital Group	JPY	124	1,372	1,374	(2)
Expiring 02/16/10	JPMorgan Securities	JPY	160,166	1,763,715	1,774,493	(10,778)
Expiring 04/16/10	Royal Bank of Scotland	JPY	5,279	58,040	58,502	(462)
Malaysian Ringgit,
Expiring 02/12/10	Citibank	MYR	5	1,424	1,424	—
Mexican Peso,
Expiring 04/22/10	JPMorgan Securities	MXN	255	19,500	19,292	208
Expiring 04/22/10	Morgan Stanley & Co., Inc.	MXN	484	37,000	36,642	358
Expiring 04/22/10	Morgan Stanley & Co., Inc.	MXN	183	14,000	13,882	118
Expiring 04/22/10	Phileo Allied Kuala Lumpur	MXN	105	8,000	7,932	68
New Zealand Dollar,
Expiring 02/26/10	Royal Bank of Scotland	NZD	6	4,405	4,203	202
Norwegian Krone,
Expiring 03/23/10	Barclays Capital Group	NOK	215	36,887	36,203	684
Expiring 03/23/10	Citibank	NOK	39	7,000	6,636	364
Expiring 03/23/10	Deutsche Bank	NOK	509	90,090	85,709	4,381
Expiring 03/23/10	Morgan Stanley & Co., Inc.	NOK	304	53,779	51,190	2,589
Expiring 03/23/10	Morgan Stanley & Co., Inc.	NOK	205	35,892	34,519	1,373
Expiring 03/23/10	Morgan Stanley & Co., Inc.	NOK	90	15,758	15,155	603
Expiring 03/23/10	Morgan Stanley & Co., Inc.	NOK	64	10,846	10,777	69
Philippine Peso,
Expiring 04/16/10	BT Alex Brown	PHP	5	107	107	—
Singapore Dollar,
Expiring 03/17/10	Citibank	SGD	6	4,358	4,300	58
South Korean Won,
Expiring 02/11/10	JPMorgan Securities	KRW	11,615	10,000	9,994	6
Expiring 02/11/10	JPMorgan Securities	KRW	11,335	10,000	9,753	247
Expiring 02/11/10	Morgan Stanley & Co., Inc.	KRW	44,795	39,000	38,545	455
Expiring 02/11/10	Morgan Stanley & Co., Inc.	KRW	11,386	10,000	9,797	203
Swedish Krona,
Expiring 03/23/10	BNP Peregrine	SEK	84	12,000	11,429	571
Expiring 03/23/10	BNP Peregrine	SEK	42	6,000	5,715	285

				$19,684,308	$19,266,666	$417,642

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
Deutsche Bank(1)	12/16/12	AUD	3,500	6.00%	3 month Australian Bank Bill rate	$12,366	$(1,867)	$14,233
Goldman Sachs & Co.(1)	01/02/12	BRL	600	11.36%	Brazilian interbank lending rate	742	14	728
Merrill Lynch & Co. (1)	01/02/12	BRL	200	11.36%	Brazilian interbank lending rate	247	23	224
Goldman Sachs & Co.(1)	06/15/12	EUR	300	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	11,205	—	11,205
Deutsche Bank(1)	06/16/11	JPY	960,000	1.00%	6 month LIBOR	63,131	45,788	17,343
Bank of America, N.A.(1)	06/16/17	JPY	120,000	1.00%	6 month LIBOR	(6,666)	(6,683)	17
Bank of America, N.A.(1)	06/16/20	JPY	70,000	1.50%	6 month LIBOR	1,068	1,848	(780)
Deutsche Bank(1)	06/16/20	JPY	50,000	1.50%	6 month LIBOR	764	(2,776)	3,540
Merrill Lynch & Co.(1)	02/07/19	MXN	300	8.30%	28 day Mexican interbank rate	354	173	181

						$83,211	$36,520	$46,691

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Credit default swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount(000)#(2)		Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
Credit default swaps - Buy Protection (1):
Barclays Capital	03/20/15		$300	1.00%	Citigroup, Inc., 6.50%, due 01/18/11	$14,355	$14,052	$303
Morgan Stanley Capital Services, Inc.	03/20/11		100	0.20%	COX Communications, Inc., 6.75%, due 03/15/11	119	—	119
Deutsche Bank	06/20/14		893	1.00%	Dow Jones CDX IG12 5Y Index	(3,696)	30,434	(34,130)
Morgan Stanley Capital Services, Inc.	06/20/14		1,290	1.00%	Dow Jones CDX IG12 5Y Index	(5,358)	(7,358)	2,000
Barclays Capital	06/20/17		774	0.60%	Dow Jones CDX IG8 Index	33,804	7,738	26,066
Deutsche Bank	06/20/19		300	1.00%	Embarq Corp., 7.08%, due 06/01/16	(2,167)	(5,167)	3,000
Credit Suisse International	03/20/12		100	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	32,877	—	32,877
JPMorgan Chase	03/20/11		100	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	54	—	54
Barclays Capital	06/20/11		100	0.21%	National Grid PLC, 5.00%, due 07/02/18	348	—	348
JPMorgan Chase	09/20/11		100	0.93%	Sabre Holdings Corp., 7.35%, due 08/01/11	2,718	—	2,718
Merrill Lynch & Co.	03/20/12		100	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	7,508	—	7,508
Deutsche Bank	03/20/14	EUR	100	2.20%	UBS AG, 0.78%, due 04/18/12(3)	(7,784)	—	(7,784)

						$72,778	$39,699	$33,079

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Variable rate, displayed rate is as of 1/31/10.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$2,254,712	$—
Commercial Mortgage-Backed Securities	—	174,238	—
Corporate Bonds	—	3,079,214	—
Foreign Corporate Bonds	—	11,754,238	—
Foreign Government Bonds	—	8,224,998	—
Municipal Bond	—	49,182	—
Residential Mortgage-Backed Securities	—	1,273,712	—
U.S. Government Agency Obligations	—	263,771	—
U.S. Government Mortgage Backed Obligation	—	177,489	—
U.S. Treasury Obligation	—	12,083	—
Repurchase Agreement	—	1,500,000	—
Options Written	—	(36,428)	—
Affiliated Money Market Mutual Fund	250,401	—	—

	$250,401	$28,727,209	$—
Other Financial Instruments*	5,552	449,431	11,205

Total	$255,953	$29,176,640	$11,205

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 10/31/09	$9,428
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,777
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 01/31/10	$11,205

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2010 were as follows:

Foreign Bonds	79.5%
Asset-Backed Securities	9.0
Financials	6.9
Repurchase Agreement	6.0
Residential Mortgage-Backed Securities	5.1
Telecommunications	1.7
Insurance	1.5
U.S. Government Agency Obligations	1.0

Affiliated Money Market Mutual Fund	1.0
U.S. Government Mortgage-Backed Obligation	0.7
Commercial Mortgage-Backed Securities	0.7
Commercial Banks	0.5
Media	0.4
Auto Parts & Equipment	0.4
Leisure	0.4
Real Estate Investment Trusts	0.3
Municipal Bond	0.2
Pipelines	0.1

115.4
Options Written	(0.1)
Other liabilities in excess of other assets	(15.3)

100.0%

TOTAL RETURN BOND PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —83.8%

		ASSET-BACKED SECURITIES —1.9%
		Bear Stearns Second Lien Trust,
		Series 2007-SV1A, Class A1, 144A
B3	$285	0.451%(c), 12/25/36	$201,443
		SLM Student Loan Trust,
		Series 2008-9, Class A
Aaa	4,896	1.749%(c), 04/25/23	5,104,670
		Structured Asset Securities Corp.,
		Series 2005-7XS, Class 2A1A
Baa1	559	4.90%(c), 04/25/35	418,577

		TOTAL ASSET-BACKED SECURITIES (cost $5,667,573)	5,724,690

		BANK LOANS(c)(g)—1.6%
		Chrysler Financial, Term B
CAA-(d)	4,092	4.24%, 08/03/12	4,011,866
		Ford Motor Co., Term B
B-(d)	34	3.24%, 11/29/13	31,324
B-(d)	546	3.26%, 11/29/13	510,285
		TXU Corp., Term B3
B+(d)	582	3.73%, 10/10/14	472,435
B+(d)	6	3.75%, 10/10/14	4,883

		TOTAL BANK LOANS (cost $5,138,228)	5,030,793

		CONVERTIBLE BOND —0.4%
		Financial Services
		National City Corp.,
		Sr. Unsec’d. Notes (cost $1,096,439)
A3	1,200	4.00%, 02/01/11	1,218,000

		CORPORATE BONDS —31.4%
		Aerospace —0.1%
		Goodrich Corp.,
		Sr. Unsec’d. Notes
Baa2	200	6.29%, 07/01/16	218,669

		Airlines —0.1%
		United Air Lines, Inc.,
		Equipment Trust(g)(i)
NR	736	10.85%, 02/19/15	244,665

		Automobile Manufacturers —0.5%
		Daimler Finance North America LLC,
		Gtd. Notes
A3	1,000	7.75%, 01/18/11	1,063,110
		Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	425,160

			1,488,270

		Automotive Parts —0.4%
		Autozone, Inc.,
		Sr. Unsec’d. Notes
Baa2	1,100	6.95%, 06/15/16	1,240,499

		Computer Services & Software —0.4%
		Electronic Data Systems LLC,
		Sr. Unsec’d. Notes
A2	1,200	6.00%, 08/01/13	1,353,146

			Electronic Components
			General Electric Co.,
			Sr. Unsec’d. Notes
Aa2		100	5.25%, 12/06/17	104,430

			Financial - Bank & Trust —9.9%
			American Express Bank FSB,
			Sr. Unsec’d. Notes
A2		500	5.50%, 04/16/13	534,936
			Bank of America Corp.,
			Sr. Unsec’d. Notes
A2		1,200	0.511%(c), 10/14/16	1,089,299
A2		800	7.625%, 06/01/19	915,306
			Sr. Unsec’d. Notes, MTN
A2		300	5.65%, 05/01/18	302,819
			Barclays Bank PLC,
			Sub. Notes, 144A (United Kingdom)
Baa1		5,700	6.05%, 12/04/17	5,893,623
			Citigroup, Inc.,
			Sr. Unsec’d. Notes
A3		6,300	5.50%, 04/11/13	6,617,426
			Export-Import Bank of Korea,
			Sr. Unsec’d. Notes (South Korea)
A2		2,600	8.125%, 01/21/14	3,014,757
			Fortis Bank Nederland NV,
			Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
Aaa	EUR	600	1.246%(c), 06/10/11	832,199
			Goldman Sachs Group, Inc. (The),
			Sr. Unsec’d. Notes
A1		300	6.15%, 04/01/18	319,209
A1		1,100	6.25%, 09/01/17	1,184,151
			Sr. Unsec’d. Notes, MTN
A1		400	0.649%(c), 07/22/15	380,359
			Lehman Brothers Holdings, Inc.,
			Sr. Unsec’d. Notes, MTN(i)
NR		3,500	5.625%, 01/24/13	761,250
NR		900	6.875%, 05/02/18	198,000
			Lloyds TSB Bank PLC (United Kingdom),
			Bank Gtd. Notes, 144A
Aa3		3,000	4.375%, 01/12/15	2,982,426
			Gov’t. Liquid Gtd. Notes, MTN
Aaa	EUR	400	0.867%(c), 06/09/11	555,219
			Sub. Notes, 144A (g)
Ba1		3,100	12.00%(c), 12/29/49	3,436,149
			National Australia Bank Ltd.,
			Sr. Notes, 144A (Australia)
NR		1,200	0.725%(c), 02/08/10	1,200,000
			Royal Bank of Scotland Group PLC,
			Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa		300	0.514%(c), 03/30/12	299,099

				30,516,227

			Financial Services —10.0%
			American Express Credit Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,800	1.631%(c), 05/27/10	2,811,287
			American General Finance Corp.,
			Sr. Unsec’d. Notes, MTN
B2		100	5.40%, 12/01/15	71,187
			ANZ National International Ltd.,
			Bank Gtd. Notes, 144A (New Zealand)
Aa2		2,700	6.20%, 07/19/13	3,011,264
			Caterpillar Financial Services Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,100	1.001%(c), 06/24/11	2,119,339
			CitiFinancial, Inc.,
			Sr. Unsec’d. Notes
A3		400	6.625%, 06/01/15	426,039

			El Paso Performance-Linked Trust,
			Sr. Unsec’d. Notes, 144A
Ba3		800	7.75%, 07/15/11	832,874
			Ford Motor Credit Co. LLC,
			Sr. Unsec’d. Notes
B3		1,100	7.00%, 10/01/13	1,100,783
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aa2		400	0.553%(c), 03/20/13	381,880
Aa2		1,700	0.553%(c), 06/20/14	1,559,852
Aa2		400	5.875%, 01/14/38	370,372
			Sub. Notes, 144A
Aa3	GBP	1,000	6.50%(c), 09/15/67	1,347,848
			General Motors Acceptance Corp. LLC,
			Sr. Unsec’d. Notes
B3		100	8.00%, 11/01/31	95,154
			International Lease Finance Corp.,
			Sr. Unsec’d. Notes
B1	EUR	1,300	1.089%(c), 08/15/11	1,523,089
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A2		1,200	2.373%(c), 05/14/10	1,207,132
A2		1,800	5.75%, 10/18/16	1,903,853
A2		3,200	6.625%, 04/01/18	3,499,046
			Pearson Dollar Finance PLC,
			Gtd. Notes, 144A (United Kingdom)
Baa1		4,200	5.70%, 06/01/14	4,566,459
			Pemex Project Funding Master Trust,
			Gtd. Notes
Baa1		60	9.125%, 10/13/10	63,004
			Societe Financement de l’Economie Francaise,
			Gov’t. Liquid Gtd. Notes, 144A (France)
Aaa		3,800	3.375%, 05/05/14	3,930,385

				30,820,847

			Hotels & Motels —0.9%
			Hyatt Hotels Corp.,
			Sr. Unsec’d. Notes, 144A
Baa1		2,600	5.75%, 08/15/15	2,686,070

			Household/Personal Care —0.1%
			Newell Rubbermaid, Inc.,
			Sr. Unsec’d. Notes
Baa3		200	10.60%, 04/15/19	259,185

			Insurance —1.8%
			American International Group, Inc.,
			Jr. Sub. Debs.
Ba2		2,600	8.175%(c), 05/15/68	1,748,500
			Sr. Unsec’d. Notes
A3		2,300	8.25%, 08/15/18	2,110,289
			Sr. Unsec’d. Notes, MTN
A3	EUR	600	0.855%(c), 07/19/13	665,749
A3		1,400	5.85%, 01/16/18	1,123,931

				5,648,469

			Oil, Gas & Consumable Fuels —0.5%
			Suncor Energy, Inc.,
			Sr. Unsec’d. Notes (Canada)
Baa2		1,300	6.85%, 06/01/39	1,457,157

			Paper & Forest Products —1.2%
			International Paper Co.,
			Sr. Unsec’d. Notes
Baa3		3,600	5.25%, 04/01/16	3,665,653

			Pharmaceuticals —0.4%
			Cardinal Health, Inc.,
			Sr. Unsec’d. Notes
Baa3		1,200	6.00%, 06/15/17	1,264,872

			Pipelines —0.1%
			El Paso Corp.,
			Notes
Ba3		300	7.80%, 08/01/31	298,206

			Printing & Publishing —0.3%
			Donnelley (R.R.) & Sons Co.,
			Sr. Unsec’d. Notes
Baa3		1,000	6.125%, 01/15/17	1,007,998

			Real Estate Investment Trusts —0.1%
			iStar Financial, Inc.,
			Sr. Unsec’d. Notes
Ca		200	5.80%, 03/15/11	160,000

			Retail & Merchandising —0.6%
			Limited Brands, Inc.,
			Sr. Unsec’d. Notes
Ba3		1,900	6.90%, 07/15/17	1,862,000

			Telecommunications —2.2%
			Embarq Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.738%, 06/01/13	1,760,307
Baa3		1,000	7.082%, 06/01/16	1,110,055
			Qwest Corp.,
			Sr. Unsec’d. Notes
Ba1		1,500	7.625%, 06/15/15	1,586,250
			Sprint Capital Corp.,
			Gtd. Notes
Ba3		1,300	7.625%, 01/30/11	1,317,875
Ba3		1,000	8.375%, 03/15/12	1,017,500

				6,791,987

			Tobacco —0.4%
			Altria Group, Inc.,
			Gtd. Notes
Baa1		400	9.70%, 11/10/18	500,963
			Reynolds American, Inc.,
			Gtd. Notes
Baa3		750	7.625%, 06/01/16	846,826

				1,347,789

			Transportation —0.5%
			CSX Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.25%, 03/15/18	1,738,658

			Utilities —0.9%
			Illinois Power Co.,
			Sr. Sec’d. Notes
Baa1		2,500	6.25%, 04/01/18	2,705,542

			TOTAL CORPORATE BONDS (cost $97,755,113)	96,880,339

			FOREIGN GOVERNMENT BONDS —2.3%
			Bundesrepublik Deutschland,
			Bonds (Germany)
Aaa	EUR	2,800	3.75%, 01/04/19	4,071,033
			France Government Bonds
			Bonds (France)
AAA(d)	EUR	1,300	3.75%, 10/25/19	1,834,717

			Republic of Brazil,
			Sr. Unsec’d. Notes (Brazil)
Baa3	BRL	2,200	12.50%, 01/05/22	1,356,764

			TOTAL FOREIGN GOVERNMENT BONDS (cost $7,452,078)	7,262,514

			MUNICIPAL BONDS —3.0%
			Illinois —2.5%
			Chicago Transit Authority, Series A,
			Revenue Bonds
A1		700	6.899%, 12/01/40	775,292
			Chicago Transit Authority, Series B,
			Revenue Bonds
A1		800	6.899%, 12/01/40	886,048
			State of Illinois,
			General Obligation Unlimited Bonds
A2		1,400	1.823%, 01/01/11	1,405,082
A2		4,700	2.766%, 01/01/12	4,749,444

				7,815,866

			New York —0.5%
			New York City Trust For Cultural Resources, Museum of Modern Art,
			Revenue Bonds
Aa2		1,500	5.125%, 07/01/31	1,517,115

			TOTAL MUNICIPAL BONDS (cost $9,047,955)	9,332,981

			RESIDENTIAL MORTGAGE-BACKED SECURITIES —3.4%
			American Home Mortgage Investment Trust,
			Series 2006-1, Class 2A1
Ba2		1,247	0.421%(c), 05/25/46	672,332
			American Housing Trust,
			Series I, Class 5
AAA(d)		1	8.625%, 08/25/18	1,471
			Bear Stearns Adjustable Rate Mortgage Trust,
			Series 2002-11, Class 1A1
Aaa		52	5.80%(c), 02/25/33	51,050
			Series 2005-4, Class 3A1
Baa3		1,429	5.362%(c), 08/25/35	1,270,011
			Series 2005-4, Class 23A2
Aa3		326	5.126%(c), 05/25/35	238,881
			Series 2007-3, Class 1A1
CCC(d)		1,229	5.428%(c), 05/25/47	864,862
			Citigroup Mortgage Loan Trust, Inc.,
			Series 2005-6, Class A2
A3		479	4.248%(c), 08/25/35	436,789
			Series 2007-10, Class 22AA
CCC(d)		1,222	5.969%(c), 09/25/37	885,973
			Countrywide Alternative Loan Trust,
			Series 2006-OA9, Class 2A1A
Caa3		1,283	0.441%(c), 07/20/46	582,767
			Series 2006-OA17, Class 1A1A
Caa1		1,298	0.426%(c), 12/20/46	625,762
			FHLMC Structured Pass-Through Securities,
			Series T-61, Class 1A1
Aaa		247	1.944%(c), 07/25/44	238,089
			FNMA,
			Series 2009-106, Class FA
Aaa		490	0.981%(c), 01/25/40	486,573
			Greenpoint Mortgage Pass-Through Certificates,
			Series 2003-1, Class A1
B(d)		1,525	3.813%(c), 10/25/33	1,136,685
			Indymac Adjustable Rate Mortgage Trust,
			Series 2001-H2, Class A1
Aaa		4	2.503%(c), 01/25/32	2,893

		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
A3	285	0.441%(c), 02/25/36	196,565
		Residential Funding Mortgage Securities I,
		Series 2003-S9, Class A1
Aaa	28	6.50%, 03/25/32	28,794
		Washington Mutual Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	1,220	0.771%(c), 12/25/27	943,638
		Series 2007-OA2, Class 1A
B3	1,078	1.181%(c), 03/25/47	564,766
		Wells Fargo Mortgage Backed Securities Trust,
		Series 2006-AR2, Class 2A1
A(d)	1,434	4.95%(c), 03/25/36	1,269,360

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,284,905)	10,497,261

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —29.2%
		Federal Home Loan Mortgage Corp.
	25	3.498%(c), 09/01/35	26,317
	27	3.584%(c), 01/01/24	27,468
	1,299	5.00%, 01/01/37	1,353,720
	27	5.50%, 06/01/31	29,290
	50	6.00%, 09/01/22	54,736
	29	7.50%, 09/01/16-07/01/17	32,693
		Federal National Mortgage Assoc.
	95	2.265%(c), 01/01/20	97,292
	268	2.661%(c), 12/01/34	273,084
	72	3.715%(c), 05/01/36	72,988
	3,994	4.00%, 12/01/39	3,917,843
	17,846	4.50%, 06/01/34-01/01/40	18,079,311
	1,653	5.00%, 09/01/33-06/01/39	1,722,361
	1,000	5.00%, TBA	1,035,000
	2,000	5.00%, TBA	2,078,124
	39,391	5.50%, 07/01/32-11/01/37	41,857,711
	1,693	6.00%, 01/01/23-09/01/37	1,812,889
	115	6.50%, 04/01/21-09/01/21	124,737
		Government National Mortgage Assoc.
	81	3.125%, 10/20/26-11/20/29	84,085
	58	3.625%, 07/20/22-07/20/27	60,863
	86	4.375%, 02/20/17-02/20/26	87,962
	1,000	5.00%, TBA	1,041,406
	2,728	6.00%, 01/15/29-08/15/36	2,913,841
	11,000	6.00%, TBA	11,744,216
	1,592	6.50%, 05/15/36-06/15/37	1,707,565
	55	8.50%, 06/15/30-08/20/30	64,137

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $88,459,026)	90,299,639

		U.S. TREASURY OBLIGATIONS —10.6%
		U.S. Treasury Bonds
	4,900	4.25%, 05/15/39	4,694,812
	2,500	4.375%, 02/15/38-11/15/39	2,447,656
	7,200	4.50%, 02/15/36-08/15/39	7,225,733
	600	5.50%, 08/15/28	685,875
	800	7.25%, 08/15/22	1,058,000
	3,600	7.50%, 11/15/24	4,924,123
	400	7.625%, 11/15/22	544,875
	1,400	7.875%, 02/15/21	1,914,937
	500	8.00%, 11/15/21	693,516
	2,500	8.125%, 05/15/21	3,482,813
		U.S. Treasury Notes
	727	1.00%, 07/31/11(k)	732,026

4,300	3.25%, 07/31/16-12/31/16	4,360,148

	TOTAL U.S. TREASURY OBLIGATIONS (cost $33,182,719)	32,764,514

	TOTAL LONG-TERM INVESTMENTS (cost $259,084,036)	259,010,731

PRINCIPAL AMOUNT (000)#
	SHORT-TERM INVESTMENTS —16.3%

	REPURCHASE AGREEMENTS —13.5%
31,000	Barclays Capital, Inc., 0.12%, dated 01/29/10, due 02/01/10 in the amount of $31,000,310 (cost $31,000,000)(q)	31,000,000

6,900	Goldman Sachs & Co., Inc. (The), 0.12%, dated 01/29/10, due 02/01/10 in the amount of $6,900,069 (cost $6,900,000)(q)	6,900,000

3,700	JPMorgan Securities, Inc., 0.11%, dated 01/28/10, due 02/04/10 in the amount of $3,700,079 (cost $3,700,000)(q)	3,700,000

	TOTAL REPURCHASE AGREEMENTS (cost $41,600,000)	41,600,000

	U.S. GOVERNMENT AGENCY OBLIGATION(n)—2.5%
	Federal Home Loan Mortgage Corp.
7,800	0.08%, 03/10/10 (cost $7,799,359)	7,799,359

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —0.3%
898,209	Dryden Core Investment Fund - Taxable Money Market Series (cost $898,209)(w)	898,209

	TOTAL SHORT-TERM INVESTMENTS (cost $50,297,568)	50,297,568

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—100.1% (cost $309,381,604)(p)	309,308,299

CONTRACTS/ NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTIONS WRITTEN(m)* —(0.1)%

	Call Options
	10 Year U.S. Treasury Note Futures,
$100	expiring 02/19/10, Strike Price $119.00		(266)
3,000	expiring 02/19/10, Strike Price $120.00		(1,875)
	FNMA,
5,000	expiring 02/16/10, Strike Price $104.31		(7,757)
	Interest Rate Swap Options,
2,600	expiring 02/17/10 @ 3.25%	Bank of America	(128)
28,500	expiring 04/19/10 @ 2.75%	Credit Suisse First Boston Corp.	(30,580)
4,800	expiring 04/19/10 @ 3.25%	Deutsche Bank	(9,161)
3,000	expiring 06/14/10 @ 3.50%	Citibank NA	(25,692)

			(75,459)

	Put Options —(0.1)%
	10 Year U.S. Treasury Note Futures,
400	expiring 02/19/10, Strike Price $114.00		(63)
8,800	expiring 02/19/10, Strike Price $115.00		(2,750)
6,000	expiring 02/19/10, Strike Price $116.00		(5,625)
500	expiring 04/23/10, Strike Price $114.00		(2,578)
	Interest Rate Swap Options,
11,400	expiring 02/17/10 @ 4.00%	Bank of America	(22,035)
1,000	expiring 04/19/10 @ 4.25%	Bank of America	(6,605)
1,500	expiring 04/19/10 @ 5.00%	Bank of America	(1,092)
15,000	expiring 04/19/10 @ 4.00%	Credit Suisse First Boston Corp.	(39,546)
4,800	expiring 04/19/10 @ 4.25%	Deutsche Bank	(31,702)
3,000	expiring 06/14/10 @ 4.50%	Citibank NA	(26,191)
200	expiring 07/10/12 @ 10.00%	Barclays Capital Group	(708)
100	expiring 07/10/12 @ 10.00%	Credit Suisse First Boston Corp.	(354)
4,700	expiring 07/10/12 @ 10.00%	Morgan Stanley	(16,645)

			(155,894)

	TOTAL OPTIONS WRITTEN (premiums received $664,907)		(231,353)

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT —(8.9)%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —(8.9)%
	Federal National Mortgage Assoc.
18,000	5.50%, TBA	(19,065,942)
5,000	5.50%, TBA	(5,277,345)
3,000	6.00%, TBA	(3,208,593)

	TOTAL SECURITIES SOLD SHORT (proceeds received $27,286,133)	(27,551,880)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—91.1% (cost $281,430,564)	281,525,066
	Other assets in excess of other liabilities(x)—8.9%	27,391,674

	NET ASSETS —100%	$308,916,740

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
FSB	Federal Saving Bank
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
TBA	To Be Announced
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen

KRW	South Korean Won
MYR	Malaysian Ringgit
TWD	New Taiwan Dollar
*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of January 31, 2010. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Security segregated as collateral for futures contracts.
(m)	The amount represents fair value of derivative subject to interest rate risk exposure as of January 31, 2010.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $309,721,442; accordingly, net unrealized depreciation on investments for federal income tax purposes was $413,143 (gross unrealized appreciation – $7,950,247; gross unrealized depreciation - $8,363,390). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(q)	Collateralized by U.S. Government and Government Agency guaranteed securities.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation(1)
Long Positions:
181	90 Day Euro Dollar	Jun 10	$44,632,413	$45,066,738	$434,325
94	90 Day Euro Dollar	Sep 10	23,072,325	23,348,425	276,100
3	90 Day Euro EURIBOR	Jun 10	1,023,706	1,029,997	6,291
81	90 Day Euro EURIBOR	Sep 10	27,464,263	27,729,899	265,636
49	2 Year Euro-Schatz	Mar 10	7,343,138	7,373,711	30,573
57	5 Year Euro-Bobl	Mar 10	9,202,043	9,267,123	65,080
11	10 Year Euro-Bund	Mar 10	1,873,343	1,881,731	8,388

					$1,086,393

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Brazilian Real,
Expiring 04/05/10	Barclays Capital Group	BRL	456	$251,000	$238,920	$(12,080)
Expiring 04/05/10	Citibank	BRL	460	254,000	241,110	(12,890)
Expiring 04/05/10	Deutsche Bank	BRL	584	321,000	305,887	(15,113)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	879	485,000	460,388	(24,612)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	449	247,000	235,112	(11,888)
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Group	CNY	830	122,895	121,578	(1,317)
Expiring 03/29/10	Citibank	CNY	5,901	873,551	863,937	(9,614)
Expiring 03/29/10	Deutsche Bank	CNY	3,945	584,500	577,554	(6,946)
Expiring 03/29/10	Deutsche Bank	CNY	7	1,001	991	(10)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	5,678	839,600	831,343	(8,257)
Expiring 03/29/10	JPMorgan Securities, Inc.	CNY	53	7,842	7,760	(82)
Expiring 06/07/10	Barclays Capital Group	CNY	3,988	592,000	584,178	(7,822)
Expiring 06/07/10	Barclays Capital Group	CNY	3,973	590,000	581,946	(8,054)
Expiring 06/07/10	Citibank	CNY	1,588	236,000	232,571	(3,429)
Expiring 06/07/10	Citibank	CNY	1,286	191,000	188,393	(2,607)

Expiring 06/07/10	Deutsche Bank	CNY	2,391	355,000	350,154	(4,846)
Expiring 06/07/10	JPMorgan Securities, Inc.	CNY	4,147	616,000	607,410	(8,590)
Expiring 06/07/10	JPMorgan Securities, Inc.	CNY	1,388	206,000	203,278	(2,722)
Expiring 06/07/10	Phileo Allied Kuala Lumpur	CNY	4,503	669,000	659,622	(9,378)
Expiring 11/17/10	Deutsche Bank	CNY	10,657	1,605,653	1,572,379	(33,274)
Expiring 11/17/10	Goldman Sachs & Co., Inc.	CNY	7,713	1,163,000	1,138,041	(24,959)
Expiring 11/23/10	Bank of America	CNY	21,412	3,220,275	3,160,400	(59,875)
Expiring 11/23/10	Barclays Capital Group	CNY	782	118,000	115,466	(2,534)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	2,986	449,000	470,015	21,015
Expiring 11/04/11	Deutsche Bank	CNY	2,943	461,000	463,381	2,381
Malaysian Ringgit,
Expiring 02/12/10	Citibank	MYR	16	4,622	4,622	—
South Korean Won,
Expiring 02/11/10	Hong Kong & Shanghai Bank	KRW	768,034	683,000	660,866	(22,134)
Expiring 02/11/10	Hong Kong & Shanghai Bank	KRW	370,590	330,000	318,880	(11,120)
Expiring 02/11/10	JPMorgan Securities, Inc.	KRW	736,426	656,000	633,669	(22,331)
Expiring 02/11/10	JPMorgan Securities, Inc.	KRW	288,046	257,000	247,853	(9,147)
Expiring 11/12/10	Citibank	KRW	163,695	140,000	139,682	(318)
Expiring 11/12/10	Citibank	KRW	161,658	140,000	137,944	(2,056)
Expiring 11/12/10	Citibank	KRW	81,130	70,000	69,229	(771)
Expiring 11/12/10	JPMorgan Securities, Inc.	KRW	297,895	260,000	254,196	(5,804)
Expiring 11/12/10	JPMorgan Securities, Inc.	KRW	163,779	140,000	139,754	(246)
Expiring 11/12/10	Morgan Stanley	KRW	310,797	270,000	265,205	(4,795)
Expiring 11/12/10	UBS Securities LLC	KRW	906,705	799,000	773,698	(25,302)
Taiwan Dollar,
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	20,493	656,000	650,744	(5,256)
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	20,480	656,000	650,327	(5,673)

				$19,520,939	$19,158,483	$(362,456)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Brazilian Real,
Expiring 04/05/10	Goldman Sachs & Co., Inc.	BRL	2,346	$1,339,485	$1,228,845	$110,640
British Pound,
Expiring 03/25/10	Citibank	GBP	1,084	1,735,758	1,732,058	3,700
Canadian Dollar,
Expiring 02/22/10	Deutsche Bank	CAD	2	1,938	1,870	68
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Group	CNY	800	118,000	117,194	806
Expiring 03/29/10	Deutsche Bank	CNY	10,657	1,570,167	1,560,243	9,924
Expiring 03/29/10	Deutsche Bank	CNY	4,957	735,000	725,727	9,273
Expiring 06/07/10	Bank of America	CNY	21,412	3,164,588	3,136,219	28,369
Expiring 06/07/10	Barclays Capital Group	CNY	312	46,000	45,691	309
Expiring 06/07/10	Deutsche Bank	CNY	1,540	227,380	225,641	1,739
Euro,
Expiring 03/17/10	Goldman Sachs & Co., Inc.	EUR	4,257	6,183,528	5,901,648	281,880
Expiring 04/26/10	JPMorgan Securities, Inc.	EUR	3,055	4,326,675	4,234,798	91,877
Indian Rupee,
Expiring 03/24/10	Citigroup Global Markets, Inc.	INR	617	12,656	13,297	(641)

Japanese Yen,
Expiring 02/16/10	JPMorgan Securities, Inc.	JPY	886	9,756	9,816	(60)
Malaysian Ringgit,
Expiring 02/12/10	Barclays Capital Group	MYR	3	936	938	(2)
Expiring 02/12/10	Barclays Capital Group	MYR	2	548	552	(4)
Expiring 02/12/10	Barclays Capital Group	MYR	1	151	156	(5)
Expiring 02/12/10	Deutsche Bank	MYR	2	595	586	9
Expiring 02/12/10	Deutsche Bank	MYR	2	592	586	6
Expiring 02/12/10	Deutsche Bank	MYR	2	553	550	3
Expiring 02/12/10	Deutsche Bank	MYR	2	555	550	5
Expiring 02/12/10	JPMorgan Securities, Inc.	MYR	2	700	703	(3)
Expiring 06/14/10	Morgan Stanley	MYR	1	431	430	1
Expiring 10/12/10	Citibank	MYR	16	4,607	4,573	34
South Korean Won,
Expiring 02/11/10	Citibank	KRW	162,505	140,000	139,830	170
Expiring 02/11/10	Citibank	KRW	160,258	140,000	137,896	2,104
Expiring 02/11/10	Citibank	KRW	80,535	70,000	69,298	702
Expiring 02/11/10	JPMorgan Securities, Inc.	KRW	294,710	260,000	253,588	6,412
Expiring 02/11/10	JPMorgan Securities, Inc.	KRW	162,610	140,000	139,920	80
Expiring 02/11/10	Morgan Stanley	KRW	307,422	270,000	264,526	5,474

				$20,500,599	$19,947,729	$552,870

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
UBS AG(1)	01/02/12	BRL	6,600	10.58%	Brazilian interbank lending rate	$(89,552)	$(58,796)	$(30,756)
UBS AG(1)	01/02/12	BRL	900	11.02%	Brazilian interbank lending rate	(433)	—	(433)
Barclays Capital(1)	01/02/12	BRL	8,700	11.67%	Brazilian interbank lending rate	68,044	62,229	5,815

						$(21,941)	$3,433	$(25,374)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Credit default swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Credit default swaps - Buy Protection (1):
Deutsche Bank	06/20/16	$1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	$(350)	$—	$(350)
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	1,747	—	1,747
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	38,030	—	38,030
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(114,039)	—	(114,039)
Barclays Bank PLC	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(587)	—	(587)
Bank of America Securities LLC	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	78,965	—	78,965
Merrill Lynch & Co.	12/20/11	363	0.00%	Dow Jones CDX HY7 Index	176,239	50,690	125,549
Deutsche Bank	06/20/18	4,646	1.50%	Dow Jones CDX IG10 10Y Index	(54,935)	(64,562)	9,627
Goldman Sachs & Co.	06/20/18	4,259	1.50%	Dow Jones CDX IG10 10Y Index	(50,357)	(140,867)	90,510
Morgan Stanley & Co.	06/20/18	11,126	1.50%	Dow Jones CDX IG10 10Y Index	(131,142)	(278,730)	147,588
Goldman Sachs & Co.	06/20/13	6,098	1.55%	Dow Jones CDX IG10 5Y Index	(84,045)	58,093	(142,138)
Barclays Bank PLC	12/20/17	1,258	0.80%	Dow Jones CDX IG9 10Y Index	44,711	12,777	31,934
Goldman Sachs & Co.	12/20/17	1,646	0.80%	Dow Jones CDX IG9 10Y Index	58,468	22,634	35,834
Morgan Stanley & Co.	12/20/17	1,839	0.80%	Dow Jones CDX IG9 10Y Index	65,347	34,519	30,828
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	(15,767)	—	(15,767)
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	(14,004)	—	(14,004)
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(17,800)	—	(17,800)
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	(4,913)	—	(4,913)
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	77	—	77
Barclays Bank PLC	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	45,953	—	45,953
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	51,071	—	51,071
UBS AG	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	13,468	—	13,468
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(55,294)	—	(55,294)
JPMorgan Chase	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	73,165	—	73,165
Morgan Stanley & Co.	06/20/12	300	0.11%	Target Corp., 5.875%, due 03/01/12	1,573	—	1,573

					$105,581	$(305,446)	$411,027

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$5,724,690	$—
Bank Loans	—	5,030,793	—
Convertible Bond	—	1,218,000	—
Corporate Bonds	—	93,444,190	3,436,149
Foreign Government Bonds	—	7,262,514	—
Municipal Bonds	—	9,332,981	—
Residential Mortgage-Backed Securities	—	10,497,261	—
U.S. Government Agency Obligation	—	7,799,359	—
U.S. Government Mortgage-Backed Obligations	—	90,299,639	—
U.S. Treasury Obligations	—	32,764,514	—
Repurchase Agreements	—	41,600,000	—
Options Written	—	(231,353)	—
Affiliated Money Market Mutual Fund	898,209	—	—
Securities Sold Short—U.S. Government Mortgage-Backed Obligations	—	(27,551,880)	—

	$898,209	$277,190,708	$3,436,149
Other Financial Instruments*	1,086,393	576,067	—

Total	$1,984,602	$277,766,775	$3,436,149

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Balance as of 10/31/09	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	336,149
Net purchases (sales)	3,100,000
Transfers in and/or out of Level 3	—

Balance as of 01/31/10	$3,436,149

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			LONG-TERM INVESTMENTS —94.3%

			ASSET-BACKED SECURITIES —3.6%
			BA Credit Card Trust,
			Series 2008-A5, Class A5
Aaa		$400	1.433%(c), 12/16/13	$404,314
			Ford Credit Auto Owner Trust,
			Series 2009-A, Class A3B
Aaa		2,400	2.733%(c), 05/15/13	2,458,638
			Series 2009-B, Class A1, 144A
A-1+(d)		3	0.988%, 06/15/10	2,849
			Series 2009-C, Class A1, 144A
P-1		173	0.796%, 07/15/10	172,658
			Series 2009-E, Class A2
Aaa		2,100	0.80%, 03/15/12	2,100,586
			Securitized Asset Backed Receivables LLC Trust,
			Series 2007-BR5, Class A2A
B3		439	0.361%(c), 05/25/37	341,574
			SLM Student Loan Trust,
			Series 2006-8, Class A2
Aaa		281	0.249%(c), 10/25/16	280,320
			Series 2008-9, Class A
Aaa		2,176	1.749%(c), 04/25/23	2,268,742
			Small Business Administration Participation Certificates,
			Series 2008-20A, Class 1
Aaa		209	5.17%, 01/01/28	223,948
			Series 2008-20D, Class 1, Pass-Through
Aaa		443	5.37%, 04/01/28	476,858
			Wells Fargo Home Equity Trust,
			Series 2005-2, Class AII2
Aaa		61	0.471%(c), 10/25/35	59,352

			TOTAL ASSET-BACKED SECURITIES (cost $8,782,467)	8,789,839

			BANK LOANS(c)(g)—0.3%
			First Data Corp., Term B2
B+(d)		931	3.00%, 09/24/14	804,401
B+(d)		50	3.00%, 09/24/14	42,303

			TOTAL BANK LOANS (cost $938,119)	846,704

			COMMERCIAL MORTGAGE-BACKED SECURITIES —0.6%
			Credit Suisse First Boston Mortgage Securities Corp.,
			Series 2005-C6, Class A1
Aaa		46	4.938%, 12/15/40	45,821
			EMF-Nl,
			Series 2008-APRX, Class A2 (Netherlands)
AA+(d)	EUR	800	1.48%(c), 04/17/41	736,886
			GE Capital Commercial Mortgage Corp.,
			Series 2002-3A, Class A1
AAA(d)		123	4.229%, 12/10/37	124,803
			GS Mortgage Securities Corp. II,
			Series 2001-1285, Class A1, 144A
Aaa		225	6.044%, 08/15/18	231,846
			Merrill Lynch Floating Trust,
			Series 2008-LAQA, Class A1, 144A
AA+(d)		400	0.772%(c), 07/09/21	345,485

			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,507,848)	1,484,841

		CORPORATE BONDS —63.3%
		Airlines —0.1%
		United Airlines, Inc.,
		Equipment Trust(g)(i)
CAA(d)	1,104	10.85%, 02/19/15	366,998

		Chemicals —0.4%
		Potash Corp. of Saskatchewan, Inc.,
		Sr. Unsec’d. Notes (Canada)
Baa1	800	5.25%, 05/15/14	869,863

		Commercial Banks —23.8%
		American Express Bank FSB,
		Sr. Unsec’d. Notes
A2	950	5.50%, 04/16/13	1,016,378
		ANZ National International Ltd.,
		Bank Gtd. Notes, 144A (New Zealand)
Aa2	2,200	6.20%, 07/19/13	2,453,623
		Bank of America Corp.,
		Sr. Unsec’d. Notes
A2	600	0.755%(c), 09/11/12	590,830
		Sr. Unsec’d. Notes, MTN
A2	2,000	0.584%(c), 09/15/14	1,892,242
		Bank of Tokyo-Mitsubishi UFJ Ltd.,
		Sr. Unsec’d. Notes, 144A (Japan)
Aa2	1,000	2.60%, 01/22/13	1,003,724
		Barclays Bank PLC, (United Kingdom)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	3,380	2.70%, 03/05/12	3,475,732
		Sr. Unsec’d. Notes
Aa3	2,300	5.45%, 09/12/12	2,498,255
		Canadian Imperial Bank of Commerce,
		Covered, 144A (Canada)(g)
Aaa	500	2.00%, 02/04/13	501,467
		Citigroup, Inc.,
		FDIC Gtd. Notes
Aaa	3,000	2.125%, 04/30/12	3,060,483
		Sr. Unsec’d. Notes
A3	2,100	0.361%(c), 05/18/11	2,076,778
A3	3,600	5.50%, 04/11/13	3,781,386
A3	500	6.50%, 08/19/13	540,085
		Credit Agricole SA,
		Notes, 144A (France)(g)
Aa1	1,000	0.599%(c), 02/02/12	999,405
		Credit Suisse / New York NY,
		Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1	2,200	5.00%, 05/15/13	2,371,259
		ING Bank NV,
		Sr. Notes, 144A (Netherlands)
Aa3	2,000	0.881%(c), 01/13/12	1,995,394
		National Australia Bank Ltd.,
		Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa	7,000	2.55%, 01/13/12	7,141,659
		Rabobank Nederland NV,
		Jr. Sub. Notes, 144A (Netherlands)
Aa2	1,200	11.00%(c), 06/29/49	1,532,897
		Royal Bank of Scotland Group PLC, (United Kingdom)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	2,900	0.514%(c), 03/30/12	2,891,286
		Sub. Notes
Ba2	1,100	5.05%, 01/08/15	1,003,312

			Royal Bank of Scotland PLC (The), (United Kingdom)
			Gov’t. Liquid Gtd. Notes, 144A
Aaa		3,800	2.625%, 05/11/12	3,888,240
Aaa		2,000	3.00%, 12/09/11	2,064,162
			Gov’t. Liquid Gtd. Notes, MTN
Aaa		1,000	1.183%(c), 04/23/12	1,017,974
Aaa		2,400	2.65%, 04/23/12	2,460,542
			Scotland International Finance No. 2 BV,
			Sub. Notes, 144A (Netherlands)(g)
Baa3		1,950	7.70%, 08/15/10	1,983,288
			Westpac Banking Corp., (Australia)
			Gov’t. Liquid Gtd. Notes, 144A
Aaa		4,000	3.25%, 12/16/11	4,148,080
			Sr. Unsec’d. Notes
Aa1		2,300	2.25%, 11/19/12	2,301,824

				58,690,305

			Diversified Financial Services —12.0%
			Allstate Life Global Funding Trusts,
			Sr. Sec’d. Notes, MTN
A1		2,300	5.375%, 04/30/13	2,495,606
			American Express Credit Corp.,
			Sr. Unsec’d. Notes, MTN
A2		1,800	5.875%, 05/02/13	1,951,225
			Bear Stearns Cos. LLC (The),
			Sr. Unsec’d. Notes
Aa3		600	0.479%(c), 01/31/11	601,826
			Capital One Bank USA NA,
			Sub. Notes
A3		2,300	6.50%, 06/13/13	2,496,602
			Countrywide Financial Corp.,
			Gtd. Notes, MTN
A2		500	5.80%, 06/07/12	536,178
			General Electric Capital Corp.,
			FDIC Gtd. Notes
Aaa		12,000	2.25%, 03/12/12	12,286,632
			Sub. Notes, 144A
Aa1	EUR	1,000	5.50%(c), 09/15/67	1,143,863
			HSBC Finance Corp.,
			Sr. Unsec’d. Notes
A3		400	0.519%(c), 04/24/12	391,319
A3		300	0.686%(c), 06/01/16	280,830
			Lehman Brothers Holdings, Inc.,(i)
			Sr. Unsec’d. Notes, MTN
NR		1,800	2.85%, 12/23/24	371,250
NR		600	5.625%, 01/24/13	130,500
			Macquarie Bank Ltd.,
			Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa		2,300	3.30%, 07/17/14	2,356,769
			Merrill Lynch & Co., Inc.,
			Sr. Unsec’d. Notes, MTN
A2		700	0.449%(c), 07/25/11	694,252
A2		1,400	6.15%, 04/25/13	1,514,661
			Morgan Stanley,
			Sr. Unsec’d. Notes
A2		600	0.501%(c), 01/18/11	600,032
			Sr. Unsec’d. Notes, MTN
A2		1,600	6.00%, 04/28/15	1,722,390

				29,573,935

			Electric —1.7%
			Dayton Power & Light Co. (The),
			First Mortgage
Aa3		500	5.125%, 10/01/13	543,454
			Enel Finance International SA,
			Gtd. Notes, 144A (Luxembourg)
A2		1,200	5.70%, 01/15/13	1,313,227
			Public Service Electric & Gas Co.,
			Sec’d. Notes, MTN
A2		2,300	5.30%, 05/01/18	2,440,208

				4,296,889

		Financial - Bank & Trust —8.3%
		BNP Paribas Capital Trust,
		Sub. Notes, 144A
Baa1	250	9.003%(c), 12/29/49	252,500
		Dexia Credit Local,
		Gov’t. Liquid Gtd. Notes, 144A (France)
Aa1	3,000	0.501%(c), 01/12/12	2,998,737
Aa1	2,200	0.899%(c), 09/23/11	2,217,805
		Lloyds TSB Bank PLC,
		Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa	4,500	2.30%, 04/01/11	4,570,484
		NIBC Bank NV,
		Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
Aaa	2,400	2.80%, 12/02/14	2,392,418
		Swedbank AB, (Sweden)
		Gov’t. Gtd. Notes, 144A
Aaa	2,200	0.701%(c), 01/14/13	2,193,708
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	2,300	2.80%, 02/10/12	2,362,036
		Wachovia Corp.,
		Sr. Unsec’d. Notes
A1	1,000	0.374%(c), 03/15/11	1,000,277
		Sr. Unsec’d. Notes, MTN
A1	350	2.05%(c), 05/01/13	359,232
		Westpac Securities NZ Ltd.,
		Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
Aaa	2,200	3.45%, 07/28/14	2,253,438

			20,600,635

		Financial Services —2.8%
		Ford Motor Credit Co. LLC,
		Sr. Unsec’d. Notes
B3	1,000	7.875%, 06/15/10	1,010,825
B3	1,100	8.625%, 11/01/10	1,129,481
		International Lease Finance Corp.,
		Sr. Unsec’d. Notes
B1	800	4.875%, 09/01/10	779,841
		Sr. Unsec’d. Notes, MTN
B1	700	0.482%(c), 05/24/10	686,233
B1	1,200	5.625%, 09/15/10	1,169,454
		Societe Financement de l’Economie Francaise,
		Gov’t. Liquid Gtd. Notes, 144A (France)
Aaa	2,000	2.25%, 06/11/12	2,041,987

			6,817,821

		Insurance —1.6%
		American International Group, Inc.,
		Jr. Sub. Debs.
Ba2	500	8.175%(c), 05/15/68	336,250
		Sr. Unsec’d. Notes
A3	160	4.25%, 05/15/13	147,700
		Metropolitan Life Global Funding I,
		Sr. Sec’d. Notes, 144A
Aa3	2,000	2.157%(c), 06/10/11	2,037,752
		Principal Life Income Funding Trusts,
		Sr. Sec’d. Notes, MTN
Aa3	1,500	0.653%(c), 09/17/10	1,499,148

			4,020,850

		Machinery & Equipment —0.1%
		Kinder Morgan Finance Co. ULC,
		Gtd. Notes (Canada)
Ba1	300	5.35%, 01/05/11	305,250

		Metals & Mining —1.0%
		BHP Billiton Finance USA Ltd.,
		Gtd. Notes (Australia)
A1	2,200	5.125%, 03/29/12	2,360,310

		Oil, Gas & Consumable Fuels —2.4%
		Alberta Energy Co. Ltd.,
		Sr. Unsec’d. Notes (Canada)
Baa	2,000	7.65%, 09/15/10	2,076,260
		Cenovus Energy, Inc.,
		Sr. Notes, 144A (Canada)
Baa2	1,100	4.50%, 09/15/14	1,158,086
		XTO Energy, Inc.,
		Sr. Unsec’d. Notes
Baa2	2,500	4.625%, 06/15/13	2,677,310

			5,911,656

		Real Estate Investment Trusts —0.5%
		Ventas Realty LP,
		Gtd. Notes
Ba1	1,200	6.75%, 04/01/17	1,176,000

		Savings & Loan —0.9%
		Nationwide Building Society,
		Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa	2,300	0.453%(c), 05/17/12	2,293,889

		Telecommunications —6.2%
		Cellco Partnership / Verizon Wireless Capital LLC,
		Sr. Unsec’d. Notes
A2	2,700	2.869%(c), 05/20/11	2,787,550
		Deutsche Telekom International Finance BV,
		Gtd. Notes (Netherlands)
Baa1	1,700	8.50%, 06/15/10	1,747,464
		France Telecom SA,
		Sr. Unsec’d. Notes (France)
A3	2,300	7.75%, 03/01/11	2,464,949
		Sprint Capital Corp.,
		Gtd. Notes
Ba3	600	7.625%, 01/30/11	608,250
		Sprint Nextel Corp.,
		Sr. Unsec’d. Notes
Ba3	500	0.651%(c), 06/28/10	493,744
		Telecom Italia Capital SA,
		Gtd. Notes (Luxembourg)
Baa2	800	4.95%, 09/30/14	840,365
Baa2	1,700	6.175%, 06/18/14	1,864,257
		Telefonica Emisiones SAU,
		Gtd. Notes (Spain)
Baa1	1,947	0.61%(c), 02/04/13	1,912,597
		Vodafone Group PLC,
		Sr. Unsec’d. Notes (United Kingdom)
Baa1	2,600	4.15%, 06/10/14	2,725,627

			15,444,803

		Tobacco —0.5%
		Altria Group, Inc.,
		Gtd. Notes
Baa1	1,000	8.50%, 11/10/13	1,180,637

		Utilities —1.0%
		Kinder Morgan Energy Partners LP,
		Sr. Unsec’d. Notes
Baa2	2,400	5.80%, 03/01/21	2,532,434

		TOTAL CORPORATE BONDS (cost $154,285,321)	156,442,275

			FOREIGN GOVERNMENT BONDS —1.4%
			Republic of Brazil,
			Sr. Unsec’d. Notes
Ba2	BRL	1,200	10.25%, 01/10/28	641,379
			Republic of Panama,
			Sr. Unsec’d. Notes
Ba1		1,500	9.375%, 04/01/29	1,981,365
			Republic of South Africa,
			Sr. Unsec’d. Notes
A3		750	5.875%, 05/30/22	758,438

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,408)	3,381,182

			MUNICIPAL BONDS —1.4%
			California —0.7%
			State of California,
			Revenue Bonds
Baa1		1,000	5.65%, 04/01/39	1,038,220
			Tobacco Securitization Authority of Southern California,
			Revenue Bonds
Baa3		800	5.00%, 06/01/37	603,072

				1,641,292

			Illinois —0.4%
			Illinois State Toll Highway Authority,
			Revenue Bonds
Aa3		1,000	5.293%, 01/01/24	1,000,570

			West Virginia —0.3%
			Tobacco Settlement Financial Authority of West Virginia,
			Revenue Bonds
Baa3		960	7.467%, 06/01/47	772,857

			TOTAL MUNICIPAL BONDS (cost $3,586,393)	3,414,719

			RESIDENTIAL MORTGAGE-BACKED SECURITIES —4.7%
			American Home Mortgage Investment Trust,
			Series 2004-4, Class 5A
Aaa		236	2.231%(c), 02/25/45	191,420
			Bank of America Funding Corp.,
			Series 2006-A, Class 1A1
Aaa		293	4.503%(c), 02/20/36	254,555
			Bear Stearns Adjustable Rate Mortgage Trust,
			Series 2004-8, Class 11A2
A3		409	3.124%(c), 11/25/34	388,707
			Series 2004-8, Class 13A1
Baa2		869	3.651%(c), 11/25/34	733,011
			Bear Stearns Alt-A Trust,
			Series 2006-6, Class 31A1
B3		770	5.652%(c), 11/25/36	448,591
			Series 2006-6, Class 32A1
B3		690	5.614%(c), 11/25/36	410,944
			Citigroup Mortgage Loan Trust, Inc.,
			Series 2005-11, Class A2A
Aaa		288	4.70%(c), 12/25/35	264,861
			Series 2006-AR1, Class 1A1
BB+(d)		1,549	4.90%(c), 10/25/35	1,285,326
			Countrywide Alternative Loan Trust,
			Series 2003-J3, Class 2A1
AAA(d)		82	6.25%, 12/25/33	82,487
			Countrywide Home Loan Mortgage Pass-Through Trust,
			Series 2003-R4, Class 2A, 144A
Aa3		136	6.50%(c), 01/25/34	128,830

		Series 2004-25, Class 1A1
Aaa	818	0.561%(c), 02/25/35	526,868
		Credit Suisse First Boston Mortgage Securities Corp.,
		Series 2003-8, Class 5A1
Aaa	24	6.50%, 04/25/33	23,567
		Federal Home Loan Mortgage Corp.,
		Series 2892, Class BL
Aaa	286	5.00%, 01/15/18	296,077
		Series 2931, Class JA
Aaa	122	5.00%, 07/15/25	123,307
		Series 3346, Class FA
Aaa	2,539	0.463%(c), 02/15/19	2,537,620
		Federal National Mortgage Assoc.,
		Series 2006-67, Class PA
Aaa	368	5.50%, 03/25/28	381,335
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
Aaa	279	7.00%, 10/25/43	311,234
		Series T-75, Class A1
Aaa	903	0.271%(c), 12/25/36	873,476
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	67	8.50%, 03/20/25	74,299
		Series 2000-9, Class FG
Aaa	87	0.833%(c), 02/16/30	86,439
		Series 2000-9, Class FH
Aaa	133	0.733%(c), 02/16/30	133,150
		Series 2000-11, Class PH
Aaa	244	7.50%, 02/20/30	265,271
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Baa2	442	0.461%(c), 06/25/45	266,127
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	399	2.955%(c), 09/25/35	369,344
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
A3	342	0.441%(c), 02/25/36	235,878
		MLCC Mortgage Investors, Inc.,
		Series 2005-2, Class 3A
A1	290	1.231%(c), 10/25/35	230,610
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	413	0.611%(c), 10/20/27	339,428
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-AR5, Class A1
Aa1	124	0.483%(c), 07/19/35	71,393
		Structured Asset Securities Corp.,
		Series 2001-21A, Class 1A1
Baa3	44	2.595%(c), 01/25/32	42,888
		Washington Mutual, Inc., Mortgage Pass-Through Certificates,
		Series 2002-AR6, Class A
A1	379	1.881%(c), 06/25/42	297,940
		Series 2002-AR9, Class 1A
Aa2	19	1.881%(c), 08/25/42	14,374

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,691,899)	11,689,357

		U.S. GOVERNMENT AGENCY OBLIGATIONS —4.0%
		Federal Home Loan Mortgage Corp.,
		Notes
	400	0.11%(c), 11/09/11	399,538
	764	0.149%(c), 02/02/12	763,610
	8,000	5.00%, 04/18/17(k)	8,791,192

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,769,409)	9,954,340

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS —2.8%
	Federal National Mortgage Assoc.
113	3.18%(c), 07/01/25		116,872
63	3.25%(c), 08/01/24		64,864
6	5.036%(c), 12/01/30		6,599
786	5.50%, 02/01/34-10/14/38		835,731
4,404	6.00%, 09/01/35-02/01/38		4,721,177
	Government National Mortgage Assoc.
195	3.625%, 08/20/26-07/20/30		199,954
59	4.125%, 10/20/24-12/20/26		61,358
326	4.25%(c), 03/20/30		336,912
310	4.375%, 05/20/23-06/20/27		320,554
115	6.50%, 10/15/25-06/15/29		125,255

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $6,513,511)		6,789,276

	U.S. TREASURY OBLIGATIONS —12.2%
	U.S. Treasury Notes
25,000	2.125%, 11/30/14		24,836,000
5,300	2.375%, 10/31/14		5,332,701

	TOTAL U.S. TREASURY OBLIGATIONS (cost $29,889,765)		30,168,701

	TOTAL LONG-TERM INVESTMENTS (cost $231,859,140)		232,961,234

	SHORT-TERM INVESTMENTS —0.7%

	REPURCHASE AGREEMENT —0.3%
800	JPMorgan Securities, Inc., .11%, dated 01/29/10 due 02/01/10 in the amount of $800,007 (cost $800,000)(q)		800,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —0.4%
922,636	Dryden Core Investment Fund - Taxable Money Market Series (cost $922,636)(w)		922,636

	TOTAL SHORT-TERM INVESTMENTS (cost $1,722,636)		1,722,636

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—95.0% (cost $233,581,776)(p)		234,683,870

CONTRACTS/ NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTIONS WRITTEN(m) *—(0.1)%

	Call Options
	10 Year U.S. Treasury Note Futures,
100	expiring 02/19/10, Strike Price $119.00		(266)
	Interest Rate Swap Options
2,000	expiring 02/17/10 @ 2.80%	Morgan Stanley	(103)
1,900	expiring 02/17/10 @ 3.25%	Bank of America	(93)
2,500	expiring 02/17/10 @ 3.25%	Barclays Capital Group	(123)
2,100	expiring 02/17/10 @ 3.25%	Morgan Stanley	(103)
2,700	expiring 04/19/10 @ 3.25%	Bank of America	(5,153)
1,500	expiring 04/19/10 @ 3.25%	Bank of America	(2,863)
3,900	expiring 04/19/10 @ 3.25%	Credit Suisse First Boston Corp.	(7,443)
3,700	expiring 04/19/10 @ 3.25%	Deutsche Bank	(7,061)
2,300	expiring 06/14/10 @ 3.50%	Merrill Lynch	(19,697)

			(42,905)

	Put Options —(0.1)%
	10 Year U.S. Treasury Note Futures,
100	expiring 02/19/10, Strike Price $115.00		(31)
	Interest Rate Swap Options
2,500	expiring 02/17/10 @ 4.00%	Barclays Capital Group	(4,832)
6,400	expiring 02/19/10 @ 4.00%	Bank of America	(12,370)
1,700	expiring 02/19/10 @ 4.00%	Morgan Stanley	(3,286)
1,500	expiring 04/22/10 @ 5.00%	Bank of America	(1,092)
2,700	expiring 04/23/10 @ 4.25%	Barclays Capital	(17,832)
6,700	expiring 04/23/10 @ 4.25%	Credit Suisse First Boston Corp.	(44,251)
3,700	expiring 04/23/10 @ 4.25%	Deutsche Bank	(24,437)
2,300	expiring 06/17/10 @ 4.50%	Merrill Lynch	(20,080)
4,000	expiring 08/31/10 @ 5.50%	Barclays Capital Group	(2,932)

			(131,143)

	TOTAL OPTIONS WRITTEN (premiums received $459,850)		(174,048)

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT —(4.7)%

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
1,000	5.50%, TBA		(1,068,594)
4,000	5.50%, TBA		(4,236,876)
3,000	6.00%, TBA		(3,208,593)
3,000	6.00%, TBA		(3,199,218)

	TOTAL SECURITIES SOLD SHORT (proceeds received $11,630,156)		(11,713,281)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—90.2% (cost $221,491,770)		222,796,541
	Other assets in excess of other liabilities(x)—9.8%		24,269,291

	NET ASSETS —100%		$247,065,832

The following abbreviations were used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Depository Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Saving Bank
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of January 31, 2010. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion there of, segregated for futures contracts.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.
(p)	The United States federal income tax basis of the Schedule of Investments was $234,101,047; accordingly, net unrealized appreciation on investments for federal income tax purposes was $582,823 (gross unrealized appreciation $6,252,506; gross unrealized depreciation $5,669,683). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(q)	Collateralized by U.S. Government and Government Agency guaranteed securities.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contract, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contract open at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation(1)
Long Position:
571	2 Year U.S. Treasury Notes	Mar 10	$124,095,922	$124,451,235	$355,313

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)(1)
Australian Dollar,
Expiring 02/26/10	National Australia Bank	AUD	144	$131,619	$127,042	$(4,577)
Chinese Yuan,
Expiring 03/29/10	BT Alex Brown	CNY	4,126	609,944	604,124	(5,820)
Expiring 03/29/10	Deutsche Bank	CNY	1,755	260,200	256,917	(3,283)
Expiring 11/17/10	Citicorp	CNY	1,108	167,000	163,453	(3,547)
Expiring 11/17/10	Deutsche Bank	CNY	893	135,000	131,824	(3,176)
Expiring 11/17/10	Deutsche Bank	CNY	1,088	164,000	160,505	(3,495)
Expiring 11/17/10	Deutsche Bank	CNY	588	88,819	86,729	(2,090)
Expiring 11/17/10	Deutsche Bank	CNY	279	42,000	41,136	(864)
Expiring 11/17/10	Morgan Stanley	CNY	563	85,000	83,000	(2,000)
Expiring 11/17/10	Morgan Stanley	CNY	562	85,000	82,975	(2,025)
Expiring 11/23/10	Barclays Capital Group	CNY	398	60,000	58,712	(1,288)
Expiring 11/23/10	Barclays Capital Group	CNY	279	42,000	41,157	(843)
Mexican Peso,
Expiring 04/22/10	Marine Midland Bank	MXN	19,338	1,481,000	1,464,067	(16,933)
Singapore Dollar,
Expiring 02/11/10	Citibank	SGD	2,069	1,481,000	1,471,484	(9,516)
Expiring 02/11/10	Citibank	SGD	797	574,000	566,773	(7,227)
South Korean Won,
Expiring 02/11/10	HSBC	KRW	1,703,520	1,481,000	1,465,821	(15,179)
Expiring 11/12/10	Citibank	KRW	116,925	100,000	99,773	(227)
Expiring 11/12/10	Citibank	KRW	115,470	100,000	98,531	(1,469)
Expiring 11/12/10	JPMorgan Securities	KRW	217,693	190,000	185,759	(4,241)
Expiring 11/12/10	JPMorgan Securities	KRW	128,684	110,000	109,807	(193)
Expiring 11/12/10	JPMorgan Securities	KRW	113,350	100,000	96,722	(3,278)
Expiring 11/12/10	Merrill Lynch	KRW	57,950	50,000	49,450	(550)
Expiring 11/12/10	Morgan Stanley	KRW	230,220	200,000	196,448	(3,552)

				$7,737,582	$7,642,209	$(95,373)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 03/25/10	Citibank	GBP	666	$1,066,434	$1,064,161	$2,273
Chinese Yuan,
Expiring 03/29/10	Barclays Bank PLC	CNY	407	60,000	59,590	410
Expiring 03/29/10	Barclays Bank PLC	CNY	285	42,000	41,735	265
Expiring 03/29/10	Citicorp	CNY	1,133	167,000	165,908	1,092
Expiring 03/29/10	Deutsche Bank	CNY	1,113	164,000	163,011	989
Expiring 03/29/10	Deutsche Bank	CNY	916	135,000	134,127	873
Expiring 03/29/10	Deutsche Bank	CNY	588	86,620	86,060	560
Expiring 03/29/10	Deutsche Bank	CNY	285	42,000	41,735	265
Expiring 03/29/10	Morgan Stanley	CNY	577	85,000	84,450	550
Expiring 03/29/10	Morgan Stanley	CNY	577	85,000	84,425	575
Euro,
Expiring 02/18/10	Royal Bank of Scotland	EUR	199	295,332	275,901	19,431
Expiring 03/17/10	JPMorgan Securities	EUR	1,100	1,597,811	1,524,974	72,837
Japanese Yen,
Expiring 02/16/10	JPMorgan Securities	JPY	52,076	573,450	576,954	(3,504)
South Korean Won,
Expiring 02/11/10	Citibank	KRW	116,075	100,000	99,879	121
Expiring 02/11/10	Citibank	KRW	114,470	100,000	98,498	1,502
Expiring 02/11/10	JPMorgan Securities	KRW	215,365	190,000	185,314	4,686
Expiring 02/11/10	JPMorgan Securities	KRW	127,765	110,000	109,937	63
Expiring 02/11/10	JPMorgan Securities	KRW	112,050	100,000	96,415	3,585
Expiring 02/11/10	Merrill Lynch	KRW	57,525	50,000	49,498	502

Expiring 02/11/10	Morgan Stanley	KRW	227,720	200,000	195,945	4,055

				$5,249,647	$5,138,517	$111,130

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
UBS AG(1)	06/15/12	AUD	9,300	4.50%	3 month Australian Bank Bill rate	$(74,914)	$(27,862)	$(47,052)
Goldman Sachs(1)	01/02/12	BRL	2,400	11.36%	Brazilian interbank lending rate	2,968	(479)	3,447

						$(71,946)	$(28,341)	$(43,605)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Credit default swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at January 31, 2010 (3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Barclays Capital	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.980%	$(7,506)	$—	$(7,506)
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	0.688%	(1,817)	—	(1,817)
Bank of America, N.A.	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	1.050%	(1,958)	—	(1,958)
Barclays Capital	12/20/10	900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.580%	3,832	3,324	508
Deutsche Bank	12/20/10	700	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.580%	2,981	2,523	458
Citigroup	06/20/12	275	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.917%	21,457	(9,544)	31,001
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	0.834%	(1,410)	—	(1,410)
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	1.301%	(45,203)	—	(45,203)
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	0.632%	(696)	—	(696)
Barclays Capital	12/20/10	700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.788%	2,064	(152)	2,216
Deutsche Bank	12/20/10	700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.788%	2,064	(28)	2,092
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	1.348%	(5,159)	—	(5,159)

						$(31,351)	$(3,877)	$(27,474)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$8,789,839	$—
Bank Loans	—	846,704	—
Commercial Mortgage-Backed Securities	—	747,955	736,886
Corporate Bonds	—	156,442,275	—
Foreign Government Bonds	—	3,381,182	—
Municipal Bonds	—	3,414,719	—
Residential Mortgage-Backed Securities	—	11,689,357	—
U.S. Government Agency Obligation	—	9,954,340	—
U.S. Government Mortgage Backed Obligations	—	6,789,276	—
U.S. Treasury Obligations	—	30,168,701	—
Repurchase Agreement	—	800,000	—
Options Written	—	(174,048)	—
Affiliated Money Market Mutual Fund	922,636	—	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(11,713,281)	—

	$922,636	$221,137,019	$736,886
Other Financial Instruments*	355,313	(55,322)	—

Total	$1,277,949	$221,081,697	$736,886

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Commercial Mortgage- Backed Securities
Balance as of 10/31/09	$—
Accrued discounts/premiums	3,648
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	20,607
Net purchases (sales)	712,631
Transfers in and/or out of Level 3	—

Balance as of 1/31/10	$736,886

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —160.4%

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS —133.8%
		Federal Home Loan Mortgage Corp.,
$500		4.50%, 01/01/40	$505,496
3,200		4.50%, TBA	3,231,002
3,633		5.00%, 10/01/35	3,785,234
981		6.00%, 01/01/15-02/01/21	1,055,113
109		6.50%, 01/01/18-06/01/22	119,868
26		7.50%, 06/01/28	28,648
3		8.50%, 04/01/18	3,609
21		11.50%, 03/01/16	24,364
		Federal National Mortgage Assoc.,
1,714		4.50%, 05/01/35	1,749,356
6,800		4.50%, TBA	6,868,000
4,317		5.00%, 11/01/18-08/01/35	4,513,488
180		5.00%, 07/01/33(k)	187,403
1,314		5.342%, 09/01/19	1,384,758
5,223		5.50%, 06/01/33-06/01/36	5,554,185
805		5.78%, 11/01/11	852,499
2,033		6.00%, 04/01/14-10/01/37	2,193,833
9,600		6.00%, TBA	10,267,498
37		6.095%, 03/01/12	40,165
939		6.50%, 05/01/14-11/01/37	1,017,483
5,600		6.50%, TBA	6,041,000
6		7.00%, 05/01/12-07/01/12	5,982
31		8.00%, 09/01/22-12/01/22	35,013
3		9.75%, 01/01/11-11/01/16	3,658
		Government National Mortgage Assoc.,
500		4.50%, TBA	506,563
141		6.00%, 07/15/24-08/15/24	152,063
1,523		6.50%, 06/15/23-12/15/35	1,644,346
1,233		7.00%, 11/15/31-11/15/33	1,343,213
20		7.50%, 09/15/11-12/20/23	23,477
331		8.00%, 03/15/17-11/15/30	379,654
42		8.25%, 06/20/17-07/20/17	45,980
44		8.50%, 04/20/17	49,105
53		9.00%, 01/15/20	60,070
—	(r)	9.50%, 06/15/20	959
4		14.00%, 06/15/11	4,491
5		16.00%, 05/15/12	5,654

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $51,956,956)	53,683,230

		RESIDENTIAL MORTGAGE-BACKED SECURITIES —24.2%
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2006-AR1, Class 3A1
291		5.50%(c), 03/25/36	211,935
		Countrywide Alternative Loan Trust,
		Series 2005-73CB, Class 1A7
336		5.50%, 01/25/36	251,380
		Series 2005-85CB, Class 2A2
880		5.50%, 02/25/36	660,162
		Series 2005-J11, Class 1A3
1,092		5.50%, 11/25/35	961,730
		Series 2007-HY5R, Class 2A1A
688		5.544%(c), 03/25/47	598,336
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2006-14, Class A3
1,003		6.25%, 09/25/36	887,081
		Series 2006-J2, Class 1A6
90		6.00%, 04/25/36	71,073

	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
16	6.00%, 10/15/20	17,056
	Series 83, Class Z
3	9.00%, 10/15/20	3,310
	Series 186, Class E
25	6.00%, 08/15/21	27,328
	Series 1058, Class H
9	8.00%, 04/15/21	10,384
	Series 1116, Class I
7	5.50%, 08/15/21	7,061
	Series 1120, Class L
32	8.00%, 07/15/21	34,868
	Series 2809, Class UC
425	4.00%, 06/15/19	435,767
	Series 2852, Class VI, IO
181	5.00%, 06/15/24	1,022
	Series 2915, Class K1, IO
15	5.00%, 06/15/24	4
	Series 2995, Class ST, IO
1,019	6.517%(c), 05/15/29	135,174
	Series 3279, Class SD, IO
3,353	6.197%(c), 02/15/37	411,584
	Series 3309, Class SC, IO
2,886	6.217%(c), 04/15/37	342,512
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-42, Class A5
173	7.50%, 02/25/42	195,156
	Federal National Mortgage Assoc.,
	Series 56, Class 1
11	6.00%, 04/01/19	12,567
	Series 340, Class 2, IO
459	5.00%, 09/01/33	104,517
	Series 347, Class 2, IO
992	5.00%, 01/01/34	225,031
	Series 377, Class 2, IO
167	5.00%, 10/01/36	36,983
	Series 1988-19, Class J
12	8.50%, 07/25/18	13,154
	Series 1990-10, Class L
5	8.50%, 02/25/20	5,416
	Series 1990-108, Class G
12	7.00%, 09/25/20	12,914
	Series 1991-21, Class J
12	7.00%, 03/25/21	12,905
	Series 1992-113, Class Z
21	7.50%, 07/25/22	23,466
	Series 1993-223, Class ZA
265	6.50%, 12/25/23	291,373
	Series 2001-51, Class QN
269	6.00%, 10/25/16	290,624
	Series 2003-33, Class PT
141	4.50%, 05/25/33	148,971
	Series 2007-22, Class SD, IO
1,924	6.169%(c), 03/25/37	231,193
	Series G-14, Class L
14	8.50%, 06/25/21	16,207
	Series G92-24, Class Z
14	6.50%, 04/25/22	15,632
	Series G92-59, Class D
75	6.00%, 10/25/22	82,157
	Series G94-4, Class PG
254	8.00%, 05/25/24	282,631
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
38	8.985%, 04/25/17	4,851
	Series B, Class P-O, PO
38	2.60%(t), 04/25/17	35,829

		Government National Mortgage Assoc.,
		Series 2006-35, Class LO, PO
154		5.30%(t), 07/20/36	133,108
		Series 2006-38, Class XS, IO
1,110		7.017%(c), 09/16/35	160,318
		GSR Mortgage Loan Trust,
		Series 2005-AR2, Class 1A2
104		4.196%(c), 04/25/35	86,376
		Series 2007-AR1, Class 2A1
314		5.952%(c), 03/25/47	230,170
		Series 2007-AR2, Class 1A1
308		5.758%(c), 05/25/47	224,712
		JPMorgan Mortgage Trust,
		Series 2007-S2, Class 2A3
606		5.50%, 06/25/37	520,392
		Morgan Stanley Mortgage Loan Trust,
		Series 2004-5AR, Class 3A4
137		3.035%(c), 07/25/34	136,125
		Series 2007-12, Class 3A22
250		6.00%, 08/25/37	200,758
		Residential Asset Securitization Trust,
		Series 2004-A3, Class A7
721		5.25%, 06/25/34	566,341
		Salomon Brothers Mortgage Securities VI, Inc.,
		Series 1986-1, Class A
—	(r)	6.00%, 12/25/11	34
		Wells Fargo Mortgage Backed Securities Trust,
		Series 2006-AR10, Class 5A2
378		5.592%(c), 07/25/36	339,388

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,789,248)	9,707,066

		COMMERCIAL MORTGAGE-BACKED SECURITY —2.4%
		Bear Stearns Commercial Mortgage Securities,
		Series 2004-PWR4, Class A2 (cost $763,342)
948		5.286%, 06/11/41	982,785

		TOTAL LONG-TERM INVESTMENTS (cost $62,509,546)	64,373,081

		SHORT-TERM INVESTMENT —6.6%

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND —6.6%
2,642,825		Dryden Core Investment Fund - Taxable Money Market Series (cost $2,642,825)(w)	2,642,825
		TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—167.0% (cost $65,152,371)(p)	67,015,906

PRINCIPAL AMOUNT (000)#
		SECURITIES SOLD SHORT —(15.2)%

		U.S. Government Mortgage Backed Obligations
		Federal Home Loan Mortgage Corp.
$500		4.50%, TBA	(505,574)
		Federal National Mortgage Assoc.
5,300		5.50%, TBA	(5,613,861)

TOTAL SECURITIES SOLD SHORT (proceeds received $6,049,393)	(6,119,435)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—151.8% (cost $59,102,978)	60,896,471
Other liabilities in excess of other assets(x)—(51.8)%	(20,768,152)

NET ASSETS —100%	$40,128,319

The following abbreviations are used in the Portfolio descriptions:

IO	Interest Only Security
PO	Principal Only Security
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Security segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $65,152,453; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,863,453(gross unrealized appreciation $3,068,102; gross unrealized depreciation $1,204,649). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2010.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilites in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
13	90 Day Euro Dollar	Mar 10	$3,237,487	$3,240,575	$3,088
18	5 Year U.S. Treasury Notes	Mar 10	2,074,299	2,096,297	21,998
14	10 Year U.S. Treasury Notes	Mar 10	1,651,055	1,654,187	3,132

					28,218

Short Position:
66	2 Year U.S. Treasury Notes	Mar 10	14,354,593	14,384,906	(30,313)

					$(2,095)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount(000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Goldman Sachs (1)	10/31/18	1,300	4.31%	3 Month LIBOR	$(90,422)	$—	$(90,422)
Goldman Sachs (2)	05/05/10	20,000	0.00%	CMM/CMS	15,360	—	15,360

					$(75,062)	$—	$(75,062)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays or receives based on the spread between the two indices.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
U.S. Government Mortgage-Backed Obligations	$—	$53,683,230	$—
Residential Mortgage-Backed Securities	—	9,707,066	—
Commerical Mortgage-Backed Security	—	982,785	—
Affiliated Money Market Mutual Fund	2,642,825	—	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(6,119,435)	—

	$2,642,825	$58,253,646	$—
Other Financial Instruments*	(2,095)	(90,422)	15,360

Total	$2,640,730	$58,163,224	$15,360

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 10/31/09	$1,144
Accrued discounts/premiums	—
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	14,216
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 01/31/10	$15,360

*	The realized gain during the period was $9,593.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments

As of January 31, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	FEDERAL FARM CREDIT BANKS —2.6%
$1,500	2.375%, 04/07/10 (cost $1,505,855)	$1,505,855

	FEDERAL HOME LOAN BANK —14.9%
2,000	0.17%(n), 05/14/10	1,999,037
2,000	0.203%(n), 04/07/10	1,999,278
2,500	0.269%(n), 02/24/10	2,499,570
1,200	1.05%, 03/05/10	1,200,138
995	2.75%, 03/12/10	996,875

	TOTAL FEDERAL HOME LOAN BANK (cost $8,694,898)	8,694,898

	FEDERAL HOME LOAN MORTGAGE CORP. —26.2%
600	0.139%(c), 02/04/10	600,000
2,000	0.182%(n), 05/04/10	1,999,070
2,000	0.183%(n), 03/30/10	1,999,430
2,000	0.203%(n), 04/19/10	1,999,144
1,000	0.21%(n), 03/22/10	999,721
1,210	0.235%(n), 03/29/10	1,209,558
4,400	0.24%(n), 03/01/10-03/23/10	4,398,827
2,000	0.245%(n), 03/31/10	1,999,210

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $15,204,960)	15,204,960

	FEDERAL NATIONAL MORTGAGE ASSOCIATION(n)—31.3%
2,300	0.17%, 05/03/10	2,299,012
6,000	0.18%, 05/05/10-05/24/10	5,996,960
5,500	0.19%, 05/05/10-07/07/10	5,496,590
1,900	0.203%, 08/09/10	1,898,005
2,500	0.26%, 02/17/10	2,499,711

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $18,190,278)	18,190,278

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —25.0%
14,507,300	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $14,507,300)	14,507,300

	TOTAL INVESTMENTS(h)—100.0% (amortized cost $58,103,291)	58,103,291
	Other assets in excess of Liabilities	11,927

	NET ASSETS —100%	$58,115,218

(c)	Indicates a variable rate security.
(h)	Federal income tax basis is the same as for financial reporting purposes.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
U.S. Government Mortgage-Backed Obligations	$—	$43,595,991	$—
Affiliated Money Market Mutual Fund	14,507,300	—	—

	$14,507,300	$43,595,991	$—
Other Financial Instruments*	—	—	—

Total	$14,507,300	$43,595,991	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2010 and October 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an advisor in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities of sufficient credit quality held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities of sufficient credit quality held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.